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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-4418
                                    --------------------------------------------

                         California Investment Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


            44 Montgomery Street, Suite 2100, San Francisco, CA 94104
--------------------------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)


--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (415) 398-2727
                                                    --------------

Date of fiscal year end: August 31, 2003
                         ---------------
Date of reporting period: August 31, 2003
                          ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  ANNUAL REPORT

       CALIFORNIA                                                  -------------
    INVESTMENT TRUST                                                 PRSRT STD
    ----------------                                                U.S. Postage
       FUND GROUP                                                      PAID
44 Montgomery Street #2100                                          Permit #688
 San Francisco, CA 94104                                           Redwood City,
                                                                        CA
                                                                   -------------

----------------------------------------

                                                       CALIFORNIA
                                                    INVESTMENT TRUST
California Tax-Free Income Fund                     ----------------
                                                       FUND GROUP
California Insured Intermediate Fund

California Tax-Free Money Market Fund                ANNUAL REPORT
                                                    AUGUST 31, 2003


U.S. Government Securities Fund                      (800) 225-8778
                                                    www.citfunds.com
Short-Term U.S. Government Bond Fund
                                                     NO-LOAD FUNDS
The United States Treasury Trust

                                        This  report  is  intended  only for the
                                        information of shareholders or those who
                                        have  received the  offering  prospectus
S&P 500 Index Fund                      covering  shares of beneficial  interest
                                        of  California   Investment  Trust  Fund
S&P MidCap Index Fund                   Group which contains  information  about
                                        the  management  fee  and  other  costs.
S&P SmallCap Index Fund                 Investments  in  shares  of the funds of
                                        California  Investment  Trust Fund Group
Equity Income Fund                      are neither  insured nor  guaranteed  by
                                        the  U.S.  Government,  and  there is no
European Growth & Income Fund           assurance that any Fund which is a Money
                                        Market  Fund will be able to  maintain a
Nasdaq-100 Index Fund                   stable  net  asset  value of  $1.00  per
                                        share.


----------------------------------------

HISTORICAL PERFORMANCE AND MANAGER'S DISCUSSION

On the following pages are line graphs comparing each of the Funds performance to a comparable broad based securities market index for the 10 years ended August 31, 2003, or the inception of the Fund if less than 10 years. Each graph assumes a hypothetical $10,000 initial investment in the respective funds.

The object of the graph is to permit a comparison of the performance of the funds with a benchmark and to provide perspective on market conditions and investment strategies and techniques that materially affected the performance of each Fund. With each graph is a table presenting each of the respective Fund's average annual total return for the one-year, five-year, ten-year, and/or inception period through August 31, 2003.

BOND FUNDS

During the first eight months of the fiscal year, long-term 10-year treasury bonds traded in a highly volatile 75 basis point range, from roughly 3.50% to 4.25%. Uncertainty as to the economic outlook and the war in Iraq were the main factors influencing volatility. From early May to mid-June 10 year bond yields plummeted eight-five basis points to a low 3.025 % reflecting investors worries about deflation. As deflation concerns diminished and confidence in an improvement in the level of economic activity increased, yields on the 10-year bond rose about 1 3/8% from the low to end the fiscal year at 4.375%. Yields on municipal bonds followed a similar pattern.

The California Tax-Free Income Fund's duration, while remaining longer than it's

--------------------------------------------------------------------------------

                      California Insured Intermediate Fund
              versus the Lehman Bros. 5 Year Municipal Bond Index

                               [GRAPHIC OMITTED]

                   California
                    Insured             Lehman
                  Intermediate        Municipal
  Date                Fund            5 Yr Index
  ----                ----            ----------
08/31/93             10,000             10,000
09/30/93             10,097             10,076
10/31/93             10,113             10,102
11/30/93             10,034             10,051
12/31/93             10,237             10,199
01/31/94             10,333             10,140
02/28/94             10,084              9,975
03/31/94              9,741              9,767
04/30/94              9,796              9,828
05/31/94              9,889              9,877
06/30/94              9,858              9,872
07/31/94             10,185              9,987
08/31/94             10,024             10,035
09/30/94              9,892              9,967
10/31/94              9,818              9,902
11/30/94              9,637              9,811
12/31/94              9,726              9,922
01/31/95              9,863             10,045
02/28/95             10,167             10,221
03/31/95             10,275             10,325
04/30/95             10,330             10,365
05/31/95             10,554             10,582
06/30/95             10,509             10,591
07/31/95             10,628             10,720
08/31/95             10,772             10,818
09/30/95             10,840             10,845
10/31/95             10,974             10,911
11/30/95             11,106             11,010
12/31/95             11,123             11,067
01/31/96             11,240             11,178
02/29/96             11,205             11,147
03/31/96             11,044             11,069
04/30/96             11,023             11,068
05/31/96             10,991             11,063
06/30/96             11,071             11,128
07/31/96             11,168             11,210
08/31/96             11,176             11,220
09/30/96             11,268             11,312
10/31/96             11,398             11,410
11/30/96             11,609             11,558
12/31/96             11,556             11,536
01/31/97             11,610             11,576
02/28/97             11,670             11,660
03/31/97             11,510             11,533
04/30/97             11,556             11,583
05/31/97             11,696             11,725
06/30/97             11,802             11,814
07/31/97             12,091             12,022
08/31/97             11,996             11,961
09/30/97             12,107             12,067
10/31/97             12,150             12,130
11/30/97             12,187             12,168
12/31/97             12,295             12,272
01/31/98             12,429             12,384
02/28/98             12,433             12,404
03/31/98             12,408             12,415
04/30/98             12,322             12,363
05/31/98             12,501             12,511
06/30/98             12,535             12,554
07/31/98             12,589             12,598
08/31/98             12,793             12,753
09/30/98             12,978             12,884
10/31/98             12,983             12,921
11/30/98             13,021             12,945
12/31/98             13,030             12,990
01/31/99             13,191             13,128
02/28/99             13,123             13,114
03/31/99             13,158             13,126
04/30/99             13,152             13,166
05/31/99             13,094             13,112
06/30/99             12,910             12,964
07/31/99             13,026             13,044
08/31/99             12,986             13,039
09/30/99             13,055             13,086
10/31/99             12,971             13,053
11/30/99             13,046             13,130
12/31/99             12,942             13,087
01/31/00             13,011             13,081
02/29/00             13,069             13,125
03/31/00             13,217             13,244
04/30/00             13,136             13,213
05/31/00             13,173             13,210
06/30/00             13,435             13,451
07/31/00             13,594             13,592
08/31/00             13,797             13,739
09/30/00             13,711             13,716
10/31/00             13,799             13,812
11/30/00             13,846             13,871
12/31/00             14,072             14,095
01/31/01             14,333             14,337
02/28/01             14,324             14,376
03/31/01             14,371             14,494
04/30/01             14,130             14,413
05/31/01             14,327             14,561
06/30/01             14,438             14,635
07/31/01             14,607             14,793
08/31/01             14,854             14,993
09/30/01             14,812             15,038
10/31/01             14,994             15,163
11/30/01             14,845             15,043
12/31/01             14,697             14,969
01/31/02             14,966             15,210
02/28/02             15,146             15,382
03/31/02             14,704             15,055
04/30/02             15,058             15,402
05/31/02             15,228             15,505
06/30/02             15,316             15,675
07/31/02             15,531             15,844
08/31/02             15,770             15,996
09/30/02             16,147             16,218
10/31/02             15,658             16,053
11/30/02             15,651             16,037
12/31/02             16,011             16,356
01/31/03             15,847             16,384
02/28/03             16,011             16,562
03/31/03             16,017             16,539
04/30/03             16,117             16,617
05/31/03             16,477             16,883
06/30/03             16,368             16,839
07/31/03             15,793             16,472
08/31/03             15,933             16,587


AVERAGE ANNUAL TOTAL RETURNS*
for periods ended 8/31/2003             1 year      5 year      10 year
---------------------------             ------      ------      -------
California Insured Intermediate Fund     1.03%       4.49%       4.77%
Lehman Bros. Municipal Bond Index        3.70%       5.40%       5.19%


--------------------------------------------------------------------------------

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares

--------------------------------------------------------------------------------

                        California Tax-Free Income Fund
                  versus the Lehman Bros. Municipal Bond Index

                               [GRAPHIC OMITTED]

                   California       Lehman Brothers
                    Tax-Free           Municpal
  Date            Income Fund         Bond Index
  ----            -----------         ----------
08/31/93             10,000             10,000
09/30/93             10,136             10,114
10/31/93             10,134             10,133
11/30/93              9,995             10,044
12/31/93             10,279             10,256
01/31/94             10,412             10,373
02/28/94             10,051             10,104
03/31/94              9,517              9,693
04/30/94              9,577              9,775
05/31/94              9,666              9,860
06/30/94              9,558              9,800
07/31/94              9,791              9,980
08/31/94              9,786             10,014
09/30/94              9,593              9,867
10/31/94              9,449              9,692
11/30/94              9,190              9,516
12/31/94              9,392              9,726
01/31/95              9,722             10,004
02/28/95             10,115             10,295
03/31/95             10,201             10,413
04/30/95             10,223             10,426
05/31/95             10,542             10,758
06/30/95             10,404             10,665
07/31/95             10,488             10,766
08/31/95             10,568             10,903
09/30/95             10,670             10,971
10/31/95             10,895             11,130
11/30/95             11,165             11,315
12/31/95             11,322             11,424
01/31/96             11,396             11,511
02/29/96             11,255             11,432
03/31/96             11,023             11,286
04/30/96             10,956             11,254
05/31/96             10,931             11,250
06/30/96             11,071             11,373
07/31/96             11,203             11,476
08/31/96             11,188             11,474
09/30/96             11,357             11,634
10/31/96             11,527             11,766
11/30/96             11,798             11,981
12/31/96             11,673             11,931
01/31/97             11,665             11,954
02/28/97             11,782             12,064
03/31/97             11,564             11,903
04/30/97             11,678             12,003
05/31/97             11,874             12,183
06/30/97             11,996             12,313
07/31/97             12,453             12,655
08/31/97             12,249             12,536
09/30/97             12,414             12,685
10/31/97             12,462             12,766
11/30/97             12,520             12,841
12/31/97             12,758             13,029
01/31/98             12,942             13,163
02/28/98             12,917             13,167
03/31/98             12,859             13,179
04/30/98             12,748             13,119
05/31/98             13,003             13,327
06/30/98             13,035             13,379
07/31/98             13,034             13,412
08/31/98             13,321             13,620
09/30/98             13,573             13,790
10/31/98             13,528             13,790
11/30/98             13,572             13,839
12/31/98             13,564             13,873
01/31/99             13,776             14,038
02/28/99             13,638             13,977
03/31/99             13,660             13,996
04/30/99             13,645             14,031
05/31/99             13,491             13,950
06/30/99             13,229             13,749
07/31/99             13,289             13,798
08/31/99             13,181             13,688
09/30/99             13,207             13,693
10/31/99             13,048             13,546
11/30/99             13,199             13,689
12/31/99             13,079             13,586
01/31/00             13,093             13,528
02/29/00             13,230             13,685
03/31/00             13,510             13,985
04/30/00             13,383             13,902
05/31/00             13,382             13,830
06/30/00             13,730             14,196
07/31/00             13,912             14,394
08/31/00             14,244             14,615
09/30/00             14,139             14,539
10/31/00             14,226             14,698
11/30/00             14,304             14,809
12/31/00             14,704             15,175
01/31/01             14,832             15,326
02/28/01             14,812             15,375
03/31/01             14,865             15,513
04/30/01             14,493             15,345
05/31/01             14,631             15,511
06/30/01             14,799             15,615
07/31/01             15,004             15,846
08/31/01             15,382             16,108
09/30/01             15,321             16,053
10/31/01             15,541             16,244
11/30/01             15,294             16,107
12/31/01             15,082             15,954
01/31/02             15,366             16,230
02/28/02             15,594             16,427
03/31/02             15,126             16,105
04/30/02             15,485             16,419
05/31/02             15,635             16,519
06/30/02             15,736             16,694
07/31/02             15,975             16,909
08/31/02             16,235             17,112
09/30/02             16,728             17,487
10/31/02             16,183             17,197
11/30/02             16,077             17,125
12/31/02             16,509             17,486
01/31/03             16,285             17,442
02/28/03             16,547             17,686
03/31/03             16,544             17,697
04/30/03             16,674             17,814
05/31/03             17,159             18,231
06/30/03             16,980             18,152
07/31/03             16,180             17,517
08/31/03             16,334             17,648

AVERAGE ANNUAL TOTAL RETURNS*
for periods ended 8/31/2003             1 year      5 year      10 year
---------------------------             ------      ------      -------
California Tax-Free Income               0.61%       4.16%       5.03%
Lehman Bros. Municipal Bond Index        3.13%       5.32%       5.85%

--------------------------------------------------------------------------------
bogey, was modestly decreased in the fall of 2002 in anticipation of a stronger economy, which failed to materialize. The Fund's duration was subsequently kept in a narrow range somewhat longer than its bogey. In other actions, holdings of the State's bonds were reduced in the September because of credit downgrade concerns. As of August 31, 2003, the Fund had an average coupon of 5.47%, an average maturity of 8.4 years, duration of 6.5 years, and an average quality of Aa1.

Duration adjustments to the California Intermediate Insured Fund followed a similar pattern to those in the Income Fund except that it's overall duration about matched that of its bogey. The Fund's portfolio profile at fiscal year-end was as follows: average coupon, 5.1%; average maturity, 6.2 years; and average duration, 5.2 years.

During the fiscal year the U.S. Government Securities Fund's duration was shortened significantly. At the close of the year, the Fund's profile showed an average coupon of 4.54%, an average maturity of 5.5 years and duration of 3.8 years.

As of August 31, 2003, the Short-term U.S. Government Bond Fund's average coupon was 4.6%, its average maturity was 1.1 year and it's duration 1 year. Again, during the course of the fiscal year, the Fund's duration was shortened in anticipation of a stronger economy and an expected rise in interest rates.

STOCK FUNDS

By definition, the objective for managing the index funds is to match the performance of the funds to their index benchmarks. Each of our index funds tracked

--------------------------------------------------------------------------------

                        U.S. Government Securities Fund
               versus the Lehman Bros. Treasury and GNMA Indicies

                               [GRAPHIC OMITTED]

                      U.S.
                   Government
                   Securities        Lehman Bros.       Lehman Bros.
  Date                Fund            GNMA Index       Tresury Index
  ----                ----            ----------       -------------
08/31/93             10,000             10,000             10,000
09/30/93             10,035             10,008             10,039
10/31/93             10,085             10,025             10,076
11/30/93              9,856             10,011              9,965
12/31/93              9,891             10,104             10,004
01/31/94             10,093             10,184             10,142
02/28/94              9,733              9,675              9,924
03/31/94              9,405              9,413              9,702
04/30/94              9,302              9,349              9,626
05/31/94              9,250              9,376              9,511
06/30/94              9,194              9,362              9,490
07/31/94              9,422              9,544              9,662
08/31/94              9,355              9,574              9,664
09/30/94              9,126              9,439              9,528
10/31/94              9,089              9,424              9,521
11/30/94              9,096              9,397              9,504
12/31/94              9,200              9,502              9,562
01/31/95              9,390              9,698              9,740
02/28/95              9,613              9,954              9,950
03/31/95              9,661             10,003             10,012
04/30/95              9,799             10,151             10,143
05/31/95             10,223             10,461             10,553
06/30/95             10,305             10,532             10,637
07/31/95             10,220             10,554             10,597
08/31/95             10,424             10,663             10,720
09/30/95             10,583             10,767             10,823
10/31/95             10,837             10,855             10,991
11/30/95             11,078             10,980             11,161
12/31/95             11,348             11,121             11,321
01/31/96             11,337             11,199             11,392
02/29/96             10,868             11,115             11,159
03/31/96             10,680             11,087             11,061
04/30/96             10,516             11,058             10,991
05/31/96             10,449             11,020             10,973
06/30/96             10,655             11,165             11,112
07/31/96             10,665             11,207             11,139
08/31/96             10,556             11,212             11,116
09/30/96             10,830             11,399             11,298
10/31/96             11,205             11,629             11,547
11/30/96             11,564             11,798             11,746
12/31/96             11,294             11,735             11,625
01/31/97             11,274             11,826             11,637
02/28/97             11,285             11,868             11,651
03/31/97             11,130             11,986             11,525
04/30/97             11,300             12,182             11,691
05/31/97             11,378             12,308             11,792
06/30/97             11,510             12,453             11,924
07/31/97             11,804             12,678             12,266
08/31/97             11,612             12,652             12,142
09/30/97             11,842             12,820             12,327
10/31/97             12,091             12,953             12,541
11/30/97             12,158             12,994             12,606
12/31/97             12,347             13,111             12,739
01/31/98             12,575             13,238             12,934
02/28/98             12,500             13,267             12,895
03/31/98             12,526             13,323             12,930
04/30/98             12,571             13,400             12,988
05/31/98             12,766             13,491             13,123
06/30/98             12,992             13,548             13,274
07/31/98             12,967             13,623             13,295
08/31/98             13,460             13,731             13,657
09/30/98             13,924             13,893             14,038
10/31/98             13,763             13,881             13,993
11/30/98             13,826             13,960             13,990
12/31/98             13,839             14,017             14,018
01/31/99             13,906             14,116             14,099
02/28/99             13,428             14,071             13,740
03/31/99             13,453             14,157             13,792
04/30/99             13,487             14,225             13,825
05/31/99             13,299             14,154             13,696
06/30/99             13,224             14,097             13,668
07/31/99             13,167             14,004             13,657
08/31/99             13,139             14,000             13,659
09/30/99             13,289             14,226             13,765
10/31/99             13,280             14,309             13,780
11/30/99             13,249             14,315             13,754
12/31/99             13,155             14,287             13,663
01/31/00             13,082             14,158             13,698
02/29/00             13,202             14,339             13,904
03/31/00             13,507             14,566             14,179
04/30/00             13,461             14,553             14,134
05/31/00             13,505             14,605             14,155
06/30/00             13,746             14,875             14,394
07/31/00             13,863             14,954             14,542
08/31/00             14,104             15,180             14,756
09/30/00             14,120             15,321             14,768
10/31/00             14,245             15,434             14,911
11/30/00             14,561             15,652             15,217
12/31/00             14,860             15,873             15,508
01/31/01             14,974             16,133             15,633
02/28/01             15,135             16,204             15,822
03/31/01             15,158             16,301             15,873
04/30/01             14,937             16,327             15,676
05/31/01             14,921             16,464             15,725
06/30/01             15,012             16,514             15,810
07/31/01             15,351             16,796             16,205
08/31/01             15,506             16,919             16,419
09/30/01             15,670             17,147             16,680
10/31/01             16,176             17,375             17,142
11/30/01             15,735             17,229             16,717
12/31/01             15,548             17,178             16,555
01/31/02             15,673             17,351             16,666
02/28/02             15,820             17,528             16,764
03/31/02             15,588             17,362             16,360
04/30/02             15,864             17,667             16,767
05/31/02             15,957             17,782             16,861
06/30/02             16,088             17,924             17,099
07/31/02             16,300             18,132             17,504
08/31/02             16,536             18,259             17,882
09/30/02             16,847             18,411             18,365
10/31/02             16,671             18,468             18,161
11/30/02             16,545             18,484             17,981
12/31/02             16,943             18,667             18,449
01/31/03             16,898             18,714             18,393
02/28/03             17,142             18,808             18,710
03/31/03             17,052             18,821             18,631
04/30/03             17,111             18,864             18,719
05/31/03             17,530             18,864             19,258
06/30/03             17,467             18,921             19,140
07/31/03             16,894             18,608             18,300
08/31/03             16,952             18,731             18,408

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2003             1 year      5 year      10 year
---------------------------             ------      ------      -------
U.S. Government Securities Fund          2.52%       4.72%       5.42%
Lehman Bros. Composite Treasury Index    2.94%       6.15%       6.29%
Lehman Bros. GNMA Index                  2.59%       6.41%       6.48%

--------------------------------------------------------------------------------

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares

--------------------------------------------------------------------------------

                      Short-Term U.S. Government Bond Fund
                   versus the Lehman 1-3 Year Treasury Index

                               [GRAPHIC OMITTED]

                   Short-Term
                U.S. Government     Lehman 1-3 yr
  Date             Bond Fund        Treasury Index
  ----             ---------        --------------
01/18/00             10,000             10,000
01/31/00             10,006              9,996
02/29/00             10,056             10,062
03/31/00             10,119             10,126
04/30/00             10,157             10,149
05/31/00             10,204             10,191
06/30/00             10,294             10,298
07/31/00             10,352             10,364
08/31/00             10,415             10,441
09/30/00             10,479             10,518
10/31/00             10,532             10,574
11/30/00             10,608             10,675
12/31/00             10,712             10,805
01/31/01             10,812             10,942
02/28/01             10,871             11,014
03/31/01             10,937             11,105
04/30/01             10,971             11,134
05/31/01             11,031             11,194
06/30/01             11,060             11,234
07/31/01             11,154             11,363
08/31/01             11,205             11,433
09/30/01             11,369             11,622
10/31/01             11,477             11,733
11/30/01             11,408             11,705
12/31/01             11,393             11,709
01/31/02             11,417             11,732
02/28/02             11,477             11,790
03/31/02             11,400             11,702
04/30/02             11,495             11,841
05/31/02             11,520             11,886
06/30/02             11,571             11,990
07/31/02             11,630             12,140
08/31/02             11,642             12,183
09/30/02             11,686             12,287
10/31/02             11,712             12,316
11/30/02             11,699             12,274
12/31/02             11,734             12,394
01/31/03             11,745             12,391
02/28/03             11,752             12,446
03/31/03             11,767             12,468
04/30/03             11,768             12,491
05/31/03             11,781             12,538
06/30/03             11,792             12,558
07/31/03             11,780             12,486
08/31/03             11,777             12,492

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2003             1 year      Inception
---------------------------             ------      ---------
Short-Term U.S. Government Bond Fund     1.17%        4.63%
Lehman 1-3 Year Treasury Index           2.54%        6.35%

--------------------------------------------------------------------------------
their respective benchmarks tightly during this last fiscal year. We measure the index fund performance by using a correlation coefficient. This is a statistical measure that compares daily performance of the fund against it's benchmark index. A measure of 1.000 indicates that the performance is perfectly correlated and a measure of -1.000 implies they are negatively correlated. Each of the four index funds had a correlation coefficient of 1.000 for the past fiscal year.

The small and mid-cap market sectors continued to outperform the largecap sector through this last fiscal year. These segments came out of the 2000 market bubble with much more attractive earning multiples and the momentum has continued to carry these segments through what appears to be the early stages of a US Economic Recovery. We continue to believe that the relative value imbalance in these sectors is largely corrected but as has been the case in the past, performance draws investors into segments late and I tend to believe this momentum carries valuations through levels where we would expect them to peak. Predicting how long this momentum will last and thus, relative performance, is a guessing game at best. As such, we strongly encourage shareholders to consider a balanced approach for the portion of their portfolios dedicated to stock funds. By this, we mean owning equal balances of each of the three core index funds
(S&P 500, MidCap and SmallCap Funds) to achieve a more diversified equity portfolio. It is important to note that at the time of this printing, earnings multiples for each index are higher than the historical norms. Whether the market is overvalued or it is accurately reflecting an earnings recovery remains to be seen.

--------------------------------------------------------------------------------

                             CIT S&P 500 Index Fund
                 versus the S&P 500 Composite Stock Price Index

                               [GRAPHIC OMITTED]

                                        S&P 500
                                       Composite
                  CIT S&P 500         Stock Price
  Date             Index Fund            Index
  ----             ----------            -----
08/31/93             10,000             10,000
09/30/93              9,920              9,921
10/31/93             10,128             10,126
11/30/93             10,038             10,030
12/31/93             10,157             10,151
01/31/94             10,494             10,496
02/28/94             10,203             10,211
03/31/94              9,756              9,767
04/30/94              9,880              9,892
05/31/94             10,035             10,054
06/30/94              9,788              9,808
07/31/94             10,111             10,130
08/31/94             10,517             10,544
09/30/94             10,259             10,287
10/31/94             10,506             10,517
11/30/94             10,114             10,135
12/31/94             10,263             10,285
01/31/95             10,527             10,551
02/28/95             10,941             10,962
03/31/95             11,264             11,285
04/30/95             11,586             11,617
05/31/95             12,032             12,081
06/30/95             12,302             12,361
07/31/95             12,704             12,771
08/31/95             12,732             12,803
09/30/95             13,271             13,343
10/31/95             13,242             13,295
11/30/95             13,818             13,878
12/31/95             14,081             14,145
01/31/96             14,545             14,626
02/29/96             14,666             14,762
03/31/96             14,802             14,904
04/30/96             15,045             15,124
05/31/96             15,430             15,513
06/30/96             15,482             15,572
07/31/96             14,799             14,885
08/31/96             15,104             15,199
09/30/96             15,946             16,054
10/31/96             16,387             16,497
11/30/96             17,620             17,742
12/31/96             17,268             17,391
01/31/97             18,339             18,477
02/28/97             18,475             18,622
03/31/97             17,704             17,858
04/30/97             18,748             18,923
05/31/97             19,886             20,075
06/30/97             20,757             20,974
07/31/97             22,399             22,642
08/31/97             21,170             21,375
09/30/97             22,318             22,544
10/31/97             21,583             21,792
11/30/97             22,578             22,800
12/31/97             22,966             23,192
01/31/98             23,216             23,448
02/28/98             24,879             25,138
03/31/98             26,146             26,424
04/30/98             26,419             26,690
05/31/98             25,961             26,232
06/30/98             26,998             27,297
07/31/98             26,702             27,007
08/31/98             22,891             23,106
09/30/98             24,336             24,587
10/31/98             26,372             26,585
11/30/98             27,951             28,195
12/31/98             29,568             29,819
01/31/99             30,845             31,065
02/28/99             29,895             30,100
03/31/99             31,067             31,304
04/30/99             32,212             32,517
05/31/99             31,418             31,750
06/30/99             33,152             33,511
07/31/99             32,140             32,465
08/31/99             31,992             32,304
09/30/99             31,114             31,420
10/31/99             33,080             33,407
11/30/99             33,744             34,086
12/31/99             35,782             36,093
01/31/00             33,982             34,280
02/29/00             33,321             33,631
03/31/00             36,547             36,919
04/30/00             35,415             35,809
05/31/00             34,717             35,074
06/30/00             35,567             35,939
07/31/00             35,084             35,377
08/31/00             37,233             37,574
09/30/00             35,306             35,590
10/31/00             35,173             35,439
11/30/00             32,415             32,647
12/31/00             32,596             32,808
01/31/01             33,719             33,971
02/28/01             30,745             30,875
03/31/01             28,840             28,920
04/30/01             31,032             31,166
05/31/01             31,255             31,375
06/30/01             30,496             30,612
07/31/01             30,198             30,310
08/31/01             28,322             28,415
09/30/01             26,060             26,120
10/31/01             26,522             26,619
11/30/01             28,518             28,660
12/31/01             28,746             28,911
01/31/02             28,333             28,490
02/28/02             27,819             27,940
03/31/02             28,828             28,991
04/30/02             27,095             27,234
05/31/02             26,894             27,034
06/30/02             24,985             25,109
07/31/02             23,134             23,152
08/31/02             23,273             23,304
09/30/02             20,716             20,774
10/31/02             22,551             22,600
11/30/02             23,918             23,929
12/31/02             22,498             22,524
01/31/03             21,887             21,935
02/28/03             21,557             21,606
03/31/03             21,757             21,815
04/30/03             23,543             23,611
05/31/03             24,806             24,854
06/30/03             25,126             25,171
07/31/03             25,562             25,615
08/31/03             26,074             26,114

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2003             1 year     5 year      10 year
---------------------------             ------     ------      -------
CIT S&P 500 Index Fund                  12.03%      2.64%       10.06%
S&P 500 Composite Stock Price Index     12.06%      2.48%       10.07%

--------------------------------------------------------------------------------

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares

--------------------------------------------------------------------------------

                           CIT S&P MidCap Index Fund
                        versus the S&P MidCap 400 Index

                               [GRAPHIC OMITTED]

                    CIT S&P
                     MidCap           S&P MidCap
  Date             Index Fund         400 Index
  ----             ----------         ---------
08/31/93             10,000             10,000
09/30/93             10,090             10,105
10/31/93             10,109             10,138
11/30/93              9,887              9,914
12/31/93             10,326             10,373
01/31/94             10,570             10,613
02/28/94             10,427             10,462
03/31/94              9,922              9,978
04/30/94              9,988             10,052
05/31/94              9,895              9,957
06/30/94              9,549              9,614
07/31/94              9,866              9,939
08/31/94             10,375             10,460
09/30/94             10,180             10,264
10/31/94             10,290             10,378
11/30/94              9,829              9,910
12/31/94              9,916             10,000
01/31/95             10,015             10,105
02/28/95             10,542             10,634
03/31/95             10,733             10,819
04/30/95             10,948             11,037
05/31/95             11,209             11,303
06/30/95             11,663             11,764
07/31/95             12,258             12,377
08/31/95             12,475             12,605
09/30/95             12,788             12,911
10/31/95             12,453             12,579
11/30/95             12,985             13,125
12/31/95             12,952             13,093
01/31/96             13,144             13,283
02/29/96             13,584             13,733
03/31/96             13,750             13,898
04/30/96             14,163             14,322
05/31/96             14,346             14,516
06/30/96             14,126             14,298
07/31/96             13,181             13,333
08/31/96             13,943             14,103
09/30/96             14,555             14,718
10/31/96             14,584             14,761
11/30/96             15,411             15,591
12/31/96             15,394             15,608
01/31/97             15,984             16,194
02/28/97             15,852             16,061
03/31/97             15,175             15,378
04/30/97             15,543             15,776
05/31/97             16,892             17,156
06/30/97             17,379             17,637
07/31/97             19,092             19,382
08/31/97             19,051             19,359
09/30/97             20,140             20,471
10/31/97             19,296             19,581
11/30/97             19,571             19,871
12/31/97             20,302             20,640
01/31/98             19,946             20,247
02/28/98             21,562             21,924
03/31/98             22,559             22,912
04/30/98             22,961             23,329
05/31/98             21,922             22,281
06/30/98             22,073             22,420
07/31/98             21,210             21,551
08/31/98             17,266             17,542
09/30/98             18,861             19,179
10/31/98             20,524             20,890
11/30/98             21,542             21,932
12/31/98             24,056             24,580
01/31/99             23,174             23,623
02/28/99             21,942             22,387
03/31/99             22,562             23,012
04/30/99             24,343             24,826
05/31/99             24,460             24,934
06/30/99             25,774             26,269
07/31/99             25,227             25,706
08/31/99             24,367             24,825
09/30/99             23,622             24,060
10/31/99             24,850             25,285
11/30/99             26,093             26,612
12/31/99             27,595             28,192
01/31/00             26,841             27,398
02/29/00             28,644             29,315
03/31/00             31,381             31,767
04/30/00             30,379             30,657
05/31/00             29,951             30,278
06/30/00             30,461             30,723
07/31/00             30,988             31,209
08/31/00             34,221             34,692
09/30/00             34,010             34,454
10/31/00             32,952             33,285
11/30/00             30,530             30,774
12/31/00             32,973             33,128
01/31/01             33,622             33,867
02/28/01             31,754             31,935
03/31/01             29,548             29,562
04/30/01             32,724             32,822
05/31/01             33,513             33,587
06/30/01             33,438             33,451
07/31/01             32,963             32,952
08/31/01             31,975             31,875
09/30/01             28,179             27,911
10/31/01             29,289             29,147
11/30/01             31,466             31,315
12/31/01             33,082             32,930
01/31/02             32,942             32,761
02/28/02             32,982             32,801
03/31/02             35,311             35,145
04/30/02             35,152             34,981
05/31/02             34,593             34,391
06/30/02             32,109             31,875
07/31/02             28,992             28,786
08/31/02             29,172             28,931
09/30/02             26,801             26,601
10/31/02             27,962             27,752
11/30/02             29,563             29,356
12/31/02             28,379             28,150
01/31/03             27,596             27,328
02/28/03             26,894             26,677
03/31/03             27,050             26,902
04/30/03             28,981             28,853
05/31/03             31,334             31,243
06/30/03             31,708             31,641
07/31/03             32,836             32,764
08/31/03             34,267             34,248

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2003             1 year     5 year      10 year
---------------------------             ------     ------      -------
CIT S&P MidCap Index Fund               17.46%      14.69%      13.11%
S&P MidCap 400 Index                    18.38%      14.32%      13.10%

--------------------------------------------------------------------------------

The Nasdaq-100 Index Fund, which is largely a technology fund, was up a dramatic 41.49% for the fiscal year. However, this performance masks the significant declines in this market segment and only partially recoups the losses of the past few years. We have seen a strong resurgence in LargeCap growth stocks, driven largely by expectations of the changing economy and solid profit growth in this segment. We await significant growth in corporate spending. However, cost cutting measures and low hurdles in comparative numbers should give this segment a continued boost.

Our European Growth & Income Fund is managed using the Dow Stoxx 50, a European LargeCap Index, as a benchmark for its holdings. The fund was up 8.17% and outperformed its benchmark by 2.86% this past year. This fund gives investors a low-cost, highly efficient tool to diversify internationally. European markets lagged the performance of the U.S. Markets for much of the year as the European Economy was seen as growing slower than the US economy. We did not hedge the currency risk during the previous fiscal year and do not plan to do so this year. The Fund experienced large purchases and sales in relation to the assets under management. Market timers created a situation where the fund had excess cash positions during down markets and thus benefited from these flows. We do not anticipate further assets coming into the funds from investors using timing strategies.

The Equity Income Fund is actively managed as a value fund and continues to focus on stocks that have high dividend yields relative to the S&P 500 Composite Stock Index. This is an investment strategy that was largely out of favor during

--------------------------------------------------------------------------------

                          CIT S&P SmallCap Index Fund
                       versus the S&P SmallCap 600 Index

                               [GRAPHIC OMITTED]

                    CIT S&P              S&P
                    SmallCap           SmallCap
Date               Index Fund         600 Index
----               ----------         ---------
10/02/96             10,000             10,000
10/31/96              9,850              9,865
11/30/96             10,240             10,377
12/31/96             10,373             10,499
01/31/97             10,635             10,673
02/28/97             10,383             10,452
03/31/97              9,839              9,916
04/30/97             10,002             10,037
05/31/97             11,110             11,216
06/30/97             11,578             11,712
07/31/97             12,200             12,448
08/31/97             12,486             12,762
09/30/97             13,284             13,605
10/31/97             12,712             13,018
11/30/97             12,642             12,924
12/31/97             12,868             13,184
01/31/98             12,592             12,927
02/28/98             13,672             14,104
03/31/98             14,191             14,642
04/30/98             14,286             14,728
05/31/98             13,490             13,948
06/30/98             13,503             13,988
07/31/98             12,439             12,919
08/31/98             10,066             10,429
09/30/98             10,699             11,065
10/31/98             11,179             11,578
11/30/98             11,779             12,229
12/31/98             12,493             13,009
01/31/99             12,374             12,847
02/28/99             11,260             11,689
03/31/99             11,425             11,840
04/30/99             12,151             12,622
05/31/99             12,389             12,929
06/30/99             13,108             13,665
07/31/99             12,978             13,545
08/31/99             12,435             12,949
09/30/99             12,472             13,004
10/31/99             12,483             12,971
11/30/99             13,011             13,520
12/31/99             14,172             14,624
01/31/00             13,784             14,170
02/29/00             15,745             16,068
03/31/00             15,080             15,474
04/30/00             14,771             15,208
05/31/00             14,280             14,759
06/30/00             15,239             15,632
07/31/00             14,827             15,248
08/31/00             16,120             16,599
09/30/00             15,632             16,147
10/31/00             15,586             16,248
11/30/00             14,034             14,557
12/31/00             15,722             16,351
01/31/01             16,232             17,051
02/28/01             15,261             16,011
03/31/01             14,584             15,278
04/30/01             15,654             16,442
05/31/01             15,910             16,757
06/30/01             16,458             17,370
07/31/01             16,093             17,080
08/31/01             15,703             16,691
09/30/01             13,658             14,436
10/31/01             14,378             15,205
11/30/01             15,367             16,317
12/31/01             16,391             17,421
01/31/02             16,489             17,573
02/28/02             16,233             17,271
03/31/02             17,435             18,635
04/30/02             17,899             19,161
05/31/02             17,154             18,369
06/30/02             16,247             17,419
07/31/02             14,034             14,958
08/31/02             14,181             15,101
09/30/02             13,297             14,177
10/31/02             13,749             14,630
11/30/02             14,496             15,392
12/31/02             13,991             14,873
01/31/03             13,499             14,362
02/28/03             13,094             13,902
03/31/03             13,179             14,011
04/30/03             14,225             15,148
05/31/03             15,343             16,368
06/30/03             15,696             16,794
07/31/03             16,520             17,667
08/31/03             17,307             18,527

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2003             1 year     5 year      Inception
---------------------------             ------     ------      ---------
CIT S&P SmallCap Index Fund             22.04%      11.45%       8.26%
S&P SmallCap 600 Index                  22.68%      12.18%       9.33%

--------------------------------------------------------------------------------

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares

--------------------------------------------------------------------------------

                               Equity Income Fund
                        versus the S&P BARRA/Value Index
                     & the S&P Composite Stock Price Index

                               [GRAPHIC OMITTED]

                                                          S&P 500
                                                         Composite
                   CIT Equity                              Stock
                     Income           S&P/BARRA            Price
  Date                Fund           Value Index           Index1
  ----                ----           -----------           ------
09/04/96             10,000             10,000             10,000
09/30/96             10,207             10,366             10,562
10/31/96             10,528             10,717             10,854
11/30/96             11,209             11,534             11,673
12/31/96             11,097             11,344             11,442
01/31/97             11,574             11,869             12,156
02/28/97             11,668             11,955             12,252
03/31/97             11,245             11,546             11,749
04/30/97             11,737             11,979             12,450
05/31/97             12,354             12,729             13,208
06/30/97             12,801             13,215             13,799
07/31/97             13,824             14,275             14,897
08/31/97             13,329             13,631             14,063
09/30/97             14,064             14,430             14,833
10/31/97             13,618             13,900             14,338
11/30/97             14,079             14,428             15,001
12/31/97             14,348             14,748             15,258
01/31/98             14,204             14,566             15,427
02/28/98             15,220             15,658             16,539
03/31/98             16,087             16,450             17,385
04/30/98             16,220             16,645             17,560
05/31/98             16,076             16,411             17,259
06/30/98             16,229             16,536             17,959
07/31/98             15,793             16,177             17,768
08/31/98             13,390             13,579             15,202
09/30/98             13,866             14,406             16,176
10/31/98             14,846             15,532             17,491
11/30/98             15,431             16,340             18,550
12/31/98             16,234             16,912             19,619
01/31/99             16,449             17,253             20,439
02/28/99             16,132             16,884             19,804
03/31/99             16,446             17,395             20,596
04/30/99             17,494             18,897             21,394
05/31/99             16,902             18,556             20,889
06/30/99             17,588             19,268             22,047
07/31/99             17,062             18,676             21,360
08/31/99             16,455             18,202             21,254
09/30/99             15,682             17,492             20,672
10/31/99             16,291             18,480             21,980
11/30/99             16,253             18,372             22,426
12/31/99             16,868             19,062             23,746
01/31/00             16,249             18,456             22,553
02/29/00             15,927             17,303             22,127
03/31/00             17,177             19,105             24,290
04/30/00             16,710             18,978             23,560
05/31/00             16,554             19,036             23,076
06/30/00             16,355             18,285             23,645
07/31/00             16,475             18,651             23,276
08/31/00             17,810             19,901             24,721
09/30/00             17,387             19,896             23,416
10/31/00             17,338             20,267             23,317
11/30/00             16,304             19,230             21,480
12/31/00             16,668             20,219             21,585
01/31/01             16,029             21,072             22,350
02/28/01             15,882             19,677             20,314
03/31/01             15,317             18,900             19,027
04/30/01             16,256             20,181             20,505
05/31/01             16,429             20,392             20,643
06/30/01             15,894             19,732             20,140
07/31/01             15,534             19,390             19,942
08/31/01             15,150             18,271             18,695
09/30/01             14,332             16,537             17,185
10/31/01             14,382             16,537             17,513
11/30/01             15,242             17,587             18,856
12/31/01             15,700             17,856             19,022
01/31/02             15,562             17,366             18,744
02/28/02             15,512             17,210             18,383
03/31/02             16,147             18,092             19,074
04/30/02             15,984             17,186             17,918
05/31/02             15,733             17,256             17,787
06/30/02             15,077             16,168             16,520
07/31/02             14,171             14,421             15,233
08/31/02             14,322             14,520             15,332
09/30/02             13,201             12,862             13,668
10/31/02             13,542             13,930             14,869
11/30/02             13,858             14,907             15,744
12/31/02             13,717             14,132             14,819
01/31/03             13,222             13,747             14,432
02/28/03             13,044             13,372             14,215
03/31/03             13,246             13,355             14,353
04/30/03             14,073             14,674             15,534
05/31/03             14,925             15,753             16,352
06/30/03             15,197             15,868             16,561
07/31/03             15,414             16,221             16,853
08/31/03             15,721             16,571             17,181

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2003             1 year        5 year    Inception
---------------------------             ------        ------    ---------
CIT Equity Income Fund                   9.77%         3.26%      6.69%
S&P BARRA/Value Index                   14.13%         4.06%      7.49%
S&P 500 Composite Stock Price Index     12.06%         2.48%      7.96%

--------------------------------------------------------------------------------
the tech boom. In light of recent concerns about earnings quality and the lower dividend tax rates, stocks paying dividends should continue to attract the attention of investors. We have seen a number of companies adjust their dividend payout rate and as earnings improve, I believe this trend will continue. The Equity Income Fund was up 9.77% for the year and trailed the gains the U.S. stock market as measured by the S&P 500 Index by 2.29%. The fund under performed its benchmark, the BARRA/Value Index, by 4.36% for the year. The fund has been 100% invested since we determined the use of weapons of mass destruction were unlikely to be used by the Iraqi military. The fund maintains a focus in energy and financials and these sectors have lagged for much of the past 6 months but are priced at attractive earnings multiples.

Investing in stocks has become much easier these days and at the time of this print, the economy looks like it is on the road to what I term a profit-driven recovery. Corporate spending on new initiatives should grow slowly as the pain of cutting remains fresh on the minds of Corporate America. Additionally, I expect to see conservative management styles to be in vogue with Corporate Boards whose responsibilities to investors have been more clearly defined over the past few years. This should be good for investors. While we can not predict what the future holds, we can easily make the case that investors who have continued to invest through troubled markets in the past have been rewarded for their tenacity. We strongly encourage you to maintain a diversified portfolio using both stock and bond funds, in a balance which is appropriate for your particular investment objectives.

--------------------------------------------------------------------------------

                         European Growth & Income Fund
               versus the Dow Jones Stoxx 50 Index (U.S. Dollars)

                               [GRAPHIC OMITTED]

                                     Dow Jones
                   CIT European       Stoxx 50
                     Growth &          Index
  Date             Income Fund     (U.S. dollars)
  ----             -----------     --------------
12/31/95             10,000             10,000
01/31/96             10,000             10,014
02/29/96             10,000             10,188
03/31/96             10,000             10,255
04/30/96             10,000             10,292
05/31/96             10,000             10,441
06/30/96             10,000             10,484
07/31/96             10,000             10,461
08/31/96             10,000             10,710
09/30/96             10,000             11,033
10/31/96             10,000             11,279
11/30/96             10,000             11,975
12/31/96             10,000             12,210
01/31/97             10,000             12,199
02/28/97             10,000             12,391
03/31/97             10,000             12,957
04/30/97             10,000             13,006
05/31/97             10,000             13,669
06/30/97             10,000             14,601
07/31/97             10,000             15,301
08/31/97             10,000             14,226
09/30/97             10,000             15,758
10/31/97             10,000             14,898
11/30/97             10,000             15,186
12/31/97             10,000             15,575
01/31/98             10,000             16,240
02/28/98             10,000             17,617
03/31/98             10,000             18,759
04/30/98             10,000             19,273
05/31/98             10,000             19,913
06/30/98             10,000             20,487
07/31/98             10,000             21,110
08/31/98             10,000             18,495
09/30/98             10,000             17,500
10/31/98             10,000             18,977
11/30/98             10,000             20,368
12/31/98             10,000             21,355
01/31/99             10,000             21,518
02/28/99             10,000             20,889
03/31/99             10,000             21,225
04/30/99             10,000             21,927
05/31/99             10,000             20,828
06/30/99             10,000             21,423
07/31/99             10,000             21,480
08/31/99             10,000             21,740
09/30/99             10,000             21,458
10/31/99             10,000             22,912
11/30/99             10,000             24,028
01/18/00             10,000             10,000
01/31/00              9,720              9,289
02/29/00             10,060              9,907
03/31/00             10,299             10,213
04/30/00              9,918              9,769
05/31/00              9,858              9,752
06/30/00              9,892              9,779
07/31/00              9,641              9,581
08/31/00              9,641              9,468
09/30/00              8,997              8,975
10/31/00              9,067              8,946
11/30/00              8,593              8,565
12/31/00              9,047              9,116
01/31/01              9,037              9,052
02/28/01              8,119              8,082
03/31/01              7,665              7,535
04/30/01              8,281              8,135
05/31/01              7,927              7,727
06/30/01              7,517              7,409
07/31/01              7,477              7,402
08/31/01              7,243              7,159
09/30/01              6,711              6,565
10/31/01              6,915              6,748
11/30/01              7,109              6,926
12/31/01              7,272              7,087
01/31/02              6,905              6,672
02/28/02              6,854              6,688
03/31/02              7,144              7,005
04/30/02              7,072              6,895
05/31/02              7,001              6,850
06/30/02              6,697              6,647
07/31/02              6,017              5,875
08/31/02              5,975              5,860
09/30/02              5,267              5,034
10/31/02              5,764              5,596
11/30/02              6,043              5,848
12/31/02              5,778              5,567
01/31/03              5,653              5,310
02/28/03              5,446              5,179
03/31/03              5,405              5,095
04/30/03              6,041              5,794
05/31/03              6,416              6,124
06/30/03              6,411              6,191
07/31/03              6,464              6,264
08/31/03              6,464              6,161

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2003             1 year    Inception
---------------------------             ------    ---------
CIT European Growth & Income Fund        8.17%     -11.37%
Dow Jones Stoxx 50 Index (U.S. Dollars)  5.15%     -12.53%

--------------------------------------------------------------------------------

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares

--------------------------------------------------------------------------------

                             Nasdaq-100 Index Fund
                          versus the Nasdaq-100 Index

                               [GRAPHIC OMITTED]

                      CIT
                   Nasdaq-100         Nasdaq-100
  Date             Index Fund           Index
  ----             ----------           -----
12/31/95             10,000             10,000
01/31/96             10,000             10,272
02/29/96             10,000             10,812
03/31/96             10,000             10,584
04/30/96             10,000             11,576
05/31/96             10,000             12,024
06/30/96             10,000             11,764
07/31/96             10,000             11,049
08/31/96             10,000             11,529
09/30/96             10,000             12,816
10/31/96             10,000             13,068
11/30/96             10,000             14,496
12/31/96             10,000             14,278
01/31/97             10,000             16,021
02/28/97             10,000             14,787
03/31/97             10,000             13,859
04/30/97             10,000             15,212
05/31/97             10,000             16,676
06/30/97             10,000             16,650
07/31/97             10,000             19,256
08/31/97             10,000             18,686
09/30/97             10,000             19,087
10/31/97             10,000             17,740
11/30/97             10,000             18,278
12/31/97             10,000             17,243
01/31/98             10,000             18,643
02/28/98             10,000             20,785
03/31/98             10,000             21,252
04/30/98             10,000             21,731
05/31/98             10,000             20,756
06/30/98             10,000             23,287
07/31/98             10,000             23,983
08/31/98             10,000             19,859
09/30/98             10,000             23,433
10/31/98             10,000             24,392
11/30/98             10,000             27,136
12/31/98             10,000             31,982
01/31/99             10,000             37,056
02/28/99             10,000             33,542
03/31/99             10,000             36,703
04/30/99             10,000             37,227
05/31/99             10,000             36,417
06/30/99             10,000             40,026
07/31/99             10,000             39,578
08/31/99             10,000             41,776
09/30/99             10,000             41,969
10/31/99             10,000             45,971
11/30/99             10,000             51,712
01/18/00             10,000             10,000
01/31/00              9,380              9,629
02/29/00             11,050             11,509
03/31/00             11,508             11,862
04/30/00              9,866             10,177
05/31/00              8,744              8,966
06/30/00              9,889             10,152
07/31/00              9,498              9,736
08/31/00             10,702             11,000
09/30/00              9,359              9,632
10/31/00              8,602              8,854
11/30/00              6,537              6,762
12/31/00              6,149              6,317
01/31/01              6,791              6,996
02/28/01              4,999              5,149
03/31/01              4,109              4,245
04/30/01              4,843              5,006
05/31/01              4,700              4,857
06/30/01              4,784              4,939
07/31/01              4,386              4,543
08/31/01              3,825              3,967
09/30/01              3,035              3,153
10/31/01              3,546              3,684
11/30/01              4,149              4,308
12/31/01              4,098              4,257
01/31/02              4,037              4,185
02/28/02              3,546              3,670
03/31/02              3,781              3,922
04/30/02              3,321              3,448
05/31/02              3,148              3,263
06/30/02              2,718              2,839
07/31/02              2,504              2,598
08/31/02              2,463              2,545
09/30/02              2,177              2,249
10/31/02              2,575              2,673
11/30/02              2,913              3,015
12/31/02              2,565              2,660
01/31/03              2,555              2,656
02/28/03              2,616              2,730
03/31/03              2,647              2,754
04/30/03              2,872              2,991
05/31/03              3,117              3,240
06/30/03              3,127              3,250
07/31/03              3,311              3,454
08/31/03              3,485              3,629

AVERAGE ANNUAL TOTAL RETURNS*
For periods ended 8/31/2003             1 year     Inception
---------------------------             ------     ---------
CIT Nasdaq-100 Index Fund               41.49%      -25.28%
Nasdaq-100 Index                        42.57%      -24.43%

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                          PORTFOLIO OF INVESTMENTS                                8/31/2003
 MONEY MARKET FUND

     SECURITY DESCRIPTION                                              PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (77.98%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2002A                             $  2,000,000     0.830%   09/04/03    $  2,000,000
Power Supply Revenue Bonds; Series B4                                     100,000     0.800%   09/02/03         100,000

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Cottage Hospital Santa Barbara 1985 Series B                            1,600,000     0.750%   09/04/03       1,600,000
Scripps Hospital; Series B                                              2,000,000     0.780%   09/03/03       2,000,000

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
ExxonMobil; Series 2000                                                   200,000     0.700%   09/02/03         200,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
Gemological Institute of America; Special Tax Series 2001               2,300,000     0.800%   09/04/03       2,300,000
Sutter Health Variable Rate Bonds                                       1,600,000     0.750%   09/02/03       1,600,000

CALIFORNIA, STATE OF
General Obligation Bonds; Series 2003C-1                                2,000,000     0.850%   09/04/03       2,000,000

CHINO BASIN REGIONAL FINANCING AUTHORITY
Inland Empire Utilities Agency; Series 2002A                            1,900,000     0.740%   09/03/03       1,900,000

HAYWARD, CITY OF
Shorewood Apartments; 1984 Series A                                     3,000,000     0.850%   09/04/03       3,000,000

IRVINE RANCH WATER DISTRICT
Consolidated Refunding Bonds; Series 1985                               1,400,000     0.710%   09/02/03       1,400,000
Sewer Bonds; 1988 Series A; District 284                                  200,000     0.850%   09/02/03         200,000
Sewer Bonds; 1988 Series A; District 282                                1,500,000     0.850%   09/02/03       1,500,000
Waterworks Bonds; 1988 Series A, District 182                           1,200,000     0.850%   09/02/03       1,200,000
Certificates of Participation; 1986 Capital Improvement Projects        1,300,000     0.850%   09/02/03       1,300,000

IRVINE, CITY OF
Assessment District 93-14                                               2,100,000     0.850%   09/02/03       2,100,000
Assessment District 94-13                                                 929,000     0.750%   09/02/03         929,000
Assessment District 00-18; Series A                                       750,000     0.750%   09/02/03         750,000

KERN, COUNTY OF
Tax revenue Refunding Bonds; 1993 Series A                              2,500,000     0.850%   09/04/03       2,500,000
Certificates of Participation; 1986 Series C                            1,400,000     0.850%   09/03/03       1,400,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; Series A-3                                  2,500,000     0.790%   09/04/03       2,500,000
Water System Revenue Bonds; 2001 Series B-2                             1,900,000     0.750%   09/02/03       1,900,000

LOS ANGELES, COUNTY OF
Pension Obligation Refunding Bonds                                      1,800,000     0.740%   09/03/03       1,800,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; Series 2001 C-2                                      500,000     0.750%   09/02/03         500,000
Water Revenue Bonds; Series 2000 B-3                                      200,000     0.850%   09/02/03         200,000
Water Revenue Bonds, Series 2000 B-1                                      400,000     0.750%   09/02/03         400,000
Water Revenue Refunding Bonds; 1996 Series A                            2,700,000     0.800%   09/04/03       2,700,000

NEWPORT BEACH
Hoag Memorial Hospital Presbyterian, Series 1992                        1,000,000     0.760%   09/02/03       1,000,000

NORTHERN CALIFORNIA POWER AGENCY
Hydroelectric Project No. 1; Revenue Bonds                              1,500,000     0.740%   09/03/03       1,500,000

ORANGE COUNTY HOUSING AUTHORITY
Revenue Bonds; Village Niguel; Issue AA of 1985                         2,900,000     0.800%   09/03/03       2,900,000

ORANGE COUNTY SANITATION DISTRICT
Refunding Certificates of Participation; Series 1993                    1,950,000     0.750%   09/02/03       1,950,000
Certificates of Participation; Series 2000-A                              300,000     0.750%   09/02/03         300,000
Certificates of Participation; Series 2000                              1,100,000     0.750%   09/02/03       1,100,000

ORANGE, COUNTY OF
Revenue Bonds; Niguel Summit II; Issue U of 1985; Series B              1,900,000     0.800%   09/16/03       1,900,000

RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
Eisenhower Medical Center; Series 2001A                                 1,500,000     0.760%   09/02/03       1,500,000
Eisenhower Medical Center; Series 2001B                                   100,000     0.760%   09/02/03         100,000

RIVERSIDE, CITY OF
First Nationwide Savings Program; 1985 Issue G                          2,500,000     0.800%   09/03/03       2,500,000

RIVERSIDE, COUNTY OF
Community Facilities District 89-5; Special Tax                         3,000,000     0.850%   09/03/03       3,000,000

SAN DIEGO COUNTY WATER AUTHORITY
Water Revenue Certificates of Participation; Series B                   2,000,000     0.850%   04/21/11       2,000,000

                                       6

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                          PORTFOLIO OF INVESTMENTS                                8/31/2003
 MONEY MARKET FUND                                  CONTINUED

     SECURITY DESCRIPTION                                              PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------
SAN FRANCISCO CITY & COUNTY FINANCE CORP
Moscone Center Expansion Project; Series 2000-3                      $  3,000,000     0.750%   09/04/03    $  3,000,000

SANTA ANA HOUSING AUTHORITY
Harbor Pointe Apartments; 1995 Series A                                 2,720,000     0.750%   09/04/03       2,720,000

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Palo Verde Project; 1996 Series C                                       2,000,000     0.740%   09/03/03       2,000,000

WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
Variable Rate Revenue Bonds; 1996                                       1,800,000     0.750%   09/02/03       1,800,000
                                                                                                           ------------
Total Variable Rate Demand Notes (Cost $69,249,000)                                                          69,249,000
                                                                                                           ------------
TAX AND REVENUE ANTICIPATION NOTES (7.95%)

Los Angeles Unified School District                                     2,000,000     2.000%   07/01/04       2,017,609
San Diego School District                                               3,000,000     2.000%   06/30/04       3,027,320
San Diego, County of                                                    1,000,000     1.750%   06/30/04       1,006,973
Santa Barbara, County of                                                1,000,000     2.000%   07/23/04       1,010,603
                                                                                                           ------------
Total Tax and Revenue Anticipation Notes (Cost $7,062,505)                                                    7,062,505
                                                                                                           ------------
COMMERCIAL PAPER (14.07%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Carnegie Institution; 1993 Series A & B                                 3,000,000     0.850%   09/03/03       3,000,000

EAST BAY MUNICIPAL UTILTIY DISTRICT
Water System Series Commercial Paper                                    3,500,000     0.750%   10/21/03       3,500,000

SAN DIEGO REGIONAL TRANSPORTATION COMMISSION
Sales Tax Revenue Commercial Paper                                      2,500,000     0.860%   12/02/03       2,500,000

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Commercial Paper Notes; Series A                                        3,500,000     0.750%   10/07/03       3,500,000
                                                                                                           ------------
Total Commercial Paper (Cost $12,500,000)                                                                    12,500,000
                                                                                                           ------------
          Total Investments (Cost $88,811,505) (a) (100.00%)                                                 88,811,505
          Net Liabilities (0.00%)                                                                                (7,699)
                                                                                                           ------------
          Total Net Assets (100.00%)                                                                       $ 88,803,806
                                                                                                           ============

(a)  Aggregate cost for federal income tax purposes is $88,811,505.
*    Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED                           PORTFOLIO OF INVESTMENTS                                8/31/2003
INTERMEDIATE FUND

     SECURITY DESCRIPTION                                              PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------
LONG-TERM SECURITIES (88.55%)

ANAHEIM PUBLIC FINANCING AUTHORITY
Convention Center Project; Series A                                  $    500,000     5.250%   08/01/13    $    545,085

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
University of San Francisco Revenue Bonds; Series 1996                    500,000     5.600%   10/01/10         564,295

CALIFORNIA STATE PUBLIC WORKS BOARD
Lease Revenue Refunding Bonds, 2001 Series A                              500,000     5.250%   06/01/12         545,985
CA State Prison--Lassen County; 2001 Series A                             400,000     5.250%   06/01/11         438,676

CALIFORNIA, STATE OF
General Obligation Bonds                                                  600,000     5.750%   12/01/10         683,004

CAMARILLO PUBLIC FINANCE AUTHORITY
Revenue Refunding Bonds; 1999 Series A                                    500,000     5.000%   12/01/12         540,380

CAMPBELL  UNION HIGH SCHOOL DISTRICT
General Obligation Bonds. Series 2000                                     425,000     5.250%   08/01/09         474,640

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects, Series 1994A                           300,000     7.250%   08/01/09         365,661

CENTRAL VALLEY SCHOOL DISTRICTS FINANCING AUTHORITY
General Obligation Refi. Bonds, Series A                                  400,000     6.150%   02/01/09         460,124

CHAFFEY UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Series C                                        725,000     5.000%   05/01/12         783,000

CHICO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds                                        400,000     8.500%   08/01/07         490,804

CONTRA COSTA WATER DISTRICT
Water Revenue Refunding Bonds, Series K                                   400,000     5.000%   10/01/09         442,732

DESERT SANDS UNIFIED SCHOOL DISTRICT
Certificates of Participation, Series 1995                                500,000     5.300%   03/01/07         539,900

                                       7

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED                           PORTFOLIO OF INVESTMENTS                                8/31/2003
INTERMEDIATE FUND                                   CONTINUED

     SECURITY DESCRIPTION                                              PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------

EASTERN MUNICIPAL WATER DISTRICT
Certificates of Participation; Series A                              $    550,000     5.250%   07/01/12    $    597,960

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2002                                   500,000     5.500%   08/01/12         559,140

IMPERIAL IRRIGATION DISTRICT
Certificates of Participation; 1997 Capital Projects                      600,000     5.200%   11/01/09         670,014

INTERMODAL CONTAINER TRANSFER FACILITIES JOINT POWERS AUTHORITY
Refunding Revenue Bonds; 1999 Series A                                    490,000     5.125%   11/01/13         534,046

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Sales Tax Revenue Bonds, Series A                                         500,000     5.500%   07/01/08         563,330

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power Project Revenue Bond; 2001 Series A                                 500,000     5.250%   07/01/14         537,635

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds, 1997 Series A                                   400,000     6.000%   07/01/07         454,068

LOS ANGELES, CITY OF
Sanitation Equipment Charge Revenue Bonds; Series 2001-A                  500,000     5.000%   02/01/08         549,285

LOS ANGELES, COUNTY OF
Pension Obligation Certificates; Series A                                 400,000     6.900%   06/30/08         475,028

MONTEREY, COUNTY OF
Certificates of Participation                                             600,000     5.250%   08/01/14         645,450

NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2002 Series A                                   500,000     5.000%   08/01/12         540,860

NORWALK COMMUNITY FACILITIES FINANCING AUTHORITY
City Hall Lease Revenue Refunding Bonds; 1999                             200,000     5.000%   02/01/09         219,110

OAK PARK UNIFIED SCHOOL DISTRICT
General Obligation, Refunding Bonds                                       600,000     5.150%   05/01/07         660,978

OAKLAND JOINT POWERS FINANCING AUTHORITY
Convention Centers; Series 2001                                           500,000     5.500%   10/01/12         559,980

OAKLAND, PORT OF
Revenue Bonds; 2002 Series M                                              500,000     5.000%   11/01/12         541,720

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
Measure M Sales Tax Revenue Bonds; Series 1998 A                          500,000     5.500%   02/15/07         553,815

PASADENA UNIFIED SCHOOL DISTRICT
General Obligation Series B                                               400,000     5.000%   07/01/07         439,916

PITTSBURG REDEVELOPMENT AGENCY
Los Medanos Community Development Project; Series 2002A                   500,000     5.000%   08/01/11         542,765

RANCHO MIRAGE JOINT POWERS FINANCING AUTHORITY
Eisenhower Medical Center; Series 1997A                                   385,000     5.250%   07/01/12         412,512

SACRAMENTO REDEVELOPMENT AGENCY
Downtown Sacramento Project, Series 1998C                                 500,000     4.750%   11/01/08         548,470

SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
Sewer Revenue Refunding Bonds, Series A                                   500,000     5.100%   05/15/10         541,235

SAN FRANCISCO AIRPORT COMMISSION
SF Intl. Airport Revenue, Second Series B                                 450,000     5.500%   05/01/09         499,064

SAN FRANCISCO CITY & COUNTY REDEVELPMENT FINANCING AUTHORITY
Redevelopment Project; Series B                                           560,000     5.250%   08/01/14         609,666

SAN FRANCISCO STATE BUILDING AUTHORITY
Civic Center Complex; 1996 Series A                                       400,000     6.000%   12/01/09         464,788

SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds Series 2001F                                          480,000     4.500%   09/01/09         517,656

SAN MATEO COUNTY JOINT POWERS FINANCING AUTHORITY
Lease Revenue Bonds; Series A                                             510,000     4.000%   07/15/10         527,156

SAN MATEO COUNTY TRANSIT DISTRICT
Limited Tax Bonds; 1993 Series A                                          300,000     5.000%   06/01/11         325,899

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Bonds, 2000 Series A                                        400,000     5.500%   05/15/10         448,448

SANTA ROSA HIGH SCHOOL DISTRICT
General Obligation Bonds, Series 2001                                     390,000     4.625%   05/01/08         423,501

SARATOGA UNION SCHOOL DISTRICT
1997 General Obligation Series A                                          600,000     4.900%   09/01/09         670,320

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project; 2002 Refunding Series A                           500,000     5.500%   01/01/13         556,290
Southern Transmission Project; 2002 Series B                              500,000     5.000%   07/01/12         540,570

                                       8

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED                           PORTFOLIO OF INVESTMENTS                                8/31/2003
INTERMEDIATE FUND                                   CONTINUED

     SECURITY DESCRIPTION                                              PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------
THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Hospital Revenue Bonds, Series 2000                                  $    500,000     4.375%   12/01/09    $    533,980
Multiple Purpose Projects; Series O                                       500,000     5.750%   09/01/10         570,360
                                                                                                           ------------
Total Long-Term Securities (Cost $24,014,066)                                                                24,709,301
                                                                                                           ------------
VARIABLE RATE DEMAND NOTES* (10.39%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series B4                                     200,000     0.800%   09/02/03         200,000

IRVINE RANCH WATER DISTRICT
Sewer Bonds; Series A                                                   1,300,000     0.850%   09/02/03       1,300,000
Special Assessment; Consolidated Series 1985                              100,000     0.750%   09/02/03         100,000

IRVINE, CITY OF
Assessment District 94-13                                                 200,000     0.750%   09/02/03         200,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System Revenue Bonds; 2001 Series B-2                             1,000,000     0.750%   09/02/03       1,000,000

ORANGE COUNTY SANITATION DISTRICT
Certificates of Participation; Series 2000                                100,000     0.750%   09/02/03         100,000
                                                                                                           ------------
Total Variable Rate Demand Notes (Cost $2,900,000)                                                            2,900,000
                                                                                                           ------------
          Total Investments (Cost $26,914,066) (a) (98.94%)                                                  27,609,301
          Other Net Assets (1.06%)                                                                              296,443
                                                                                                           ------------
             Net Assets (100.00%)                                                                          $ 27,905,744
                                                                                                           ============
(a)  Aggregate  cost for federal income tax purposes is  $26,911,069.  At August
     31, 2003, unrealized appreciation  (depreciation) of securities for federal income tax purposes is as follows:

          Unrealized appreciation                                                                          $    917,357
          Unrealized depreciation                                                                              (219,125)
                                                                                                           ------------
          Net unrealized appreciation                                                                      $    698,232
                                                                                                           ============

*    Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                          PORTFOLIO OF INVESTMENTS                                8/31/2003
    INCOME FUND

     SECURITY DESCRIPTION                                              PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------
LONG-TERM SECURITIES (92.28%)

ANAHEIM PUBLIC FINANCING AUTHORITY
Public Improvement Project; Series C                                 $  2,250,000     6.000%   09/01/12    $  2,586,195

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Water System Revenue Bonds, Central Valley J-1; Unrefunded              1,695,000     7.000%   12/01/11       2,073,714
Water System Revenue Bonds, Central Valley J-3; Prerefunded               765,000     7.000%   12/01/11         945,639
Water System Revenue Bonds, Central Valley J-1; Prerefunded               625,000     7.000%   12/01/11         772,581
Water System Revenue Bonds, Central Valley J-3; Unrefunded              2,070,000     7.000%   12/01/11       2,532,500

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Pomona College Refunding Revenue Bonds; Series 1999                     2,500,000     5.250%   01/01/17       2,640,050
Stanford University Revenue Bonds; Series P                             3,000,000     5.250%   12/01/13       3,321,000

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Asian Art Museum of San Francisco, Series 2000                          2,565,000     5.500%   06/01/13       2,810,111

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
San Diego Gas & Electric; 1996 Series A                                 3,000,000     5.900%   06/01/14       3,131,340

CALIFORNIA POLYTECHNIC STATE UNIVERSITY
Student Union Revenue Bonds, Series C                                   2,390,000     5.625%   07/01/26       2,514,806

CALIFORNIA STATE PUBLIC WORKS BOARD
University of California Projects; 1993 Series A                        5,000,000     5.500%   06/01/14       5,502,950
CA State Prison--Imperial County; 1991 Series A                         4,000,000     6.500%   09/01/17       4,517,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation 1993 Series A          1,005,000     5.500%   10/01/14       1,123,238

CALIFORNIA, STATE OF
General Obligation Bonds                                                3,000,000     6.250%   09/01/12       3,419,280

CARSON REDEVELOPMENT AGENCY
Redevelopment Project Area No. 1; Series 2001                           1,635,000     5.500%   10/01/15       1,829,876

CASTAIC LAKE WATER AGENCY
Water System Improvement Projects, Series 1994A                         2,090,000     7.250%   08/01/09       2,547,438

CONTRA COSTA WATER DISTRICT
Water Revenue Bonds, Series E                                           2,000,000     6.250%   10/01/12       2,324,260

                                       9

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                          PORTFOLIO OF INVESTMENTS                                8/31/2003
    INCOME FUND                                     CONTINUED

     SECURITY DESCRIPTION                                              PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------
CUCAMONGA COUNTY WATER DISTRICT
Water Facilities and Refinancing; 2001                               $  1,080,000     5.000%   09/01/16    $  1,126,937

CULVER CITY REDEVELOPMENT FINANCE AUTHORITY
Tax Allocation Refunding Revenue Bonds, 1993                            3,150,000     5.500%   11/01/14       3,530,678

EAST BAY MUNICIPAL UTILITY DISTRICT
Water Revenue Refunding Bonds, Series 2001                              2,000,000     5.250%   06/01/13       2,160,460
Water Revenue Refunding Bonds, Series 2001                              2,000,000     5.250%   06/01/14       2,149,620

FRESNO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1999 Series C                                 1,665,000     5.800%   02/01/16       1,895,786

FRESNO, CITY OF
Sewer System Revenue Bonds ; 1993 Series A                              3,000,000     5.250%   09/01/19       3,205,110

GOLDEN WEST SCHOOLS FINANCING AUTHORITY
Refunding Revenue Bonds; 1998 Series A                                  1,090,000     6.600%   08/01/16       1,298,005

KERN HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds, 1996 Series A                       2,555,000     6.600%   08/01/16       2,995,278

LA QUINTA REDEVELOPMENT AGENCY
Redevelopment Project Area No.2; Series 1994                            1,015,000     7.300%   09/01/09       1,238,138

LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
Lease Revenue Bonds, 1993 Series A                                      2,500,000     6.000%   08/15/10       2,881,625

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Sales Tax Revenue Refunding Bonds; Series 2001-B                        3,000,000     5.250%   07/01/13       3,264,630

LOS ANGELES COUNTY TRANSPORTATION COMMISSION
Sales Tax Revenue Refunding Bonds, 1991 Series B                        3,540,000     6.500%   07/01/10       4,165,447

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2001 Series A, Subseries A-1                3,000,000     5.250%   07/01/13       3,242,700

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Bonds, 1997 Series A                                 2,450,000     6.000%   07/01/14       2,830,681

LOS ANGELES, CITY OF
Wastewater System Revenue Bonds; Series 1998-C                          3,000,000     5.375%   06/01/12       3,322,080

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F                      1,500,000     6.125%   07/01/13       1,747,065

NORTHERN CALIFORNIA TRANSMISSION REVENUE
CA-Oregon Transmission Project, 1990 Series A                           1,000,000     7.000%   05/01/13       1,224,730
CA-Oregon Transmission Project; 1993 Series A                           2,500,000     5.300%   05/01/09       2,788,100

OAKLAND JOINT POWERS FINANCING AUTHORITY
Convention Center; Lease Revenue Bonds                                  1,000,000     5.500%   10/01/14       1,117,090

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992                     4,000,000     5.500%   02/01/14       4,445,840

ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
General Obligation Bonds, 1998 Series A                                 1,050,000     5.500%   02/15/11       1,171,359

OXNARD SCHOOL DISTRICT
General Obligation Refunding Bonds; 1997                                1,485,000     5.625%   08/01/14       1,672,956

RIVERSIDE COUNTY TRANSPORTATION COMMISSION
Revenue Bonds; 1993 Series A                                            2,000,000     5.750%   06/01/09       2,274,820

RIVERSIDE, CITY OF
Sewer Refunding Revenue Bonds; Series 1993                              2,000,000     5.000%   08/01/12       2,163,440

SACRAMENTO COUNTY SANITATION DISTRICT
Revenue Bonds; Refunding Series 2001                                    1,800,000     5.500%   12/01/21       1,965,744

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Refunding Revenue Bonds; Series A                                       4,000,000     6.250%   08/15/10       4,663,840

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN  AUTH
Special Tax Revenue Bonds, 1996 Series A                                1,575,000     6.000%   09/01/16       1,829,347

SAN BERNARDINO, COUNTY OF
Justice Center / Airport Improvements; Series 2002A                     2,890,000     5.000%   07/01/16       3,061,464

SAN DIEGO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series E                                 1,500,000     5.000%   07/01/26       1,483,785

SAN DIEGO, COUNTY OF
2001 MTS Tower Refunding Bonds                                          1,000,000     5.250%   11/01/14       1,077,070

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
Sales Tax Revenue Refunding Bonds; Series 1990                          2,950,000     6.750%   07/01/11       3,539,410

SAN JOSE REDEVELOPMENT AGENCY
Merged Area Redevelopment Project; Series 1993                          4,000,000     6.000%   08/01/10       4,608,040

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B                                 1,440,000     5.250%   07/01/16       1,569,341

                                       10

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE                          PORTFOLIO OF INVESTMENTS                                8/31/2003
    INCOME FUND                                     CONTINUED

     SECURITY DESCRIPTION                                              PAR VALUE       RATE    MATURITY   VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------------------
SAN MATEO COUNTY TRANSIT DISTRICT
Limited Tax Bonds; 1993 Series A                                     $  4,000,000     5.250%   06/01/19    $  4,293,520

SANTA ANA UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Series 2000                                   2,500,000     5.700%   08/01/22       2,697,700

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A                            1,750,000     5.750%   11/15/13       1,990,538
Lease Revenue Refunding Bonds; 1997 Series A                            2,000,000     6.000%   11/15/12       2,315,720

SANTA CLARA REDEVELOPMENT AGENCY
Bayshore North Project; 1992 Tax Allocation Refunding Bonds             4,000,000     7.000%   07/01/10       4,765,080

SANTA MARGARITA-DANA POINT AUTHORITY
Improvement District; 1994 Series A                                     1,045,000     7.250%   08/01/10       1,282,069

SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A                            1,815,000     5.000%   11/15/12       1,960,999

SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
Installment Sale Revenue Bonds; Series 1992                             2,400,000     6.000%   08/01/11       2,768,496

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989                             3,585,000     6.750%   07/01/13       4,297,698

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
UC San Diego Medical Center; Series 2000                                2,500,000     5.125%   12/01/16       2,604,273

TURLOCK IRRIGATION DISTRICT
Revenue Refunding Bonds; Series A                                       2,000,000     6.250%   01/01/12       2,316,280

WESTLANDS WATER DISTRICT
Revenue Certificates of Participation; Series 2002A                     1,500,000     5.250%   09/01/19       1,568,910
                                                                                                           ------------
Total Long-Term Securities ($144,366,341)                                                                   159,163,877
                                                                                                           ------------
VARIABLE RATE DEMAND NOTES* (6.75%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series B4                                     200,000     0.800%   09/02/03         200,000
Power Supply Revenue Bonds; Series B5                                     100,000     0.850%   09/02/03         100,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir/Mt. Diablo Health System                                        200,000     0.710%   09/02/03         200,000
Sutter Health Variable Rate Bonds                                         800,000     0.750%   09/02/03         800,000

IRVINE RANCH WATER DISTRICT
General Obligation; Consolidated Series 1993                            1,900,000     0.750%   09/02/03       1,900,000
Waterworks Bonds; 1988 Series A, District 182                             800,000     0.850%   09/02/03         800,000
Sewer Bonds; Series A                                                     200,000     0.850%   09/02/03         200,000
General Obligation; Consolidated Series 1991                              400,000     0.750%   09/02/03         400,000
Special Assessment; Consolidated Series 1985                            1,500,000     0.750%   09/02/03       1,500,000

IRVINE, CITY OF
Assessment District 89-10                                                 600,000     0.750%   09/02/03         600,000
Assessment District 94-15                                                 400,000     0.750%   09/02/03         400,000
Assessment District 94-13                                               1,000,000     0.750%   09/02/03       1,000,000
Assessment District 87-8                                                1,500,000     0.750%   09/02/03       1,500,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Water System Revenue Bonds; 2001 Series B-2                               300,000     0.750%   09/02/03         300,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; Series 2000 B-3                                      600,000     0.850%   09/02/03         600,000

ORANGE COUNTY SANITATION DISTRICT
Certificates of Participation; Series 2000                                950,000     0.750%   09/02/03         950,000
Certificates of Participation; Series 2000-A                              200,000     0.750%   09/02/03         200,000
                                                                                                           ------------
Total Variable Rate Demand Notes (Cost $11,650,000)                                                          11,650,000
                                                                                                           ------------
          Total Investments (Cost $156,016,341) (a) (99.03%)                                                170,813,877
          Other Net Assets (0.97%)                                                                            1,674,536
                                                                                                           ------------
             Net Assets (100.00%)                                                                          $172,488,413
                                                                                                           ============
(a)  Aggregate cost for federal income tax purposes is  $155,573,483.  At August
     31, 2003, unrealized appreciation  (depreciation) of securities for federal income tax purposes is as follows:

          Unrealized appreciation                                                                          $ 15,293,171
          Unrealized depreciation                                                                               (52,777)
                                                                                                           ------------
          Net unrealized appreciation                                                                      $ 15,240,394
                                                                                                           ============

*    Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
U.S. GOVERNMENT             PORTFOLIO OF INVESTMENTS             8/31/2003
SECURITIES FUND

       PAR VALUE          RATE               MATURITY        VALUE (NOTE 1)
--------------------------------------------------------------------------------
Government National Mortgage Association (30.71%)
     $    352,531        6.000%              04/15/14         $    367,576
          504,782        6.000%              04/15/14              526,325
          146,587        7.000%              08/15/14              156,421
          548,943        7.000%              08/15/14              585,768
          698,831        7.500%              03/15/16              751,284
          508,302        6.000%              04/15/16              529,102
          576,400        7.500%              04/15/16              619,663
          621,873        6.500%              04/15/16              656,860
          618,738        6.000%              05/15/16              644,057
          364,178        6.500%              08/15/16              384,667
          387,757        6.500%              08/15/16              409,573
          598,469        7.000%              08/15/16              638,438
          969,046        5.000%              04/15/18              980,945
        1,090,258        5.000%              04/15/18            1,103,645
           11,015       10.000%              09/15/18               12,320
           33,847        9.000%              10/15/18               37,555
          335,931        7.500%              06/15/31              357,402
          538,568        7.500%              09/15/31              572,990
          344,601        7.500%              10/15/31              366,623
                                                              ------------
     Total Government National Mortgage Association
     (Cost $9,494,384)                                           9,701,214
                                                              ------------
United States Treasury Bills (26.89%)
        2,500,000        1.140%              09/18/03            2,498,958
        4,700,000        0.850%              10/02/03            4,696,475
        1,300,000        0.796%              12/11/03            1,296,535
                                                              ------------
     Total United States Treasury Bills (Cost $8,491,968)        8,491,968
                                                              ------------
United States Treasury Bonds (24.47%)
        1,500,000        4.375%              08/15/12            1,500,938
        3,000,000        7.250%              05/15/16            3,667,266
        2,000,000        7.625%              11/15/22            2,559,610
                                                              ------------
     Total United States Treasury Bonds (Cost $7,708,835)        7,727,814
                                                              ------------
United States Treasury Notes (17.13%)
        4,000,000        3.000%              02/15/08            3,957,656
        1,500,000        4.000%              11/15/12            1,454,414
                                                              ------------
     Total United States Treasury Notes (Cost $5,537,984)        5,412,070
                                                              ------------
          Total Investments (Cost $31,233,171) (a) (99.20%)     31,333,066
          Other Net Assets (0.80%)                                 252,355
                                                              ------------
               Net Assets (100.00%)                           $ 31,585,421
                                                              ============

(a) Aggregate cost for federal income tax purposes is $31,233,171. At August 31, 2003, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

          Unrealized appreciation                             $    308,771
          Unrealized depreciation                                 (208,876)
                                                              ------------
          Net unrealized appreciation                         $     99,895
                                                              ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
THE UNITED STATES           PORTFOLIO OF INVESTMENTS             8/31/2003
 TREASURY TRUST

       PAR VALUE          RATE               MATURITY        VALUE (NOTE 1)
--------------------------------------------------------------------------------
United States Treasury Bill (100.00%)
     $  4,200,000        0.810%              09/04/03         $  4,199,651
        4,800,000        1.020%              09/11/03            4,798,767
        5,300,000        1.140%              09/18/03            5,297,765
        4,600,000        1.090%              09/25/03            4,596,743
        2,600,000        0.850%              10/02/03            2,598,097
        1,100,000        0.860%              10/09/03            1,099,001
        2,200,000        1.100%              10/30/03            2,196,809
        5,200,000        0.855%              11/20/03            5,190,089
        2,000,000        0.796%              12/11/03            1,994,650
        3,300,000        0.000%              01/22/04            3,286,965
        5,400,000        1.030%              02/05/04            5,376,156
                                                              ------------
     Total Investments (Cost $40,634,693) (a) (100.00%)         40,634,693
     Net Liabilities (0.00%)                                          (183)
                                                              ------------
               Net Assets (100.00%)                           $ 40,634,510
                                                              ============

(a)  Aggregate cost for federal income tax purposes is $40,634,693.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
   SHORT-TERM U.S.          PORTFOLIO OF INVESTMENTS             8/31/2003
GOVERNMENT BOND FUND

       PAR VALUE          RATE               MATURITY        VALUE (NOTE 1)
--------------------------------------------------------------------------------
United States Treasury Bills (22.27%)
     $  1,000,000        0.860%              10/09/03         $    999,092
        3,800,000        0.796%              12/11/03            3,790,149
                                                              ------------
Total United States Treasury Bills (Cost $4,789,241)             4,789,241
                                                              ------------
United States Treasury Notes (76.70%)
        2,000,000        4.250%              11/15/03            2,012,890
        1,000,000        4.750%              02/15/04            1,016,445
        1,000,000        3.625%              03/31/04            1,014,688
        2,000,000        5.250%              05/15/04            2,056,796
        2,000,000        6.000%              08/15/04            2,089,218
        1,600,000        7.500%              02/15/05            1,735,626
        2,000,000        6.750%              05/15/05            2,167,188
        2,000,000        5.625%              02/15/06            2,164,140
        2,000,000        6.500%              10/15/06            2,232,812
                                                              ------------
     Total United States Treasury Notes (Cost $16,499,002)      16,489,803
                                                              ------------
     Total Investments (Cost $21,288,243) (a) (98.97%)          21,279,044
          Other Net Assets (1.03%)                                 221,337
                                                              ------------
               Net Assets (100.00%)                           $ 21,500,381
                                                              ============

(a) Aggregate cost for federal income tax purposes is $21,288,243. At August 31, 2003, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

     Unrealized appreciation                                  $     21,302
     Unrealized depreciation                                       (30,501)
                                                              ------------
     Net unrealized depreciation                              $     (9,199)
                                                              ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P 500 INDEX FUND          PORTFOLIO OF INVESTMENTS                8/31/2003

COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (96.94%)
Banking & Financial Service (19.71%)
ACE Ltd.                                                  2,873    $     92,511
Aetna Inc.                                                1,676          95,532
Aflac Inc.                                                5,077         162,515
Allstate Corp.                                            7,167         256,220
AMBAC Financial Group                                     1,155          74,983
American Express Company                                 13,117         590,921
American International Group                             26,003       1,548,999
Amsouth Bancorporation                                    3,095          66,666
Anthem Inc.*                                              1,400         102,480
AON Corp.                                                 3,164          70,241
Apartment Investment & Management Co.                       900          34,695
Bank of America Corp.                                    14,931       1,183,282
Bank of New York Co Inc.                                  7,326         215,531
Bank One Corp.                                           11,587         457,339
BB&T Corporation                                          5,730         209,260
Bear Stearns Companies Inc.                               1,084          75,858
Capital One Financial Corp.                               2,464         131,578
Charter One Financial Inc.                                2,565          79,515
Chubb Corp.                                               1,862         126,504
Cigna Corp.                                               1,533          73,093
Cincinnati Financial Corp.                                1,866          75,293
Citigroup Inc.                                           51,868       2,248,478
Comerica Inc.                                             1,912          94,338
Countrywide Credit Ind Inc.                               1,184          80,334
Equity Office Properties Trust                            4,590         127,694
Equity Residential Properties Trust                       2,884          83,867
Fannie Mae                                                9,765         632,674
Fifth Third Bancorp                                       5,819         340,993
First Tennesse Ntl., Corp.                                1,382          57,146
Fleet Boston Financial Corp.                             10,401         307,766
Franklin Resources Inc.                                   2,829         122,185
Freddie Mac                                               6,824         362,696
Golden West Financial Corp.                               1,679         144,847
Goldman Sachs Group Inc.                                  4,732    $    418,735
Hartford Financial Services                               2,700         143,694
Huntington Bancshares                                     1,696          33,920
Jefferson-Pilot Corp.                                     1,754          77,650
John Hancock Financial Svcs                               3,220          98,307
JP Morgan Chase & Co.                                    20,096         687,685
Keycorp                                                   4,642         126,402
Lehman Brothers Holdings Inc.                             2,342         153,940
Lincoln National Corp.                                    1,799          63,721
Marsh & McLennan Cos                                      5,212         260,600
Marshall and Isley Corp.                                  2,304          71,424
MBIA Inc.                                                 1,761          99,426
MBNA Corp.                                               13,057         304,750
Mellon Financial Corp.                                    4,816         150,982
Merrill Lynch & Co.                                       9,358         503,273
Metlife Inc.                                              6,760         192,119
MGIC Investment Corp.                                     1,156          65,164
Morgan Stanley Dean Witter & Company                     10,930         533,275
National City Corp.                                       6,628         209,975
North Fork Bancorp                                        1,791          60,482
Northern Trust Corp.                                      2,372         100,193
Pinnacle West Capital Corp.                               1,114          38,210
PNC Financial Services Group                              3,091         147,132
Principal Financial Group                                 3,797         119,454
Progressive Corp-Ohio                                     2,404         170,059
Providian Financial Corp.*                                4,116          42,189
Prudential Financial Inc.                                 5,729         208,593
Regions Financial Corp.                                   2,494          87,938
Safeco Corp.                                              1,410          50,845
Schwab (Charles) Corp.                                   14,907         161,890
SLM Corp                                                  4,683         188,163
SouthTrust Corp.                                          3,438          99,668
St. Paul Companies                                        2,563          89,090
Starwood Hotels & Resorts Worldwide Inc.                  1,936          65,495
State Street Corp.                                        3,324         146,090

--------------------------------------------------------------------------------
S&P 500 INDEX FUND          PORTFOLIO OF INVESTMENTS                8/31/2003
                                   CONTINUED
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Suntrust Banks Inc.                                       3,094    $    189,136
Synovus Financial Corp.                                   3,382          82,690
T Rowe Price Group Inc.                                   1,659          70,640
Torchmark Corp.                                           1,148          46,333
Travelers Property Casualty Corp.                        10,157         157,332
U.S. Bancorp                                             18,998         454,052
Union Planters Corp.                                      2,193          69,957
UnumProvident Corp.                                       1,922          27,100
Wachovia Corp.                                           13,665         575,980
Washington Mutual Inc.                                    9,707         378,379
Wells Fargo & Company                                    16,711         837,890
XL Capital Ltd.                                           1,518         114,989
Zions Bancorporation                                      1,200          66,840
                                                                   ------------
Total Banking & Financial Service                                    19,367,885
                                                                   ------------
Capital Good (5.74%)
3M Co.                                                    3,812         543,096
Allied Waste Industries Inc.*                               491           5,430
Caterpillar Inc.                                          3,738         268,501
Cooper Industries Ltd.                                    1,003          51,043
Cummins Engine                                              482          24,023
Danaher Corp.                                             1,630         125,918
Deere & Co.                                               2,593         146,530
Dover Corp.                                               2,243          85,279
Emerson Electric Co.                                      4,153         231,571
Fluor Corp.                                                 907          33,414
General Electric Company                                100,329       2,966,729
Grainger (W.W.) Inc.                                      1,003          49,979
Illinois Tool Works                                       3,017         218,099
Ingersoll-Rand Co.                                        1,790         106,541
Johnson Controls Inc.                                       906          89,694
Molex Inc.                                                2,073          60,884
Pall Corporation                                          1,325          33,125
Parker Hannifin Corp.                                     1,273          63,039
Power-One Inc.*                                           1,000          11,810
Teradyne Inc.*                                            2,473          44,094
Thermo Electron Corp.*                                      740          16,865
Tyco International Ltd.                                  20,300         417,774
Vulcan Materials Co.                                      1,192          49,361
                                                                   ------------
Total Capital Good                                                    5,642,799
                                                                   ------------
Consumer Cyclical (8.11%)
American Greetings*                                         815          15,078
Autozone Inc.*                                              946          86,843
Bed Bath & Beyond Inc.*                                   2,882         124,301
Best Buy Co. Inc.*                                        3,317         172,517
Big Lots Inc*                                               312           5,710
Black & Decker Corporation                                  886          37,903
Circuit City Stores-Circuit                               2,205          22,998
Cooper Tire & Rubber                                        907          16,326
Costco Wholesale Corp.*                                   4,957         159,863
Dana Corp.                                                1,710          26,368
Delphi Automotive Systems                                 5,987          54,242
Dillards Inc. - Class A                                   1,198          18,126
Dollar General Corp.                                      3,773          86,515
Eaton Corp.                                                 750          70,230
Family Dollar Stores                                      1,908          76,549
Federated Department Stores                               2,316         101,209
Ford Motor Company                                       17,954         207,548
Gap Inc.                                                  9,475         197,933
General Motors Corp.                                      5,501         226,091
Genuine Parts Co.                                         2,055          65,801
Goodrich (B.F.) Co.                                       1,421          36,989
Goodyear Tire & Rubber Co.                                1,878          13,371
Hasbro Inc.                                               2,183          40,386
Home Depot Inc.                                          23,266         748,235
ITT Industries Inc.                                         997          64,885
Kohls Corp.*                                              3,278         207,334
Limited Inc.                                              5,944         100,810
Liz Claiborne Inc.                                        1,176          40,537
Lowe's Companies                                          7,786         427,140
Marriott International Inc. - Class A                     2,604         106,321
Masco Corp.                                               5,365         132,998
Mattel Inc.                                               4,007    $     77,415
May Department Stores Co.                                 3,114          85,884
Maytag Corp.                                              1,065          28,862
Newell Rubbermaid Inc.                                    2,876          68,305
Nike Inc. - Class B                                       2,928         166,837
Nordstrom Inc.                                            1,760          45,883
Paccar Inc.                                               1,273         108,676
Penney (J.C.) Co.                                         3,183          67,543
RadioShack Corporation                                    1,813          55,115
Reebok International Ltd.                                   657          21,977
Sears, Roebuck And Co.                                    3,432         151,077
Snap-On Inc.                                                689          20,326
Stanley Works                                               960          29,059
Target Corporation                                        8,945         363,167
Tiffany & Co.                                             1,860          72,391
TJX Companies Inc.                                        5,853         126,776
Toys R US Inc.*                                           2,252          30,672
V.F. Corporation                                          1,419          56,902
Visteon Corp.                                             2,259          15,248
Wal-Mart Stores Inc.                                     44,494       2,632,710
Whirlpool Corp.                                             825          57,404
                                                                   ------------
Total Consumer Cyclical                                               7,973,386
                                                                   ------------
Consumer Non-Durable (24.93%)
Abbott Laboratories                                      15,168         611,270
Alberto-Culver Co. - Class B                                636          36,302
Albertson's Inc.                                          3,672          77,185
Allergan Inc.                                             1,473         117,045
Altria Group Inc.                                        20,616         849,792
AmerisourceBergen Corp.                                   1,143          66,534
Anheuser-Busch Companies Inc.                             8,643         445,460
Archer-Daniels-Midland Co.                                7,123          98,796
Autodesk Inc.                                             1,124          20,120
Avery Dennison Corp.                                      1,191          65,207
Avon Products                                             2,268         145,379
Bard (C.R.) Inc.                                            642          43,014
Bausch & Lomb Inc.                                          648          27,320
Baxter International Inc.                                 5,940         166,914
Becton Dickinson & Co.                                    2,828         103,335
Biomet Inc.                                               2,906          86,395
Boston Scientific Corp.*                                  3,997         240,220
Bristol-Myers Squibb Co.                                 19,560         496,237
Brown-Forman Corp. - Class B                                769          60,782
Brunswick Corp.                                           1,043          28,140
Campbell Soup Company                                     4,463         108,004
Cardinal Health Inc.                                      4,366         248,556
Carnival Corp.                                            5,710         197,509
Cintas Group                                              1,853          73,972
Clear Channel Communications*                             6,129         276,540
Clorox Company                                            2,518         107,896
Coca-Cola Co.                                            24,950       1,085,824
Coca-Cola Enterprises                                     4,851          89,695
Colgate-Palmolive Company                                 5,222         288,672
Comcast Corp.*                                           22,994         684,301
Computer Associates International Inc.                    6,322         162,033
Computer Sciences Corp.*                                  1,723          73,348
Conagra Inc.                                              5,861         128,942
Concord EFS Inc.*                                         4,990          69,112
Coors (Adolph) - Class B                                    388          21,398
CVS Corp.                                                 4,259         138,843
Darden Restaurants Inc.                                   1,782          38,848
Deluxe Corp.                                                682          29,121
Disney (Walt) Co                                         20,250         415,125
Donnelley (R.R.) & Sons Co.                               1,658          41,682
Dow Jones & Co. Inc.                                      1,030          43,744
Eli Lilly & Co.                                          10,944         728,104
Forest Labs CL A*                                         3,560         167,320
Fortune Brands Inc.                                       1,638          92,383
Gannett Co. Inc.                                          2,613         204,911
General Mills Inc.                                        3,595         166,664
Gillette Company                                         10,172         330,183
Guidant Corp.                                             3,090         155,117
Harrah's Entertainment Inc.                               1,220          50,532

--------------------------------------------------------------------------------
S&P 500 INDEX FUND          PORTFOLIO OF INVESTMENTS                8/31/2003
                                   CONTINUED
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
HCA - The Healthcare Company                              5,062    $    192,305
Health Mgmt. Assoc. Cl.A                                  2,507          55,856
Heinz (H.J.) Co.                                          3,823         123,712
Hershey Foods Corp.                                       1,319          92,198
Hilton Hotels Corp.                                       3,362          51,371
Humana Inc.*                                              1,779          31,293
IMS Health Inc.                                           3,128          60,902
International Flavors & Fragrances                        1,166          36,729
Interpublic Group Cos. Inc.                               4,018          60,873
Johnson & Johnson                                        29,902       1,482,540
Jones Apparel Group                                       1,602          49,486
Kellogg Co.                                               3,931         131,806
Knight Ridder Inc.                                        1,015          68,878
Kroger Co.*                                               7,448         143,075
Loews Corp.                                               2,055          84,584
Manor Care Inc.                                           1,154          31,850
McCormick & Co.                                           1,400          37,380
McDonald's Corp.                                         12,286         275,452
McGraw-Hill Companies Inc.                                2,115         129,015
Mckesson HBOC Inc.                                        3,121         102,182
Medco Health Solutions Inc.*                              2,728          72,837
Medimmune, Inc.*                                          2,310          80,157
Medtronic Inc.                                           11,913         590,647
Merck & Co., Inc.                                        22,622       1,138,339
Meredith Corp.                                              552          26,176
New York Times Co. - Class A                              1,654          73,421
Office Depot Inc.*                                        3,972          72,449
Omnicom Group                                             1,816         141,830
Paychex Inc.                                              3,957         142,610
Pepsi Bottling Group Inc.                                 3,084          74,386
Pepsico Inc.                                             17,323         771,566
Pfizer Inc.                                              80,353       2,404,162
Procter & Gamble Co.                                     13,078       1,141,579
Quest Diagnostics, Inc.*                                  1,011          60,660
Qwest Communications International*                      17,348          77,199
RJ Reynolds Tobacco Hldgs                                 1,064          36,336
Sabre Holdings Corp.                                      1,810          40,942
Safeway Inc.*                                             4,733         115,533
Sara Lee Corp.                                            7,568         143,641
Schering-Plough Corporation                              14,425         219,116
Simon Property Group Inc.                                 1,811          77,348
ST Jude Medical Inc.*                                     1,919          99,922
Staples Inc.*                                             5,056         124,984
Starbucks Corp.*                                          4,235         120,232
Stryker Corp.                                             2,143         162,439
Sungard D.S., Inc.*                                       3,077          86,771
Supervalu Inc.                                            1,939          46,730
Sysco Corp.                                               6,498         204,427
Tenet Healthcare Corporation*                             3,436          55,148
Tribune Co.                                               3,040         140,600
Tupperware Corp.                                            698          11,398
UnitedHealth Group Incorporated                           5,914         292,329
Univision Communications, Inc.- Class A*                  2,180          81,728
UST Inc.                                                  2,003          66,900
Viacom Inc. - Class B                                    17,652         794,340
Walgreen Co.                                              9,764         318,013
Watson Pharmaceutical Inc.*                               1,394          57,293
Wellpoint Health Networks*                                1,428         111,384
Wendy's International Inc.                                1,441          45,464
Winn-Dixie Stores Inc.                                    1,670          16,784
Wrigley (WM.) JR Co.                                      2,459         130,450
Wyeth                                                    13,381         573,376
Yum! Brands Inc.*                                         3,202          94,939
Zimmer Holdings Inc.*                                     2,187         113,155
                                                                   ------------
Total Consumer Non-Durable                                           24,495,053
                                                                   ------------
Energy (5.67%)
AES Corp.*                                                7,142          46,280
Amerada Hess Corp.                                        1,072          50,545
Anadarko Petroleum Corp.                                  2,369         103,052
Apache Corp.                                              1,670         115,197
Ashland Inc                                                 823          27,208
Baker Hughes Inc.                                         3,644         121,928
BJ Services*                                              1,527    $     57,064
Burlington Resources Inc.                                 2,067         100,084
ChevronTexaco Corp.                                      10,468         762,803
ConocoPhillips                                            6,645         371,057
Devon Energy Corporation                                  2,290         118,508
Dynegy, Inc.*                                             3,790          11,711
EL Paso Corp.                                             6,523          47,879
EOG Resources Inc.                                        1,122          47,573
Exxon Mobil Corp.                                        67,784       2,555,457
Halliburton Co.                                           4,752         114,903
Kerr-McGee Corp.                                            960          42,192
Kinder Morgan, Inc.                                       1,319          70,237
Marathon Oil Corp.                                        3,704         103,305
McDermott International Inc.*                               640           3,238
Nabors Industries Ltd.*                                   1,417          56,893
Occidental Petroleum Corp.                                4,101         140,787
Rowan Companies Inc.*                                       884          22,135
Schlumberger Ltd.                                         5,684         281,415
Sunoco Inc.                                               1,101          44,734
Transocean Inc.*                                          3,421          72,252
Unocal Corp.                                              2,758          84,450
                                                                   ------------
Total Energy                                                          5,572,887
                                                                   ------------
Manufacturing (5.46%)
Air Products & Chemicals Inc.                             2,480         117,354
Alcoa Inc.                                                8,547         244,102
Allegheny Technologies Inc.                               1,185           8,828
American Standard Co.*                                      775          62,147
Applied Materials Inc.*                                  16,547         357,912
Applied Micro Circuits Corp.*                             4,000          23,280
Ball Corp.                                                  682          36,010
Bemis Co.                                                   613          27,751
Boise Cascade Corp.                                         578          15,751
Cavco Industries Inc.*                                       33             629
Centex Corp.                                                660          49,777
Citrix Systems Inc.*                                      2,280          46,945
Comverse Technology Inc.*                                 2,372          38,925
Corning Inc.*                                            11,639          96,022
Crane Co.                                                   632          16,173
Dell Inc.*                                               25,916         845,380
Dow Chemical Company                                      9,035         311,979
Du Pont (E.I.) de Nemours & Co.                           9,859         441,092
Eastman Chemical Company                                    859          30,761
Eastman Kodak Co.                                         3,169          88,383
Ecolab Inc.                                               2,902          74,843
EMC Corp-Mass*                                           21,255         271,001
Engelhard Corp.                                           1,577          44,266
Freeport-McMoran Copper & Gold Inc.                       1,414          42,420
Gateway Inc.*                                             4,420          25,503
Georgia-Pacific Corp.                                     2,940          68,120
Great Lakes Chemical Corp.                                  708          15,003
Hercules Inc.*                                            1,237          13,854
International Game Tech                                   3,724          96,228
International Paper Co.                                   4,781         193,870
KB Home                                                     488          27,923
Kimberly-Clark Corp.                                      5,042         257,697
Leggett & Platt Inc.                                      2,122          49,146
Louisiana-Pacific Corp.*                                  1,247          16,398
MeadWestvaco Corp.                                        2,255          57,164
Millipore Corp.*                                            523          23,744
Newmont Mining Corp.                                      4,265         167,444
Novellus Systems Inc.*                                    1,757          70,210
Nucor Corp.                                                 948          48,737
Pactiv Corporation*                                       2,123          42,630
Phelps Dodge Corp.*                                       1,035          49,670
Plum Creek Timber Co. Inc. (REIT)                         2,001          52,326
PPG Industries Inc.                                       1,840         101,034
Praxair Inc.                                              1,710         109,132

--------------------------------------------------------------------------------
S&P 500 INDEX FUND          PORTFOLIO OF INVESTMENTS                8/31/2003
                                   CONTINUED
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Pulte Homes, Inc.                                           669    $     44,529
Rohm & Haas Co.                                           2,398          87,119
Sealed Air Corp.*                                           891          43,356
Sherwin-Williams Co./ The                                 1,867          56,159
Sigma-Aldrich                                               780          42,697
Temple-Inland Inc.                                          636          31,660
Textron Inc.                                              1,524          68,580
United States Steel Corp.                                   919          16,919
Waters Corp.*                                             1,409          42,975
Weyerhaeuser Co.                                          2,379         141,551
Worthington Industries                                      980          14,798
                                                                   ------------
Total Manufacturing                                                   5,367,907
                                                                   ------------
Service (1.65%)
Apollo Group Inc. - Class A*                              1,865         119,491
Automatic Data Processing                                 5,959         237,824
Autonation Inc.*                                          2,900          54,491
Block H & R Inc.                                          1,983          87,450
Cendant Corporation*                                     10,837         194,849
Convergys Corp.*                                          2,000          36,000
Equifax Inc.                                              1,543          35,396
First Data Corp.                                          7,503         288,115
Fiserv, Inc.*                                             2,071          80,376
Jabil Circuits, Inc.*                                     2,500          70,375
Mercury Interactive Corp.*                                1,100          48,213
Monster Worldwide Inc.*                                   1,500          40,860
Moody's Corp.                                             1,842          95,526
Quintiles Transnational Corp.*                            1,300          18,512
Robert Half Intl.*                                        2,416          53,732
Waste Management Inc.                                     6,026         160,352
                                                                   ------------
Total Service                                                         1,621,562
                                                                   ------------
Technology (18.43%)
ADC Telecommunications Inc.*                              8,684          22,057
Adobe Systems Inc                                         2,966         115,437
Advanced Micro Devices*                                   3,138          35,428
Agilent Technologies Inc.*                                4,569         111,118
Altera Corp.*                                             4,041          90,559
American Power Conversion                                 2,500          44,800
Amgen Inc.*                                              12,963         854,780
Analog Devices Inc.*                                      3,851         157,891
Andrew Corp.*                                               963          11,922
AOL Time Warner Inc.*                                    43,733         715,472
Apple Computer Inc.*                                      4,384          99,166
Applied Biosystems Group - Applera Corp                   2,828          61,537
AT&T Wireless Services Inc.*                             29,463         253,971
Avaya Inc.*                                               3,678          38,435
Biogen Inc.*                                              1,607          63,412
BMC Software Inc.*                                        3,225          47,343
Boeing Co.                                                8,229         307,682
Broadcom Corp.*                                           3,000          81,810
Chiron Corp.*                                             2,056         104,548
Ciena Corp.*                                              4,300          27,950
Cisco Systems Inc.*                                      72,296       1,383,745
Compuware Corp.*                                          5,561          33,477
Ebay, Inc.*                                               6,114         338,777
Electronic Arts*                                          1,498         134,446
Electronic Data Systems Corp.                             5,220         113,953
Federated Investors Inc.                                  1,100          32,296
General Dynamics Corp.                                    1,975         170,067
Genzyme Corp.*                                            2,274         107,174
Hewlett-Packard Co.                                      30,125         600,090
Honeywell International Inc.                              8,200         237,718
Intel Corp.                                              65,760       1,880,078
International Business Machines Corp.                    17,045       1,397,860
Intuit Inc.*                                              2,313         105,172
JDS Uniphase Corp.*                                      17,850          61,583
King Pharmaceuticals Inc.*                                3,066          43,077
Kla-Tencor Corp.*                                         2,282         135,665
Lexmark International Inc.*                               1,374          92,113
Linear Technology Corp.                                   3,335         137,535
Lockheed Martin Corporation                               4,417    $    226,283
LSI Logic Corp.*                                          5,628          64,947
Lucent Technologies Inc.*                                43,182          82,478
Maxim Integrated Products                                 3,529         158,487
Micron Technology Inc.*                                   6,477          93,010
Microsoft Corp.                                         107,970       2,863,364
Monsanto Co.                                              2,997          77,053
Motorola Inc.                                            22,973         246,500
National Semiconductor Corp.*                             2,073          60,407
Network Appliance Inc.*                                   4,002          89,485
Nextel Communications Inc.*                              10,122         195,658
Northrop Grumman Corp.                                    1,785         170,432
Novell Inc.*                                              4,346          21,860
Nvidia Corp.*                                             1,900          34,523
Oracle Corporation*                                      53,556         687,123
Parametric Technology Corp.*                                672           2,238
Peoplesoft Inc.*                                          3,878          69,998
PerkinElmer Inc.                                          1,114          18,426
Pitney Bowes Inc.                                         2,613         101,907
PMC - Sierra Inc.*                                        2,150          30,638
Qlogic Corp.*                                             1,200          58,872
Qualcomm Inc.                                             7,818         323,118
Raytheon Company                                          4,338         139,076
Rockwell Automation, Inc.                                 1,881          51,201
Rockwell Collins                                          1,954          52,856
Sanmina Corp.*                                            4,124          37,157
Scientific-Atlanta Inc.                                   1,698          57,732
Siebel Systems Inc*                                       5,320          53,732
Solectron Corp.*                                         10,512          62,336
Sun Microsystems Inc.*                                   29,805         116,240
Symantec Corp.*                                           1,500          86,130
Symbol Technologies, Inc.                                 3,292          44,574
Tektronix Inc.*                                           1,546          36,547
Tellabs Inc.*                                             5,486          35,604
Texas Instruments Inc.                                   17,171         409,528
Thomas & Betts Corp.*                                       758          12,947
Unisys Corporation*                                       2,323          30,153
United Technologies Corp.                                 4,677         375,329
Veritas Software Corp.*                                   4,915         169,666
Xerox Corp.*                                              7,311          78,813
Xilinx Inc.*                                              3,588         110,797
Yahoo Inc*                                                6,480         216,432
                                                                   ------------
Total Technology                                                     18,103,801
                                                                   ------------
Transportation (1.78%)
Burlington Northern Santa Fe Corp.                        4,184         118,616
CSX Corporation                                           2,297          74,147
Delta Air Lines Inc.                                      1,874          24,118
FedEx Corporation                                         2,939         197,207
Harley-Davidson Inc.                                      2,934         146,172
Janus Capital Group Inc.                                  2,924          50,497
Navistar International*                                     734          32,832
Norfolk Southern Corp.                                    4,212          80,196
Ryder System Inc.                                           875          26,276
Southwest Airlines                                        8,241         140,839
United Parcel Service Inc.                               10,949         687,159
Union Pacific Corp.                                       2,738         166,854
                                                                   ------------
Total Transportation                                                  1,744,913
                                                                   ------------
Utility (5.46%)
Allegheny Energy Inc*                                     1,570          14,554
Alltel Corp.                                              3,381         154,850
Ameren Corporation                                        1,719          73,058
American Electric Power                                   3,883         109,928
AT&T Corp.                                                7,319         163,213
Bellsouth Corporation                                    18,959         477,766
Calpine Corp.*                                            3,690          20,812
Centerpoint Energy Inc.                                   4,090          34,724
CenturyTel Inc.                                           1,881          65,384
Cinergy Corp.                                             1,734          59,336
Citizens Communications Company*                          3,500          39,900
CMS Energy Corp.                                            317           2,114
Consolidated Edison Inc.                                  2,309          91,275

--------------------------------------------------------------------------------
S&P 500 INDEX FUND          PORTFOLIO OF INVESTMENTS                8/31/2003
                                   CONTINUED
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Constellation Energy Group Inc.                           1,631    $     59,352
Dominion Resources Inc/Va                                 3,077         186,405
DTE Energy Company                                        1,656          57,811
Duke Energy Corp                                          9,034         154,301
Edison International*                                     3,462          65,293
Entergy Corp.                                             2,529         132,646
Exelon Corp.                                              3,120         183,768
FirstEnergy Corporation                                   3,247          95,007
FPL Group Inc.                                            1,917         118,585
KeySpan Corporation                                       1,700          57,375
Mirant Corp.*                                             4,099           2,910
NCR Corporation*                                          1,197          34,725
NI Source, Inc.                                           1,784          34,503
Nicor Inc.                                                  577          19,611
Noble Corp.*                                              1,760          63,677
Peoples Energy Corp.                                        436          17,505
PG&E Corp.*                                               4,198   $      93,070
PPL Corporation                                           1,745          69,224
Progress Energy Inc.                                      2,418          97,905
Public Service Enterprise Group                           2,641         111,820
SBC Communications Inc.                                  33,910         762,636
Sempra Energy                                             2,248          66,878
Southern Co.                                              6,835         193,976
Sprint Corp. (FON Group)                                  9,707         143,372
Sprint Corp. (PCS Group)*                                11,740          60,931
Teco Energy, Inc.                                         2,200          26,026
TXU Corporation                                           2,910          64,020
Verizon Communications                                   27,210         961,057
Williams Cos. Inc.                                        6,979          63,718
XCEL Energy Inc.                                          4,390          64,314
                                                                   ------------
Total Utility                                                         5,369,335
                                                                   ------------
Total Common Stock (Cost $91,739,732)                                95,259,528
                                                                   ------------
     Par Value
     ---------
Short-Term Investments (2.87%)
     $    700,000   United States Treasury Bills  09/18/03 (b)          699,717
        1,061,736   First American Prime Obligation Fund              1,061,736
        1,061,736   First American Government Obligation Fund         1,061,736
                                                                   ------------
Total Short-Term Investments (Cost $2,823,189)                        2,823,189
                                                                   ------------
                    Total Investments (Cost $94,562,921)
                       (a) (99.81%)                                  98,082,717
                    Other Net Assets (0.19%)                            181,308
                                                                   ------------
                       Net Assets (100.00%)                        $ 98,264,025
                                                                   ============
*    Non- Income Producing Security

(a) Aggregate cost for federal income tax purposes is $94,562,921. At August 31, 2003, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                       Unrealized appreciation                     $ 15,872,421
                       Unrealized depreciation                      (12,352,625)
                                                                   ------------
                          Net unrealized appreciation              $  3,519,796
                                                                   ============

(b At August 31, 2003, certain United States Treasury Bills with a market value of $399,788 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2003: (Contracts-$250 times premium/ delivery month/commitment)
                                                                     UNREALIZED
                                                                    APPRECIATION

                       S&P 500 Index:
                       12/Sept 03/Long                             $     66,217
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND       PORTFOLIO OF INVESTMENTS                8/31/2003

COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (96.96%)
Banking & Financial Service (18.95%)
Allmerica Financial Corp.*                                6,557    $    155,204
AMB Property Corp.                                        9,500         270,750
American Fin. Group, Inc.                                 8,106         177,359
Americredit Corp.*                                       10,707         114,885
AmerUs Group Co.                                          4,470         144,068
Associated Banc Corp.                                     8,806         336,213
Astoria Financial Corp.                                   9,477         304,591
Bank of Hawaii Corp.                                      7,048         238,927
Banknorth Group Inc.                                     18,668         524,571
BB&T Corporation                                         10,116         369,436
Brown & Brown Inc.                                        8,000         248,000
Certegy Inc.*                                             7,612         230,263
Charles River Laboratories*                               5,200         185,900
Check Free Corp.*                                         9,745         223,745
City National Corp.                                       6,229         322,038
Commerce Bancorp Inc./NJ                                  8,323         337,082
Compass Bancshares, Inc.                                 14,792         507,957
E-Trade Group, Inc.*                                     41,938         387,088
Eaton Vance Corp.                                         8,806         299,932
Edwards (AG), Inc.                                        9,188         330,768
Everest Re Group, LTD                                     6,360         466,188
Fidelity National, Inc.                                  14,402         416,218
First American Corp.                                      8,300         200,694
FirstMerit Corp.                                          9,724    $    246,309
Gallagher, Arthur J. & Co.                               10,291         277,856
Gartner, Inc. Cl B*                                       9,315          97,249
Greater Bay Bancorp                                       6,126         126,073
Greenpoint Fin. Corp.                                    16,849         570,844
HCC Insurance Holdings Inc.                               7,603         222,616
Hibernia Corp.- Cl. A                                    18,146         376,530
Horace Mann Educators                                     5,085          76,682
Hospitality Properties Trust                              6,943         216,205
Independence Community Bank                               7,132         235,713
IndyMac Bancorp Inc.                                      6,377         147,054
Investment Tech., Inc.*                                   5,920         107,980
Investors Financial Services Corp.                        7,880         235,533
LaBranche & Co Inc.                                       6,641         115,753
Legg Mason, Inc.                                          7,861         564,656
Liberty Property Trust                                    8,800         306,504
M&T Bank Corporation                                     13,678       1,152,235
Mack-Cali Realty Corp.                                    6,600         242,880
Mercantile Bankshares Corp.                               7,952         324,839
Mony Group Inc.                                           6,040         169,362
National Commerce Financial Corp.                        23,729         593,225
Neuberger Berman Inc.                                     8,078         334,914
New Plan Excel Realty Trust                              10,319         235,892
New York Community Bancorp                               16,516         508,032
Ohio Causualty Corp.*                                     8,587         118,500

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND       PORTFOLIO OF INVESTMENTS                8/31/2003
                                   CONTINUED
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Old Republic Intl. Corp.                                 13,949    $    468,547
PMI Group, Inc./ The                                     10,432         369,084
Protective Life Corp.                                     8,518         247,789
Provident Financial Group                                 6,197         166,080
Radian Group Inc.                                        11,390         542,050
Roslyn Bancorp, Inc.                                      9,075         208,634
RSA Security Inc.*                                        7,178          86,710
SEI Investments Co.                                      12,213         425,745
Silicon Valley Bancshares*                                5,305         124,773
Sovereign Bancorp, Inc.                                  30,189         594,120
Stancorp Financial Group                                  3,727         211,284
TCF Financial Corp.                                       8,525         392,065
United Dominion Realty Trust                             12,400         227,168
Unitrin, Inc.                                             8,487         251,384
Waddell & Reed Financial- Cl. A                           8,674         223,356
West America Bancorp                                      3,868         170,501
Wilmington Trust Corp.                                    7,574         241,914
WR Berkley Corp.                                          9,600         317,568
                                                                   ------------
Total Banking & Financial Service                                    19,664,085
                                                                   ------------
Capital Good (6.22%)
AGCO Corp.*                                               8,696         192,008
Ametek, Inc.                                              4,428         185,799
Borg-Warner, Inc.                                         3,298         234,884
Credence Systems Corp*                                    7,209          82,831
Donaldson Co. Inc.                                        5,042         276,806
Dycom Industries*                                         4,822         109,218
Federal Signal Corp.                                      5,772         116,017
Flowserve Corp.*                                          5,630         118,512
Hubbell, Inc. Cl. B                                       7,280         290,909
Integrated Device Tech, Inc.*                            11,249         156,924
International Rectifier Corp.*                            7,566         314,670
Intersil Corp - Cl. A*                                   15,836         458,769
Jacobs Engineering Group*                                 6,888         322,565
L-3 Communications Holdings*                              9,886         505,076
Modine Manufacturing Co.                                  4,344         107,384
Packaging Corporation Of America*                        12,073         243,150
Plexus Corp.*                                             4,613          76,114
Rayonier, Inc.                                            4,752         188,322
Republic Services Inc.*                                  18,916         465,712
SPX Corp.*                                                9,920         489,552
Stericycle Inc.*                                          4,700         225,553
Tecumseh Prod. Co. Cl. A                                  2,522          98,913
Trinity Industries                                        5,350         140,812
Varian Inc.*                                              3,900         132,600
Varian Medical Systems Inc.*                              7,920         442,332
Vishay Intertech., Inc.*                                 18,563         305,733
York Intl. Corp.                                          5,395         174,151
                                                                   ------------
Total Capital Good                                                    6,455,316
                                                                   ------------
Consumer Cyclical (8.21%)
Abercrombie & Fitch Co. Cl. A*                           11,219         341,505
Bandag Inc.                                               2,365          82,728
Barnes & Noble, Inc.*                                     7,474         195,819
BJ'S Wholesale Club*                                      9,319         203,527
Cabot Microelectronics Corp.*                             2,776         180,967
Callaway Golf Co.                                         9,890         148,647
Carlisle Cos., Inc.                                       4,050         184,235
Carmax Inc.*                                             11,900         458,745
Chico's FAS Inc.*                                         9,800         318,402
Claire's Stores, Inc.                                     5,703         197,039
Clayton Homes, Inc.*                                     15,774         197,175
Copart Inc.*                                              9,479          95,169
D.R. Horton, Inc.                                        16,958         527,733
Dollar Tree Stores Inc.*                                 13,176         516,763
Fastenal Co.                                              8,728         352,873
Furniture Brands Intl. Inc.*                              6,726         192,700
Gentex Corp.*                                             8,966         336,315
Lear Corp.*                                               7,551         419,458
Martin Marietta Materials                                 5,770         220,587
Michaels Stores, Inc.                                     8,242         374,599
Mohawk Inds. Inc.*                                        7,706         562,230
Neiman-Marcus Group, Inc.- Cl. A*                         6,051    $    257,773
Payless Shoesource, Inc.*                                 8,421         124,126
Petsmart Inc.*                                           16,000         382,400
Pier 1 Imports, Inc.                                     11,355         233,572
Superior Industries Intl                                  3,833         165,854
Teleflex, Inc.                                            4,884         231,648
Timberland Co.- Cl. A*                                    4,232         198,354
UNIFI, Inc.*                                              6,208          42,773
VISX, Inc.*                                               6,630         132,733
Webster Financial Corp.                                   5,888         229,338
Williams Sonoma, Inc.*                                   13,482         412,684
                                                                   ------------
Total Consumer Cyclical                                               8,518,471
                                                                   ------------
Consumer Non-Durable (25.97%)
99 Cents Only Stores*                                     8,797         315,197
Activision Inc.*                                         10,324         133,283
AdvancePCS*                                              10,440         417,913
American Eagle Outfitters*                                8,205         140,798
Apogent Technologies Inc.*                               11,482         250,767
Applebee's Intl., Inc.                                    6,400         205,696
Appria Healthcare Group*                                  6,985         180,912
Banta Corp.                                               2,890         100,370
Barr Laboratories Inc.*                                   7,654         517,946
Belo (A.H.) Corp. Sr. A                                  13,702         319,531
Bisys Group Inc./ The*                                   14,846         272,424
Bob Evans Farms                                           4,682         126,929
Brinker International*                                   11,156         381,535
Brink's Co./The                                           6,662         108,924
Catalina Marketing Corp.*                                 6,784          94,365
CBRL Group Inc.                                           5,748         200,490
Ceridian Corp.*                                          17,103         332,482
Cheesecake Factory (The)*                                 6,098         222,210
Church and Dwight                                         4,797         153,264
Colonial Bancgroup Inc                                   14,248         208,733
Community Health Systems Inc.*                           11,400         262,086
Constellation Brands Inc.- Cl. A*                        11,208         322,230
Covance, Inc.*                                            7,889         164,486
Coventry Health Care, Inc.*                               6,900         323,886
Dentsply Intl., Inc.                                      9,030         395,063
Devry, Inc.*                                              9,126         236,820
Dial Corp.                                               11,516         233,429
Dreyer's Grand Ice Cream Holdings Inc.                    3,776         291,885
Dun & Bradstreet Corp.*                                   8,630         363,323
Education Management Corp.*                               3,969         242,744
Edwards Lifesciences Corp.*                               7,752         220,467
Emmis Communications - Cl. A*                             6,332         135,821
Energizer Holdings, Inc.*                                10,880         400,166
Entercom Communications Corp.*                            5,863         295,085
Express Scripts, Inc.*                                    8,986         582,383
Extended Stay America Inc.*                              11,291         172,414
First Health Group Corp.*                                10,978         287,843
Gilead Services, Inc.*                                   22,761       1,516,110
Glatfelter (P.H.) Co.                                     5,596          72,356
Gtech Holdings Corp.                                      6,572         278,521
Harte Hanks, Inc.                                        11,202         212,837
Health Net Inc.*                                         13,369         425,535
Henry Schein Inc.*                                        5,196         299,965
Hispanic Broadcasting Corp.*                             12,564         394,510
Hon Inds                                                  7,570         277,970
Hormel Foods Corp.                                       17,124         369,878
ICN Pharmeceuticals                                      10,028         175,490
Idec Pharmaceuticals Corp.*                              16,175         561,595
Int'l Speedway Corp. Cl. A                                6,500         260,650
Interstate Bakeries Corp.                                 5,815          77,340
IVAX Corp.*                                              21,317         422,077
JM Smucker Co/The                                         3,625         146,740
Krispy Kreme Doughnuts Inc.*                              6,600         291,258
Lancaster Colony Corp.                                    4,163         164,439
Lee Enterprises                                           5,842         229,240
LifePoint Hospitals Inc*                                  4,889         140,852
Lincare Holdings Inc.*                                   12,212         422,535

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND       PORTFOLIO OF INVESTMENTS                8/31/2003
                                   CONTINUED
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Longs Drug Stores Corp.                                   4,644    $    106,348
Mandalay Resorts Group                                    6,893         261,934
Media General, Inc. Cl. A                                 2,661         161,283
Miller (Herman), Inc.                                     8,507         198,894
Millinium Pharmeceuticals*                               29,947         416,563
MPS Group Inc.*                                          11,672         111,468
Mylan Laboratories                                       21,221         772,444
Noble Energy Inc                                          7,178         284,177
NSTAR                                                     6,089         271,569
Omnicare, Inc.                                           10,850         367,815
Outback Steakhouse, Inc.                                  8,746         338,033
Overture Services Inc.*                                   7,300         181,989
Oxford Health Plans*                                      9,636         349,305
Pacificare Health Systems*                                4,233         210,803
Park Place Entertainment*                                36,719         322,393
Patterson Dental Co.*                                     8,281         450,404
Perrigo Co.                                               8,921         125,340
Pharmaceutical Resources Inc.*                            3,800         212,572
Price Communications Corp.*                               6,829          90,006
Readers Digest Assoc                                      9,987         121,542
Ross Stores, Inc.                                         8,984         451,625
Ruby Tuesday, Inc.                                        7,400         168,498
Ruddick Corp.                                             5,696          94,497
Saks, Inc.*                                              16,520         207,987
Sensient Technologies Corp.                               6,127         127,441
Sepracor Inc.*                                            8,651         232,884
Six Flags, Inc.*                                         10,999          58,845
Smithfield Foods, Inc.*                                  12,630         255,758
Steris Corp.*                                             8,728         204,410
Tootsie Roll Industries                                   6,733         204,279
Triad Hospitals Inc.*                                     8,774         284,278
Tyson Foods, Inc. Cl. A                                  40,638         455,145
Universal Corp./VA                                        2,938         123,102
Universal Hlth Srvs-B*                                    6,984         347,664
Valassis Communications*                                  6,023         176,956
Vertex Pharmaceuticals Inc.*                              8,356         105,286
Viad Corp.                                               10,201         243,600
Washington Post, Class B                                  1,091         759,369
Westwood One, Inc.*                                      12,221         392,294
Whole Foods Market, Inc.*                                 6,488         351,974
                                                                   ------------
Total Consumer Non-Durable                                           26,954,572
                                                                   ------------
Energy (5.42%)
Cross Timbers Royalty Trust                                 155           3,456
Ensco Intl., Inc.                                        16,760         468,442
Equitable Resources Inc.                                  7,098         280,158
Grant Prideco, Inc.*                                     12,930         149,988
Hanover Compressor Co.*                                   7,860          81,587
Helmerich & Payne                                         6,434         188,195
Murphy Oil Corp.                                         10,730         619,443
National Fuel Gas Co.                                     9,539         220,828
Patterson-UTI Energy Inc.*                                9,914         295,834
Pioneer Nat. Resources*                                  13,036         330,593
Pride International Inc.*                                14,611         249,702
Questar                                                   9,899         317,560
Sequa Corp. Cl. A                                         1,200          52,680
Smith International, Inc.*                               12,358         483,074
Tidewater, Inc.                                           6,961         199,920
Valero Energy Corp.                                      13,419         528,709
Weatherford International Ltd.*                          14,539         546,376
Western Gas Resources Inc                                 4,227         165,867
XTO Energy Inc.                                          20,904         438,775
                                                                   ------------
Total Energy                                                          5,621,187
                                                                   ------------
Manufacturing (9.31%)
Advanced Fibre Communication*                             9,295         215,458
Airgas, Inc.                                              8,422         157,744
AK Steel Holding Corp.*                                  13,306          35,128
Albemarle Corp.                                           4,807         134,356
Arch Coal Inc                                             6,732         154,499
Avocent Corp.*                                            5,203         151,928
Bowater, Inc.                                             6,537         283,117
Cabot Corp.                                               7,129         193,838
Carpenter Technology                                      2,622          54,590
CDW Corp.                                                 9,734    $    502,372
Coach Inc.*                                              10,384         602,687
Cooper Cameron Corp.*                                     5,609         272,373
Crompton Corp.                                           13,203          78,030
Cytec Inds.*                                              4,803         180,064
Dean Foods Co.*                                          16,254         472,179
Ferro Corp.                                               4,724         107,377
FMC Corp.*                                                3,962          98,614
FMC Technologies Inc.*                                    8,426         199,443
Harsco Corp.                                              4,726         184,267
Hillenbrand Industries                                    7,155         387,443
IMC Global, Inc.                                         14,055         110,051
Kemet Corp.*                                             10,913         133,793
Kennametal, Inc.                                          3,729         146,624
Lam Research Corp.*                                      14,994         385,196
Legato Systems Inc.*                                     10,377         117,468
Lennar Corp. Cl. A                                        7,931         533,360
Longview Fibre Co.                                        7,028          69,085
Lubrizol Corp.                                            5,928         201,552
Lyondell Chemical Co.                                    13,944         199,399
Macromedia, Inc.*                                         7,732         182,939
McData Corp. - Cl. A*                                    14,037         142,335
Minerals Technology, Inc.                                 2,844         143,764
National-Oilwell Inc.*                                    7,883         154,349
Nordson Corp.                                             4,332         107,737
Olin Corporation                                          6,294         114,614
Peabody Energy Corp.                                      6,000         189,900
Pentair, Inc.                                             5,976         255,773
Plantronics Inc.*                                         5,006         126,502
Pogo Producing Co.                                        7,100         326,316
Potlatch Corp.                                            3,818         112,593
Quantum Corp.*                                           18,340          55,387
RPM International, Inc.                                  13,466         183,676
Sonoco Products Co.                                      12,045         274,265
Storage Tech. Corp.*                                     12,416         317,974
Toll Bros., Inc.*                                         8,100         240,732
Valspar Corp.                                             5,992         278,448
Wausau Mosinee Paper Corp.                                7,604          96,951
                                                                   ------------
Total Manufacturing                                                   9,666,290
                                                                   ------------
Service (2.43%)
Alexander & Baldwin, Inc.                                 5,542         161,106
Career Education Corp.*                                  10,600         477,424
Corinthian Colleges Inc*                                  5,000         287,650
Forest Oil Corp.*                                         5,920         137,640
Kelly Services, Inc. Cl. A                                4,702         123,286
ManPower, Inc.                                            9,550         371,590
Newport Corp.*                                            3,800          67,906
Rollins, Inc.                                             6,522         116,939
Scholastic Corp.*                                         4,258         123,439
Sotheby's Holdings - Cl. A*                               7,499          66,591
Tech Data Corp.*                                          6,981         232,886
United Rentals Inc.*                                      8,860         149,557
Varco Intl., Inc.*                                       11,640         200,790
                                                                   ------------
Total Service                                                         2,516,804
                                                                   ------------
Technology (12.20%)
3COM Corp.*                                              42,705         243,419
Acxiom Corp.*                                            10,782         174,237
Adtran, Inc.                                              4,341         238,060
Advent Software Inc*                                      3,469          58,626
Affiliated Computer Svcs.*                               15,333         760,670
Arrow Electronics, Inc.*                                 12,282         253,500
Arvinmeritor, Inc.                                        7,997         150,504
Ascential Software Corp.*                                 7,855         137,463
Atmel Corp.*                                             52,903         242,296
Avnet, Inc.*                                             14,332         258,693
Beckman Coulter, Inc.                                     7,120         315,772
Borders Group*                                           10,290         199,009
Cadence Design Sys., Inc.*                               31,320         445,370
Choicepoint Inc.*                                         9,920         389,360
Commscope, Inc.*                                          6,534          67,170
Cree Inc.*                                                9,273         146,699
CSG Systems International, Inc.*                          5,679          88,308

--------------------------------------------------------------------------------
S&P MIDCAP INDEX FUND       PORTFOLIO OF INVESTMENTS                8/31/2003
                                   CONTINUED
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Cypress Semiconductor*                                   15,343    $    284,920
Cytyc Corporation*                                       14,458         189,111
Diebold, Inc.                                             8,310         406,359
DST Systems, Inc.*                                       13,774         545,450
Fair Issac Corp.                                          5,700         334,020
Fairchild Semiconductor International Inc.*              12,809         226,719
Granite Construction, Inc.                                5,496         106,952
Harris Corp.                                              8,432         279,942
Henry (Jack) & Associates                                10,167         190,021
Imation Corp.                                             4,072         146,388
InFocus Corporation*                                      3,981          20,622
Internet Security Systems*                                5,822          72,484
Keane, Inc.*                                              9,514         140,141
Korn/Ferry International*                                 4,213          43,183
Lattice Semiconductor Corp.*                             13,634         119,979
Leucadia National Corp.                                   6,964         265,677
LTX Corp.*                                                5,330          79,470
Macrovision Corp.*                                        5,453         102,135
Mentor Graphics Corp.*                                    8,504         172,036
Microchip Technology, Inc.                               24,309         680,895
National Instruments Corp.                                6,516         258,099
Network Associates, Inc.*                                18,706         260,388
Polycom*                                                 12,760         218,962
Powerwave Technologies, Inc.*                             8,112          68,546
Precision Castparts Corp                                  6,576         232,790
Protein Design Labs Inc.*                                 9,656         118,769
Quanta Services, Inc.*                                    8,413          80,008
Retek, Inc.*                                              5,488          39,294
Reynolds & Reynolds Class A                               7,765         225,573
RF Micro Devices Inc.*                                   17,827         157,412
Sandisk Corp.*                                            7,846         474,291
Semtech Corp.*                                            8,749         184,604
SICOR Inc*                                               13,500         267,435
Silicon Laboratories Inc.*                                5,700         253,137
Sybase, Inc.*                                            10,908         184,454
Sylvan Learning Systems, Inc.*                            4,683         134,402
Synopsys, Inc.*                                           8,597         586,401
Titan Corp.*                                              8,028         129,090
Transaction Systems Archit A*                             4,586          65,305
Triquint Semiconductor*                                  13,659          75,398
Wind River Systems*                                       8,852          65,947
                                                                   ------------
Total Technology                                                     12,655,965
                                                                   ------------
Transportation (2.28%)
ABX Air Inc.*                                             5,625          13,219
Alaska Airgroup, Inc.*                                    3,280          90,495
C.H. Robinson Worldwide, Inc.                            10,193    $    386,417
CNF, Inc.                                                 5,973         177,398
EGL Inc.*                                                 5,272          93,420
Expeditors International Washington Inc.                 11,896         447,884
Gatx Corp.                                                6,261         132,608
Hunt (J.B.) Transportation Svcs., Inc.*                   4,943         245,667
Overseas Shipholding Grp                                  4,244         109,962
PepsiAmericas Inc.                                       19,122         266,178
Swift Transportation, Inc.*                              10,200         217,668
Werner Enterprises, Inc.                                  7,400         183,372
                                                                   ------------
Total Transportation                                                  2,364,288
                                                                   ------------
Utility (5.97%)
AGL Resources                                             6,867         191,109
Allete                                                    9,958         266,974
Alliant Energy Corp.                                     11,012         230,481
Aquila Inc*                                              13,734          33,236
Black Hills Corp.                                         3,149         102,059
Blyth Industries, Inc.                                    5,864         164,661
Cincinnati Bell Inc.*                                    22,068         124,684
DPL Inc.                                                 15,981         246,906
DQE, Inc.                                                 5,920          87,320
Energy East Corporation                                  16,749         361,611
Great Plains Energy Inc.                                  8,336         241,411
Hawaiian Electric Inds                                    4,090         175,788
Idacorp Inc.                                              4,559         110,510
MDU Resources Group Inc                                   7,663         260,159
Micrel, Inc.*                                            11,204         152,374
Northeast Utilities                                      16,910         292,036
OGE Energy Corp.                                          8,991         195,374
Oneok Inc.                                                7,326         153,773
PNM Resources Inc.                                        4,907         134,452
Pepco Holdings Inc.                                      18,918         328,606
Philadelphia Suburban Corp.                               7,800         184,470
Puget Energy Inc.                                        11,084         241,631
SCANA Corp.                                              13,216         449,344
Sierra Pacific Resources*                                 9,049          45,516
Telephone & Data Systems                                  6,809         390,973
Vectren Corp.                                             8,089         183,620
WGL Holdings Inc.                                         5,550         149,240
WPS Resources Corp.                                       3,916         152,019
Westar Energy Inc.                                        8,985         157,866
Wisc. Energy Corp.                                       13,382         389,951
                                                                   ------------
Total Utility                                                         6,198,154
                                                                   ------------
Total Common Stock (Cost $86,827,688)                               100,615,132
                                                                   ------------
Short-Term Investments (2.89%)
     $    300,000   United States Treasury Bills  09/18/03 (b)     $    299,879
        1,351,347   First American Prime Obligation Fund              1,351,347
        1,351,347   First American Government Obligation Fund         1,351,347
                                                                   ------------
                    Total Short-Term Investments (Cost $3,002,573)    3,002,573
                                                                   ------------
                    Total Investments (Cost $89,830,261)
                       (a) (99.85%)                                 103,617,705
                    Other Net Assets (0.15%)                            153,304
                                                                   ------------
                       Net Assets (100.00%)                        $103,771,009
                                                                   ============
*    Non- Income Producing Security

(a) Aggregate cost for federal income tax purposes is $89,830,261. At August 31, 2003, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                       Unrealized appreciation                     $ 21,103,719
                       Unrealized depreciation                       (7,316,275)
                                                                   ------------
                          Net unrealized appreciation              $ 13,787,444
                                                                   ============

(b) At August 31, 2003, certain United States Treasury Bills with a market value of $299,841 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2003: (Contracts-$500 times premium/ delivery month/commitment)
                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                    S&P MidCap 400 Index:
                    12/Sept 03/Long                                $    149,817
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                8/31/2003

COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (93.67%)
Banking & Financial Service (13.04%)
Anchor Bancorp WI, Inc.                                   1,149    $     27,576
Bankunited Financial Corp.*                               1,300          28,262
Boston Private Financial Holdings Inc.                    1,026          23,947
Brookline Bancorp Inc.                                    2,566          39,234
Capital Automotive REIT                                   1,265          36,141
Cash American Intl., Inc.                                   992          17,211
Chittenden Corp.                                          1,481          42,712
Coinstar Inc.*                                            1,000          15,350
Colonial Properties Trust                                 1,009          34,407
Commercial Federal Corp.                                  2,035          50,468
Community First Bankshares                                1,814          51,246
Cullen/Frost Bankers, Inc.                                2,590          98,601
Delphi Financial Group, Inc.                                943          45,321
Dime Community Bancshares                                   915          21,777
Downey Financial Corp.                                    1,262          53,345
East-West Bancorp Inc.                                    1,086          48,175
Essex Property Trust Inc.                                   890          55,937
Financial Federal Corp.*                                    740          23,784
Firstbank Puerto Rico                                     1,674          51,409
First Midwest Bancorp Inc./IL                             2,187          66,704
First Republic Bank                                         630          19,738
Firstfed Financial Corp*                                    795          31,562
Flagstar Bancorp Inc.                                     2,600          50,778
Fremont General Corp.                                     3,372          43,431
GBC Bancorp/California                                      440          17,098
Gables Residential Trust                                  1,068          34,582
Glenborough Realty Trust Inc                              1,268          23,268
Hudson United Bancorp                                     2,083          82,258
Irwin Financial Corp.                                     1,200          27,012
Jefferies Group, Inc.                                     2,540          75,438
Kilroy Realty Corp                                        1,277          35,756
Landamerica Financial Group Inc.                            750          34,425
MAF Bancorp, Inc.                                         1,130          43,166
Macdermid, Inc.                                           1,240          35,452
Mercury Computer Systems Inc.*                            1,210          26,620
NCO Group, Inc.*                                          1,126          23,871
Oshkosh Truck Corp.                                       1,840          71,999
PRG-Schultz International Inc.*                           2,943          18,541
Philadelphia Consolidated Holding Co.*                      991          39,739
Presidential Life Corp.                                   1,220          19,630
Provident Bankshares Corp.                                1,175          33,605
RLI Corp.                                                 1,040          34,278
Raymond James Financial Inc.                              2,505          89,604
Riggs Natl Corp. Wash. D.C                                1,308          20,588
Scpie Holdings Inc.                                         600           6,480
SWS Group Inc.                                              714          13,495
Seacoast Financial Services Corp.                         1,100          22,715
Selective Insurance Group                                 1,077          31,675
Shurgard Storage Centers                                  1,642          55,335
South Financial Group Inc.                                2,058          50,606
Southwest Bancorp Of Texas                                1,500          55,440
Staten Island Bancorp Inc.                                2,830          58,807
Sterling Bancshares Inc./Tx                               2,017          25,192
Stewart Information Services*                               570          16,678
Trustco Bank Corp. NY                                     3,796          48,892
UCBH Holdings Inc.                                        1,980          63,340
UICI*                                                     2,203          27,538
United Bankshares Inc.                                    1,949          59,854
Whitney Holding Corp.                                     1,777          61,751
Wintrust Financial Corp.                                    800          28,288
Zenith Ntnl. Ins. Corp.                                     880          25,476
                                                                   ------------
Total Banking & Financial Service                                     2,415,608
                                                                   ------------
Capital Good (6.38%)
Aeroflex Inc.*                                            2,640          24,050
Albany Intl. Corp. Cl A                                   1,428          43,640
Applied Industrial Tech                                     723          16,376
Astec Industries Inc.*                                      830           9,321
Audiovox Corp.*                                           1,050          14,385
Belden, Inc.                                                894          16,396
Benchmark Electronics. Inc.*                              1,109          49,217
Briggs & Stratton                                         1,103          64,856
Brooks Automation Inc.*                                   1,547          37,824
CDI Corp.                                                   845          21,505
CTS Corp.                                                 1,248          16,074
Cable Design Tech.*                                       1,035           7,763
Cymer Inc.*                                               1,690          77,351
EMCOR Group Inc.*                                           610          26,883
Exar Corp.*                                               2,060          33,681
Gardner Denver, Inc.*                                       840    $     19,774
Ionics, Inc.*                                               620          13,640
JLG Industries, Inc.                                      1,780          18,690
Lawson Products, Inc.                                       550          15,334
Lindsay Manufacturing Co.                                   549          12,133
Manitowoc Company, Inc.                                   1,347          34,416
Massey Energy Co.                                         2,197          27,792
Milacron Inc.                                               537           1,203
PAXAR Corp.*                                              1,675          21,624
Pioneer Standard Elec                                     1,212          11,744
Polaris Industries, Inc.                                  1,060          81,896
Radisys Corp.*                                              620          11,005
Robbins & Myers Inc.                                        666          15,138
Shaw Group Inc.*                                          1,260          11,164
Steel Dynamics Inc.*                                      1,760          28,442
Stewart & Stevenson Svcs                                  1,250          22,375
Technitrol Inc.*                                          1,428          28,874
Timken Co.                                                3,823          63,844
Trimble Navigation Ltd.*                                  1,167          31,217
Triumph Group Inc.*                                         680          21,474
URS Corp.*                                                1,446          33,012
Ultimate Electronics Inc.*                                  400           5,132
Unisource Energy Corp. Co.                                1,290          24,175
Varian Semiconductor Equipment*                           1,750          70,998
Vicor Corp.*                                              1,086          13,304
Wabash Natl. Corp.*                                         988          17,636
Waste Connections Inc.*                                   1,170          41,219
Watts Industries Inc.                                       990          18,176
Woodward Governor Co.                                       150           7,332
                                                                   ------------
Total Capital Good                                                    1,182,085
                                                                   ------------
Consumer Cyclical (11.56%)
ABM Industries, Inc.                                      2,200          34,430
Apogee Enterprises, Inc.                                  1,150          13,064
Aptargroup, Inc.                                          1,780          69,705
Brown Shoe Company Inc.                                     821          25,451
Burlington Coat Factory Wrhs                              1,930          40,125
Cascade Natural Gas Corp.                                   520           9,890
Cato Corp. Cl. A                                          1,108          26,315
Christopher & Banks Corporation*                          1,875          55,688
Clarcor, Inc.                                               974          41,726
Coachmen Industries Inc.                                    840          10,979
Cost Plus Inc. /California*                                 790          31,790
Department 56 Inc.*                                         593           8,243
Dress Barn, Inc.*                                         1,542          19,892
Dupont Photomasks Inc.*                                     380           9,732
ElkCorp                                                     805          19,401
Enesco Group Inc.*                                          600           5,244
Fedders Corp.                                             1,809           6,965
Footstar, Inc.*                                           1,067          11,342
Fred's Inc.                                               1,758          62,849
G & K Services Inc., Cl. A                                  792          26,176
Griffon Corp.*                                            1,494          28,162
Group 1 Automotive Inc.*                                  1,057          39,796
Haggar Corp.                                                300           4,344
Hancock Fabrics Inc /DE                                     863          14,688
Haverty Furniture                                           992          17,221
HOT Topic Inc.*                                           1,270          44,971
Imagistics International Inc.*                              812          23,223
Interface, Inc.*                                          1,854          10,586
Jakks Pacific Inc.*                                         820           9,840
Jo-Ann Stores Inc - Cl. A*                                  866          26,153
K-Swiss Inc - Cl. A                                         740          29,408
Kellwood Co.                                              1,165          42,534
Lennox Intl Inc.                                          2,625          42,420
Linens `N Things*                                         2,240          64,736
MDC Holdings Inc.                                         1,491          76,175
Marcus Corp.                                              1,435          20,363
Midas Inc.*                                                 700           8,750
Monaco Coach Corp.*                                       1,200          22,284
Movie Gallery Inc.*                                       1,400          29,988
NVR Inc.*                                                   340         147,390
National Presto Industries Inc.                             410          14,986
O'Reilly Automotive, Inc.*                                2,648         101,551
Oshkosh B Gosh Inc. - Cl. A                                 590          14,213
Oxford Industries, Inc.                                     416          24,794
Pacific Sunwear of Cal*                                   2,070          69,449
PEP Boys-Manny Moe & Jack                                 2,013          35,429
PolyMedica Corporation                                      590          26,562
Prime Hospitality Corp.*                                  1,801          16,119
Quiksilver Inc.*                                          2,000          36,300

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                8/31/2003
                                   CONTINUED
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------

Reliance Steel & Aluminum                                 1,695    $     39,104
Russell Corp.                                             1,479          28,515
Ryland Group, Inc.                                        1,260          84,622
Salton Inc.*                                                500           5,320
School Specialty Inc.*                                      770          21,676
Shopko Stores, Inc.*                                      1,170          16,111
Skyline Corp.                                               400          12,932
Smith (A.O.) Corp.                                        1,286          46,167
Stein Mart, Inc.*                                         1,816          10,279
Texas Industries, Inc.                                      782          19,996
Thor Industries Inc.                                      1,304          70,664
Too Inc.*                                                   460           7,461
Toro Co.                                                  1,098          51,584
Tower Automotive Inc.*                                    3,026          13,193
Tractor Supply Co.*                                       1,596          55,062
Winnebago Industries                                        850          41,863
Wolverine World Wide, Inc.                                1,591          31,979
X-Rite, Inc.                                              1,236          14,090
                                                                   ------------
Total Consumer Cyclical                                               2,142,060
                                                                   ------------
Consumer Non-Durable (21.01%)
4 Kids Entertainment Inc.*                                  480          10,517
Aaron Rents Inc.                                          1,200          25,176
Accredo Health Inc.*                                      2,092          49,413
Action Performance Cos Inc.                                 824          18,350
Advanced Marketing Services                                 570           5,843
Advanced Medical Optics*                                  1,227          20,356
Advo, Inc.*                                                 900          39,735
AFC Enterprises*                                          1,300          21,320
American Italian Pasta Company*                             950          39,634
American Medical Systems Holdings*                        1,400          29,064
AMERIGROUP Corp.*                                           900          36,648
Angelica Corp.                                              393           7,648
Ann Taylor Stores Corp.*                                  2,298          78,132
Arbitron Inc*                                             1,585          58,613
Argosy Gaming Co*                                         1,490          35,984
Aztar Corp.*                                              1,533          26,444
Bally Total Fitness Holding*                                420           4,066
Bowne & Co. Inc.                                          1,582          22,986
Casey's General Stores Inc.                               2,214          34,317
CEC Entertainment, Inc.*                                  1,523          59,732
Centene Corp.*                                              750          21,000
Childrens Place*                                            120           2,491
Ciber, Inc.*                                              2,254          24,028
Cima Labs Inc.*                                             600          16,194
Coca-Coca Bottling Co.                                      463          23,497
Coherent, Inc.*                                           1,520          39,824
Cooper Cos. Inc.                                          1,240          45,992
Corn Products Intl. Inc.                                  1,882          59,339
CPI Corp.                                                   380           6,327
Cross Country Healthcare Inc.*                            1,439          22,448
Curative Health Services Inc.*                              310           5,317
Datascope Corp.                                             600          17,820
Diagnostic Products Corp.                                 1,310          49,649
DIMON Inc.                                                1,480          10,212
Duane Reade Inc.*                                         1,100          18,766
eFunds Corp.*                                             2,220          28,349
Electronics Boutique Holdings*                            1,106          36,752
Fleetwood Enterprises*                                    1,410          15,510
Flowers Foods Inc.                                        1,950          41,282
Fossil Inc.*                                              1,845          51,752
Genesco Inc.*                                               850          14,935
Global Imaging Systems Inc.*                                900          23,139
Global Payments Inc.                                      1,852          69,913
Goody's Family Clothing Inc.                              1,499          14,525
Great Atlantic & Pacific Tea Co.*                         1,919          18,365
Gymboree Corp.*                                           1,008          16,420
Haemonetics Corp/Mass*                                    1,000          21,210
Hain Celestial Group Inc.*                                1,390          27,244
Harland, John H. Co.                                      1,100          27,709
Harman International                                      1,560         155,454
Heidrick & Struggles Int'l.*                                780          14,555
Hologic Inc.*                                               887          14,636
Idexx Laboratories Inc.*                                  1,525          63,455
IHOP Corp.                                                  912          32,139
Instituform Tech. CL A*                                   1,170          20,697
Int'l. Multifoods, Inc.*                                    630          15,756
Invacare Corp.                                            1,640          62,271
J Jill Group Inc.*                                          900          13,491
J&J Snack Foods Corp.*                                      480          16,853
j2 Global Communications Inc.*                              502    $     31,485
Jack in the Box Inc.*                                     2,144          45,431
Lance, Inc.                                               1,220          12,273
Landry's Restaurant Inc.                                  1,282          27,371
Lone Star Steakhouse                                        970          20,981
Manhattan Associates Inc.*                                1,110          32,889
Medicis Pharmaceutical - Cl. A                            1,228          75,006
Mens Wearhouse, Inc.*                                     2,090          58,834
Mentor Corp./Minn                                         1,842          42,569
MGI Pharma Inc.*                                          1,326          51,210
MID Atlantic Medical Svcs*                                2,136         104,792
Nash-Finch Co.                                              550           8,800
Natures Sunshine Prod., Inc.                                831           7,039
Nautilus Group Inc.                                       1,400          16,380
NBTY, Inc.*                                               3,045          80,540
NDCHealth Corp                                            1,863          39,458
New England Bus. Srvc                                       564          16,976
Noven Pharmaceuticals Inc.*                                 940          10,490
O'Charleys Inc.*                                            590          10,006
Odyssey HealthCare Inc.*                                  1,053          32,211
On Assignment Inc.*                                         710           3,408
Orthodontic Centers of America*                           2,091          14,595
Osteotech Inc.*                                             773           8,511
Owens & Minor Inc.                                        1,321          30,779
Panera Bread Co.- Cl. A*                                  1,323          58,410
Papa Johns Int'l., Inc.*                                    800          20,160
Parexel Intl. Corp.*                                        840          14,162
Pediatrix Med. Grp., Inc.*                                1,230          55,006
Penford Corp.                                               400           5,364
Performance Food Group Co.*                               1,910          74,891
PF Chang's China Bistro Inc.*                             1,116          51,894
Phillips-Van Heusen                                       1,301          19,775
Pinnacle Entertainment Inc.*                              1,215           7,460
Possis Medical Inc.*                                        800          14,896
Prepaid Legal Srvs., Inc.*                                  840          18,833
Priority Healthcare Corp B*                               2,430          51,322
Province Healthcare Co.*                                    975          14,011
Radiant Systems Inc.*                                       280           1,509
Ralcorp Holdings, Inc.*                                   1,170          33,251
Rare Hospitality International Inc.*                        870          33,173
Regis Corp.                                               2,232          77,205
RehabCare Group Inc.*                                       200           3,160
Renal Care Group, Inc.*                                   2,161          78,466
Republic Bancorp                                          2,500          34,350
Resmed Inc.*                                              1,690          73,177
Respironics*                                              1,752          72,988
Russ Berrie & Co., Inc.                                     906          32,716
Ryan's Family Steak Houses, Inc.*                         2,086          27,911
Savient Pharmaceuticals Inc.*                             2,224           9,786
Schweitzer-Mauduit Int'l., Inc.                             543          13,113
Shuffle Master Inc*                                         780          22,589
Sierra Health Srvs., Inc.*                                1,072          20,915
Sola International*                                         807          13,800
Sonic Corp.*                                              1,782          41,698
Standard Register Co.                                     1,100          19,635
Steak N Shake Co./The*                                    1,277          18,453
Stride Rite Corp.                                         1,410          14,622
Sunrise Assisted Living Inc.*                               890          22,214
Sybron Dental Specialties Inc.*                           1,583          37,897
Thomas Nelson Inc.*                                         657           8,048
Triarc Co.                                                  940          29,375
United Stationers Inc.*                                   1,800          73,152
Urban Outfitters Inc.*                                      900          44,127
Vital Signs, Inc.                                           595          16,357
Volt Info Sciences, Inc.*                                   830          14,525
Wet Seal Inc.*                                            1,100          12,331
                                                                   ------------
Total Consumer Non-Durable                                            3,892,055
                                                                   ------------
Energy (4.93%)
Ashworth Inc.*                                              600           4,433
Atwood Oceanics, Inc.*                                      550          13,750
Brown (Tom) Inc.*                                         1,990          54,705
Cabot Oil & Gas Corp.                                     1,225          33,014
CAL Dive International Inc.*                              1,420          30,033
Cimarex Energy Co.*                                       1,845          40,129
Dril-Quip*                                                  800          15,016
Energen Corp.                                             1,340          47,811
Evergreen Resources, Inc.*                                  770          43,020
Frontier Oil Corp                                         1,220          18,800
Hydril Co.*                                               1,000          23,400

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                8/31/2003
                                   CONTINUED
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Input/Output, Inc.*                                       1,804    $      7,974
Lone Star Technologies, Inc.*                               260           4,355
Maverick Tube Corp.*                                      1,700          28,883
New Jersey Resources Corp.                                1,497          54,042
Newfield Exploration Co.*                                 2,422          95,160
Northwest Natural Gas Co.                                 1,027          29,259
Oceaneering International, Inc.*                            978          24,039
Patina Oil & Gas Corp.                                    1,288          47,720
Plains Resources, Inc.*                                   1,097          14,930
Prima Energy Corp.*                                         520          13,364
St. Mary Land & Exploration                               1,136          32,149
Seacor Smit Inc.*                                         1,130          44,432
Southern Union Company*                                   3,144          53,008
Southwest Gas Corp.                                       1,282          28,960
Spinnaker Exploration Co.*                                1,500          33,330
Stone Energy Corp.*                                       1,280          49,536
Veritas DGC Inc.*                                           710           6,489
W-H Energy Services Inc.*                                 1,200          22,380
                                                                   ------------
Total Energy                                                            914,121
                                                                   ------------
Manufacturing (13.46%)
Actel Corp.*                                                910          26,663
Acuity Brands Inc.                                        1,903          34,083
Adaptec Inc.*                                             4,403          32,186
Alpharma, Inc. Class A                                    1,994          41,814
Applica Inc.*                                             1,000           7,840
Arch Chemicals Inc.                                       1,000          21,420
Arctic Cat, Inc.                                          1,301          28,414
Arqule Inc*                                               1,000           4,100
AT Cross Co.*                                               700           4,235
Baldor Electric Co.                                       1,486          33,019
Barnes Group, Inc.                                          802          20,251
Bell Microproducts Inc.*                                    900           6,471
Brady Corp. - Cl. A                                       1,256          44,739
Brush Engineered Materials                                  670           6,003
Buckeye Tech, Inc.*                                       1,414          11,100
Building Material Holding Corp                              596           7,188
Butler Manufacturing                                        373           5,491
CACI International Inc.- Cl. A*                           1,240          55,316
Cambrex Corp.                                             1,320          27,918
CARBO Ceramics Inc.                                         693          26,854
Caraustar Industries, Inc.*                                 990           8,445
Carreker Corporation*                                     1,000           4,980
Castle (A.M.) & Co.*                                        829           4,012
Century Aluminum Company                                    800           7,400
Champion Enterprises, Inc.*                               1,554          11,267
Chesapeake Corp.                                            550          13,090
Cleveland Cliffs, Inc.*                                     320           8,288
Commercial Metals Co.                                     1,260          24,923
Commonwealth Industries Inc.                                700           3,535
Concord Camera Corp.*                                     1,200          14,376
Conmed Corp.*                                             1,310          27,864
Cuno Incorporated*                                          670          28,234
Curtiss-Wright Corp.                                        467          31,756
Delta & Pine Land Co.                                     1,496          37,250
Deltic Timber Corp.                                         590          19,010
Electro Scientific Inds., Inc.*                           1,434          29,096
Esterline Technologies Corp.*                               780          15,413
Ethan Allen Interiors, Inc.                               1,778          68,825
FEI Company*                                              1,452          39,901
Flir Systems Inc.*                                        1,340          35,188
Factset Research Sys. Inc.                                1,700          82,535
Florida Rock Inds                                         1,545          80,263
Fuller (H.B.) Corp.                                       1,251          33,139
Georgia Gulf Corp.                                        1,370          30,620
Gerber Scientific, Inc.*                                    801           5,863
Huffy Corp.*                                                700           5,145
ICU Medical Inc.*                                           700          20,580
Idex Corp.                                                1,630          63,211
Intermagnetics General Corp*                                540          13,133
Intermet Corp.                                            1,323           5,054
K2, Inc.*                                                   669          11,968
Kaydon Corp.                                              1,288          33,114
Kopin Corp.*                                              2,510          21,862
Kronos, Inc.*                                               992          57,331
Kulicke & Soffa Ind.*                                     1,874          22,001
La-Z-Boy, Inc.                                            2,673          59,742
Libbey Inc.                                                 640          17,605
Lydall, Inc.*                                               745           8,568
Magnetek, Inc.*                                             190             961
Material Sciences Corp.                                     808           8,177
Meade Instruments Corp.*                                    900    $      2,925
Methode Electronics CL A                                  1,613          19,437
Midway Games Inc.*                                        1,517           4,081
Mobile Mini Inc*                                            640          12,422
Mueller Industries*                                       1,958          56,547
Myers Industries, Inc.                                    1,258          13,209
Network Equip. Tech., Inc.*                               1,000           9,270
OM Group, Inc.*                                           1,012          13,642
Omnova Solutions Inc.*                                    1,410           5,457
Pericom Semiconductor Corp.*                                470           4,911
PolyOne Corp.                                             5,087          22,485
Pope & Talbot,  Inc.                                      1,121          14,405
QRS Corp.*                                                  510           4,361
Quaker Chemical Corp.                                       421          10,293
Quanex Corp.                                                619          21,634
RTI International Metals, Inc.*                             720           7,560
Regal-Beloit                                              1,174          26,556
Regeneron Pharm.*                                         2,249          34,207
Rock-Tenn Co.- Cl. A                                      1,568          25,323
Roper Industries, Inc.                                    1,638          69,910
Roto-Rooter Inc.                                            411          15,836
Roxio Inc.*                                                 634           6,182
Ryerson Tull, Inc.                                        1,050           9,125
SBS Technologies Inc.*                                      630           7,308
SPS Technologies, Inc.*                                     600          27,018
Schulman (A.), Inc.                                       1,300          20,826
Scotts Company (The) - Cl. A*                             1,344          76,044
Simpson Manufacturing Co. Inc.*                             980          46,648
Skywest, Inc.                                             2,952          51,601
Standard Motor Products                                     578           5,647
Standard Pacific Corp.                                    1,484          52,741
Standex International Corp.                                 564          12,916
Sturm Ruger & Co., Inc.                                   1,223          13,661
Susquehanna Bancshares Inc.                               2,040          53,774
Thomas Industries Inc.                                      680          18,904
Tredegar Corp.                                            1,643          26,863
Universal Forest Products                                   881          21,733
Valmont Industries                                        1,037          22,057
W D-40 Co.                                                  826          24,078
WMS Industries Inc.*                                      1,310          31,375
Watsco, Inc.                                              1,025          18,963
Wellman, Inc.                                             1,340          10,854
Wolverine Tube, Inc.*                                       407           1,872
Zale Corp.*                                               1,564          79,686
                                                                   ------------
Total Manufacturing                                                   2,493,177
                                                                   ------------
Service (3.87%)
Administaff Inc.*                                           430           4,428
Avid Technology Inc*                                      1,259          62,572
Bassett Furniture Inds                                      637           8,867
Central Parking Corp.                                     1,429          21,721
Hilb, Rogal & Hamilton Co .                               1,440          43,200
Hooper Holmes Inc.                                        2,280          15,481
Hughes Supply, Inc.                                         979          34,755
IMCO Recycling, Inc.*                                       930           6,863
ITT Educational Services Inc.*                            2,550         110,543
Insurance Auto Auctions Inc.*                               580           7,204
Kroll Inc.*                                               1,419          35,305
Labor Ready Inc.*                                         1,892          17,539
Maximus Inc.*                                             1,130          40,477
Memberworks Inc.*                                           530          19,133
SCP Pool Corp.*                                           1,005          41,205
Spherion Corporation*                                     2,363          16,423
Startek Inc.                                                610          21,716
TBC Corp.*                                                  973          21,104
Tetra Technologies, Inc.*                                   891          20,048
Tetra Tech Inc.*                                          2,633          50,343
US Oncology Inc.*                                         3,770          29,972
United Natural Foods Inc.*                                  825          24,544
Watson Wyatt & Co Holdings*                               1,400          32,354
Waypoint Financial Corp                                   1,711          31,773
                                                                   ------------
Total Service                                                           717,570
                                                                   ------------
Technology (14.16%)
ATMI Inc.*                                                1,230          34,414
Advanced Energy Industries*                               1,700          40,902
Alliance Semiconductor Corp.*                             1,590           9,015
Alliant Techsystems, Inc.*                                1,688          85,987
American Healthways Inc.*                                   689          24,170
American Mgmt. Systems*                                   2,241          32,157
Amsurg Corp.*                                               900          27,180

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                8/31/2003
                                   CONTINUED
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Analogic Corp.                                              586    $     29,886
Anixter Intl.*                                            2,151          48,892
Ansys Inc.*                                                 677          23,966
Armor Holdings Inc*                                       1,353          20,511
Artesyn Technologies Inc.*                                  780           6,278
Arthrocare Corp.*                                           950          15,998
Axcelis Technologies Inc.*                                4,218          36,697
BEI Technologies Inc.                                       590           9,534
Barra Inc.*                                               1,100          44,044
Bel Fuse Inc.- Cl. B                                        400          10,684
Biosite Inc.*                                               677          31,413
Black Box Corporation                                       990          46,629
Brooktrout Inc.*                                            650           4,875
C&D Technologies Inc.                                     1,110          22,133
C-COR.net Corporation*                                    1,210           6,582
Captaris Inc.*                                            1,740           8,578
Catapult Communications Corp.*                              470           6,256
Cephalon, Inc.*                                           2,051          90,962
Cerner Corp.*                                             1,848          65,253
Checkpoint Systems, Inc.*                                 1,184          19,062
Cognex Corp.                                              2,399          73,553
Cohu Inc.                                                   740          16,354
Concerto Software Inc.*                                     500           4,430
Concord Communications Inc.*                                800          10,312
Consolidated Graphics*                                      549          13,577
Cryolife Inc.*                                              320           1,792
Cubic Corp.                                               1,200          31,644
DRS Technologies Inc.*                                      670          17,420
DSP Group, Inc.*                                          1,213          33,018
Dendrite Intl. Inc.*                                      1,440          20,952
Digi International Inc.*                                    900           5,733
Dionex Corp.*                                               990          38,788
ESS Technology*                                           2,350          24,674
EDO Corp.                                                   670          13,748
EL Paso Electric Co.*                                     1,780          19,847
Engineered Support Systems Inc.                             750          43,995
Enzo Biochem, Inc.*                                       1,447          25,757
Filenet Corp.*                                            1,398          29,484
Gencorp Inc.                                              1,430          14,672
General Communication - Cl. A*                            2,232          19,084
Harmonic Inc.*                                            2,540          10,922
Helix Technology Corp.                                    1,025          18,819
Hutchinson Technology*                                    1,030          32,558
Hyperion Solutions Corp.*                                 1,535          50,624
Inamed Corp.*                                               992          73,248
Information Holdings Inc.*                                  930          16,191
Insight Enterprises*                                      2,150          38,657
Integra LifeSciences Holdings Corp.*                      1,200          32,412
Inter Tel, Inc.                                           1,074          27,247
Invision Technologies Inc.*                                 700          17,612
Itron, Inc.*                                                683          14,063
Kaman Corp.- Cl. A                                          850          10,965
Keithley Instruments Inc.                                   300           4,788
MRO Software Inc*                                           740           9,672
Mapinfo Corp.*                                              700           8,428
Metro One Telecommunications*                               370           1,480
Micro Systems Inc.*                                         740          27,062
Microsemi Corp.*                                            290           5,733
Netegrity Inc.*                                           1,000           9,670
NYFIX Inc.*                                                 580           3,619
PC-Tel Inc.*                                                900          10,224
Park Electrochemical Corp.                                  869          19,917
Pegasus Solutions Inc.*                                     920          13,294
Pharmaceutical Product Dev.*                              2,740          69,897
Phoenix Technologies Ltd.*                                1,070           6,762
Photon Dynamics Inc.*                                       781          25,312
Photronics, Inc.*                                         1,589          38,581
Pinnacle Systems Inc.*                                    2,130          19,319
Planar Systems Inc.*                                      1,110          26,662
Power Integrations Inc.*                                  1,287          41,416
Progress Software Corp.*                                  1,390          28,565
Rainbow Technologies Inc.*                                  710           5,645
Rogers Corp.*                                               620    $     19,536
Rudolph Technologies Inc*                                    60           1,329
SCM Microsystems Inc.*                                      700           4,465
SPSS Inc.*                                                  620          12,022
Serena Software Inc.*                                     1,890          36,666
Skyworks Solutions Inc.*                                  5,732          65,116
Sourcecorp*                                                 630          16,430
Standard Microsystems Corp.*                                650          13,046
Steel Technologies Inc                                      443           5,316
Supertex Inc.*                                              430           7,964
SurModics Inc.*                                             210           7,048
Symmetricom, Inc.*                                          931           6,024
System & Computer Tech Corp.*                             1,330          14,630
THQ Inc.*                                                 1,585          24,837
Take-Two Interactive*                                     1,760          52,395
Talx Corp.                                                1,200          25,393
Techne Corp.*                                             1,905          63,894
Teledyne Technologies Inc.*                               1,370          20,893
Theragenics Corp.*                                          940           4,183
Three-Five Systems Inc.*                                    370           2,886
Tollgrade Communications Inc.*                              550           9,686
Ultratech, Inc.*                                            853          25,018
Veeco Instruments Inc.*                                     430           9,181
Verity Inc.*                                              1,210          14,423
Viasat Inc.*                                                890          14,160
Viasys Healthcare Inc.*                                   1,094          24,177
Websense Inc.*                                              945          22,491
Zebra Tech Corp.- Cl. A*                                  2,169         116,302
Zix Corporation*                                            650           2,373
                                                                   ------------
Total Technology                                                      2,622,140
                                                                   ------------
Transportation (2.62%)
AAR Corp.*                                                1,243           9,955
Arkansas Best Corp                                        1,141          31,423
Atlantic Coast Airlines Holdings Inc.*                    2,240          17,898
Forward Air Corporation*                                    790          23,984
Frontier Airlines Inc.*                                   1,250          20,000
Heartland Express, Inc.*                                  2,660          67,963
Kansas City Southern Industries Inc.*                     2,380          28,917
Kirby Corp.*                                              1,171          34,193
Knight Transportation Inc.*                               1,600          43,920
Landstar System, Inc.*                                      810          49,985
Mesa Air Group Inc.*                                      1,290          15,312
Offshore Logistics*                                         836          17,857
Roadway Corp.                                               880          41,140
USF Corp.                                                 1,395          44,487
Yellow Corp.*                                             1,336          37,461
                                                                   ------------
Total Transportation                                                    484,495
                                                                   ------------
Utility (2.64%)
American States Water Co.                                   745          18,640
Atmos Energy Corp.                                        1,898          46,215
Avista Corp.                                              2,050          31,919
Boston Communications Group*                                590           7,936
CH Energy Group Inc.                                        915          40,489
Cleco Corporation                                         2,119          33,141
Central Vermont Public Service Corp                         537          11,588
Green Mountain Power Corp.                                  200           4,274
Laclede Group Inc/The                                       871          23,848
NUI Corp.                                                   440           7,062
Nuevo Energy Co.*                                           790          14,307
Piedmont Natural Gas Co.                                  1,542          59,675
Remington Oil & Gas Corp.*                                1,197          22,252
Southwestern Energy Co.*                                  1,352          24,552
Swift Energy Co.*                                           430           5,547
UGI Corp.                                                 1,680          51,324
UIL Holdings Corp.                                          625          22,531
Unit Corp.*                                               1,650          35,574
Vintage Petroleum, Inc.                                   2,586          28,911
                                                                   ------------
Total Utility                                                           489,785
                                                                   ------------
Total Common Stock (Cost $14,640,082)                                17,353,096
                                                                   ------------

--------------------------------------------------------------------------------
S&P SMALLCAP INDEX FUND     PORTFOLIO OF INVESTMENTS                8/31/2003
                                   CONTINUED
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
     Par Value
     ---------
Short-Term Investments (6.29%)
     $    300,000   United States Treasury Bills   09/18/03 (b)    $    299,879
          432,976   First American Prime Obligation Fund                432,976
          432,976   First American Government Obligation Fund           432,976
                                                                   ------------
                    Total Short-Term Investments (Cost $1,165,831)    1,165,831
                                                                   ------------
                    Total Investments (Cost $15,805,913)
                       (a) (99.96%)                                  18,518,927
                    Other Net Assets (0.04%)                              6,795
                                                                   ------------
                       Net Assets (100.00%)                        $ 18,525,722
                                                                   ============
*    Non- Income Producing Security

(a) Aggregate cost for federal income tax purposes is $15,805,913. At August 31, 2003, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                       Unrealized appreciation                     $  4,025,640
                       Unrealized depreciation                       (1,312,626)
                                                                   ------------
                          Net unrealized appreciation              $  2,713,014
                                                                   ============

(b) At August 31, 2003, certain United States Treasury Bills with a market value of $99,947 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2003: (Contracts-$500 times premium/ delivery month/commitment)

                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                       Russell 2000 Stock Index:
                       4/Sept 03/Long                              $     29,025
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EQUITY INCOME FUND          PORTFOLIO OF INVESTMENTS                8/31/2003

COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (86.43%)
Banking & Financial Service (26.94%)
Bank & Bank Holding Company (9.94%)
Bank of America Corp.                                     3,400    $    269,450
Citigroup Inc.                                            7,200         312,120
Fifth Third Bancorp                                       1,100          64,460
M&T Bank Corporation                                        500          42,120
Wells Fargo & Company                                     5,750         288,305
                                                                   ------------
                                                                        976,455
                                                                   ------------
Financial Company (0.76%)
National Commerce Financial Corp.                         3,000          75,000

Financial Service (1.05%)
MBNA Corp.                                                4,400         102,696

Insurance (8.77%)
Aetna Inc.                                                1,300          74,100
American International Group                              3,079         183,416
Fidelity National Fin., Inc.                              1,875          54,188
Marsh & McLennan Cos                                      5,200         260,000
Metlife Inc.                                              3,800         107,996
Stancorp Financial Group                                  2,000         113,380
XL Capital Ltd.                                             900          68,175
                                                                   ------------
                                                                        861,255
                                                                   ------------
Real Estate (6.42%)
AMB Property Corp.                                        1,700          48,450
Annaly Mortgage Management, Inc.                          5,400         102,816
Boston Properties Inc.                                    1,300          55,835
Istar Financial, Inc.                                     2,700          98,982
Kimco Realty Corp.                                        1,450          60,436
Mills Corp.                                               2,700         100,926
Realty Income Corp.                                       2,700         106,596
SL Green Realty Corp.                                     1,600          56,272
                                                                   ------------
                                                                        630,313
                                                                   ------------
Total Banking & Financial Service                                     2,645,719
                                                                   ------------
Capital Good (2.40%)
Conglomerate (0.72%)
3M Co.                                                      500          71,235

Machinery-Industry (0.95%)
Caterpillar Inc.                                          1,300          93,379

Pollution Control (0.73%)
Donaldson Co. Inc.                                        1,300    $     71,370
                                                                   ------------
Total Capital Good                                                      235,984
                                                                   ------------
Consumer Cyclical (10.88%)
Auto & Truck (0.52%)
ITT Industries Inc.                                         780          50,762

Housing (1.17%)
Masco Corp.                                               2,700          66,933
Stanley Works                                             1,600          48,432
                                                                   ------------
                                                                        115,365
                                                                   ------------
Retail-General (8.45%)
Central Garden and Pet Co.*                                 400          11,116
Family Dollar Stores                                      1,300          52,156
Gap Inc.                                                  4,000          83,560
Lowe's Companies                                          4,000         219,440
Sears, Roebuck And Co.                                    1,600          70,432
Target Corporation                                        3,900         158,340
TJX Companies Inc.                                        4,000          86,640
Wal-Mart Stores Inc.                                      2,500         147,925
                                                                   ------------
                                                                        829,609
                                                                   ------------
Textile & Apparel (0.74%)
Liz Claiborne Inc.                                        2,100          72,387
                                                                   ------------
Total Consumer Cyclical                                               1,068,123
                                                                   ------------
Consumer Non-Durable (15.41%)
Apparel (0.67%)
Ross Store, Inc.                                          1,300          65,351

Business Service (0.56%)
Dial Corp.                                                2,700          54,729

Communications & Media (2.42%)
McGraw-Hill Companies Inc.                                3,900         237,900

Cosmetics & Soap (1.11%)
Clorox Company                                              900          38,565
Procter & Gamble Co.                                        800          69,832
                                                                   ------------
                                                                        108,397
                                                                   ------------
Drugs (3.23%)
AmerisourceBergen Corp.                                   1,980         115,256
Baxter International Inc.                                 7,200         202,320
                                                                   ------------
                                                                        317,576
                                                                   ------------
Entertainment & Leisure (1.96%)
McDonald's Corp.                                          8,600         192,812

--------------------------------------------------------------------------------
EQUITY INCOME FUND          PORTFOLIO OF INVESTMENTS                8/31/2003
                                   CONTINUED
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Food, Beverage & Tobacco (3.81%)
Fortune Brands Inc.                                       1,300    $     73,320
RJ Reynolds Tobacco Hldgs                                 1,300          44,395
Simon Property Group Inc.                                 1,600          68,336
Tyson Foods, Inc. Cl. A                                  11,300         126,560
Vornado Realty Trust                                      1,300          61,295
                                                                   ------------
                                                                        373,906
                                                                   ------------
Hospital Supply & Service (0.55%)
Omnicare, Inc.                                            1,600          54,240

Liquor (1.10%)
Anheuser-Busch Companies Inc.                             2,100         108,234
                                                                   ------------
Total Consumer Non-Durable                                            1,513,145
                                                                   ------------
Energy (12.42%)
Energy Raw Materials (0.55%)
Baker Hughes Inc.                                         1,600          53,536

Miscellaneous (0.50%)
Valero Energy Corp.                                       1,252          49,329

Oil & Gas - Domestic (4.33%)
Apache Corp.                                              1,450         100,021
ConocoPhillips                                            4,291         239,609
Devon Energy Corporation                                  1,642          84,974
                                                                   ------------
                                                                        424,604
                                                                   ------------
Oil & Gas - International (5.89%)
ChevronTexaco Corp.                                       2,400         174,888
Exxon Mobil Corp.                                         9,380         353,626
GlobalSantaFe Corp                                        2,000          49,600
                                                                   ------------
                                                                        578,114
                                                                   ------------
Oil & Gas - Service (1.15%)
Ensco Intl., Inc.                                         2,400          67,080
Tidewater, Inc.                                           1,600          45,952
                                                                   ------------
                                                                        113,032
                                                                   ------------
Total Energy                                                          1,218,615
                                                                   ------------

Manufacturing (6.57%)
Building & Housing (1.77%)
Lennar Corp.                                              1,300          87,425
Pulte Corp.                                               1,300          86,528
                                                                   ------------
                                                                        173,953
                                                                   ------------
Chemical (1.24%)
Praxair Inc.                                              1,300          82,966
Sherwin-Williams Co.                                      1,300          39,104
                                                                   ------------
                                                                        122,070
                                                                   ------------
Consumer Durable (1.42%)
Coach Inc.*                                               1,600    $     92,864
Leggett & Platt Inc.                                      2,000          46,320
                                                                   ------------
                                                                        139,184
                                                                   ------------
Non Ferrous Metal (1.17%)
Alcoa Inc.                                                4,000         114,240

Paper & Forest Product (0.97%)
Plum Creek Timber Co. Inc. (REIT)                         3,640          95,186
                                                                   ------------
Total Manufacturing                                                     644,633
                                                                   ------------
Service (3.15%)
Business (0.69%)
Moody's Corp.                                             1,300          67,418

Consumer (2.46%)
First Data Corp.                                          6,300         241,920
                                                                   ------------
Total Service                                                           309,338
                                                                   ------------
Technology (4.03%)
Electronic (0.81%)
Hewlett-Packard Co.                                       4,000          79,680

Office Equipment (0.65%)
Diebold                                                   1,300          63,570

Software (1.93%)
Microsoft Corp.                                           4,200         111,384
Reynolds & Reynolds Class A                               2,700          78,435
                                                                   ------------
                                                                        189,819
                                                                   ------------
Business - Mechanics & Software (0.64%)
Pitney Bowes Inc.                                         1,600          62,400
                                                                   ------------
Total Technology                                                        395,469
                                                                   ------------
Utility (4.63%)
Electric (0.56%)
Cinergy Corp.                                             1,600          54,752

Energy (2.35%)
Dominion Resources Inc/Va                                   850          51,493
Entergy Corp.                                             1,300          68,185
Exelon Corp.                                              1,100          64,790
Progress Energy Inc.                                      1,150          46,564
                                                                   ------------
                                                                        231,032
                                                                   ------------
Telephone (1.72%)
SBC Communications Inc.                                   7,500         168,673
                                                                   ------------
Total Utility                                                           454,457
                                                                   ------------
Total Common Stock (Cost $7,026,569)                                  8,485,483
                                                                   ------------
     Par Value
     ---------
Short-Term Investments (13.34%)
     $    100,000   United States Treasury Bills  09/18/03 (b)           99,960
          400,000   United States Treasury Bills  11/13/03 (b)          399,246
          405,401   First American Prime Obligation Fund                405,401
          405,401   First American Government Obligation Fund           405,401
                                                                   ------------
                    Total Short-Term Investments (Cost $1,310,008)    1,310,008
                                                                   ------------
                    Total Investments (Cost $8,336,576)
                       (a) (99.77%)                                   9,795,491
                    Other Net Assets (0.23%)                             22,342
                                                                   ------------
                       Net Assets (100.00%)                        $  9,817,833
                                                                   ============
*    Non- Income Producing Security

(a) Aggregate cost for federal income tax purposes is $8,336,576 At August 31, 2003, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                       Unrealized appreciation                     $  1,539,470
                       Unrealized depreciation                          (80,555)
                                                                   ------------
                       Net unrealized appreciation                 $  1,458,915
                                                                   ============

(b At August 31, 2003, certain United States Treasury Bills with a market value of $99,960 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2003: (Contracts-$250 times premium/ delivery month/commitment)
                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                    S&P 500 Index:
                    5/Sept 03/Long                                 $     24,905
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EUROPEAN GROWTH &           PORTFOLIO OF INVESTMENTS                8/31/2003
   INCOME FUND
COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (91.66%)
Banking & Financial Service (30.18%)
Bank & Bank Holding Company (14.84%)
ABN Amro Holding NV  ADR                                  1,938    $     34,186
Banco Bilbao Vizcaya Argentaria SA  ADR                   4,130          44,398
Banco Santander Central Hispano SA  ADR                   6,300          54,054
Barclays Plc  ADR                                         4,340         128,377
Credit Suisse Group  ADR                                  1,720          54,128
ING Groep NV  ADR                                         2,458          48,496
Deutsche Bank AG  ADR                                       770          44,845
UBS AG  ADR                                               1,670          90,815
                                                                   ------------
                                                                        499,299
                                                                   ------------
Finance Company (5.35%)
HSBC Holdings Plc  ADR                                    2,800         180,096

Financial Service (4.38%)
Allianz AG  ADR                                           4,240          37,863
BNP Paribas  ADR                                          2,330          58,043
Lloyds TSB Group Plc  ADR                                 1,950          51,539
                                                                   ------------
                                                                        147,445
                                                                   ------------
Insurance (5.04%)
Aegon NV  ADR                                             1,814          22,602
Axa  ADR                                                  3,345          59,474
Royal & Sun Alliance Insurance Group  ADR                 1,250          13,813
Swiss Reinsurance  ADR                                      615          37,764
Vivendi Universal  ADR*                                   1,412          23,863
Zurich Financial Services AG  ADR                           930          11,953
                                                                   ------------
                                                                        169,469
                                                                   ------------
Investment (0.57%)
Prudential Plc  ADR                                       1,359          19,026
                                                                   ------------
Total Banking & Financial Service                                     1,015,335
                                                                   ------------
Consumer Cylical (1.33%)
Auto & Truck (1.33%)
DaimlerChrysler AG  ADR                                   1,170          44,729
                                                                   ------------
Total Consumer Cylical                                                   44,729
                                                                   ------------
Consumer Non-Durable (22.39%)
Communications & Media (0.38%)
Telefonaktiebolaget LM Ericsson*                            826          12,786

Consumer Product (1.20%)
Unilever NV  ADR                                            720          40,306

Cosmetic & Soap (0.88%)
L'OREAL  ADR                                              2,140          29,745

Drugs (13.56%)
AstraZeneca Plc  ADR                                      2,110          83,662
Glaxo SmithKline Plc  ADR                                 3,983         154,660
Novartis  ADR                                             3,690         136,419
Roche Holding AG  ADR                                     1,065          81,555
                                                                   ------------
                                                                        456,296
                                                                   ------------
Food, Beverage & Tobacco (3.42%)
Nestle SA  ADR                                            2,110    $    114,875

Retail - Food & Drugs (2.95%)
Diageo Plc  ADR                                           1,170          51,176
Koninklijke Ahold NV  ADR                                 5,172          48,100
                                                                   ------------
                                                                         99,276
                                                                   ------------
Total Consumer Non-Durable                                              753,284
                                                                   ------------
Energy (17.94%)
Miscellaneous (4.28%)
Total Fina Elf SA  ADR                                    1,870         144,009

Oil & Gas - International (11.89%)
BP Amoco Plc  ADR                                         4,865         202,963
Royal Dutch Petroleum Company  ADR                        2,610         117,111
Shell Transport & Trading Co.  ADR                        2,075          79,763
                                                                   ------------
                                                                        399,837
                                                                   ------------
Oil & Gas - Service (1.77%)
ENI-Ente Nazionale Idrocarburi SpA  ADR                     780          59,584
                                                                   ------------
Total Energy                                                            603,430
                                                                   ------------
Manufacturing (2.77%)
Chemical (0.60%)
Bayer AG  ADR                                               940          20,332

Diversified (2.17%)
Siemens AG  ADR                                           1,170          72,868
                                                                   ------------
Total Manufacturing                                                      93,200
                                                                   ------------
Technology (6.71%)
Electronic (1.15%)
Koninklijke Philips Electronics NV  ADR                   1,590          38,796

Telecommunication (5.56%)
Deutsche Telekom  ADR*                                    3,300          47,322
Nokia OYJ  ADR                                            6,095          99,288
Telecom Italia SpA*                                       1,716          40,498
                                                                   ------------
                                                                        187,108
                                                                   ------------
Total Technology                                                        225,904
                                                                   ------------
Utility (10.34%)
Electric (1.31%)
E.ON AG  ADR                                                850          44,149

Telephone (8.44%)
Alcatel SA  ADR*                                          1,200          13,068
BT Group PLC  ADR                                         1,190          34,927
Telefonica SA  ADR*                                       2,124          75,402
Vodafone Group PLC  ADR                                   8,770         160,491
                                                                   ------------
                                                                        283,888
                                                                   ------------
Water (0.59%)
Suez SA  ADR                                              1,250          19,963
                                                                   ------------
Total Utility                                                           348,000
                                                                   ------------
Total Common Stock (Cost $3,800,412)                                  3,083,882
                                                                   ------------
     Par Value
     ---------
Short-Term Investments (7.89%)

     $    132,766   First American Government Obligation Fund           132,766
          132,766   First American Prime Obligation Fund                132,766
                                                                   ------------
                    Total Short-Term Investments (Cost $265,532)        265,532
                                                                   ------------
                    Total Investments (Cost $4,065,943)
                       (a) (99.55%)                                   3,349,414
                    Other Net Assets (0.45%)                             14,984
                                                                   ------------
                    Net Assets (100.00%)                           $  3,364,398
                                                                   ============
*    Non-Income Producing Security
**   Unsponsored ADR
     ADR - American Depository Receipts

(a) Aggregate cost for federal income tax purposes is $4,065,943. At August 31, 2003, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                       Unrealized appreciation                     $     66,616
                       Unrealized depreciation                         (783,145)
                                                                   ------------
                          Net unrealized depreciation              $   (716,529)
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
NASDAQ-100 INDEX FUND       PORTFOLIO OF INVESTMENTS                8/31/2003

COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Common Stock (90.52%)
Capital Good (0.25%)
Molex Inc.                                                1,272    $     37,359
                                                                   ------------
Total Capital Good                                                       37,359
                                                                   ------------
Consumer Cyclical (4.30%)
Bed Bath & Beyond Inc.*                                   5,128         221,171
Costco Wholesale Corp.*                                   3,108         100,233
Dollar Tree Stores Inc.*                                  1,422          55,771
Fastenal Co.                                                938          37,923
Gentex Corp.*                                             1,025          38,448
Paccar Inc.                                               1,683         143,678
Petsmart Inc.*                                            1,805          43,140
                                                                   ------------
Total Consumer Cyclical                                                 640,364
                                                                   ------------
Consumer Non-Durable (16.73%)
Biomet Inc.                                               4,494         133,607
Cintas Group                                              2,657         106,067
Comcast Corp.*                                           12,247         364,471
Dentsply Intl., Inc.                                        977          42,744
Echostar Communications Corp.*                            3,253         120,524
Ericsson (LM) Tel - SP ADR*                               1,589          24,598
Express Scripts, Inc.*                                      903          58,523
First Health Group Corp.*                                 1,283          33,640
Gilead Services, Inc.*                                    2,553         170,055
Human Genome Sciences Inc.*                               1,661          23,786
Idec Pharmaceuticals Corp.*                               2,179          75,655
InterActiveCorp.*                                         7,939         293,664
Lincare Holdings Inc.*                                    1,307          45,222
Medimmune, Inc.*                                          3,491         121,138
Millinium Pharmeceuticals*                                4,219          58,686
PanAmSat Corp.*                                           2,612          41,296
Patterson Dental Co.*                                       842          45,796
Paychex Inc.                                              4,615         166,325
Henry Schein Inc.*                                          531          30,655
Staples Inc.*                                             4,226         104,467
Starbucks Corp.*                                          7,022         199,355
Teva Pharmaceutical Industries Ltd.                       2,502         146,717
Whole Foods Market, Inc.*                                   754          40,905
Ross Store, Inc.                                            983          49,415
                                                                   ------------
Total Consumer Non-Durable                                            2,497,311
                                                                   ------------
Energy (0.20%)
Patterson-UTI Energy Inc.*                                1,070          31,929
                                                                   ------------
Total Energy                                                             31,929
                                                                   ------------
Manufacturing (6.47%)
Applied Materials Inc.*                                  11,077         239,596
CDW Corp.*                                                1,126          58,113
Citrix Systems Inc.*                                      2,539          52,278
Comverse Technology Inc.*                                 2,528          41,484
Dell Inc.*                                               12,213         398,388
Novellus Systems Inc.*                                    1,975          78,921
Sigma-Aldrich                                               880          48,171
Smurfit-Stone Container Corp.*                            3,108          49,044
                                                                   ------------
Total Manufacturing                                                     965,995
                                                                   ------------
Service (2.65%)
Apollo Group Inc.*                                        2,286         146,464
Fiserv, Inc.*                                             3,118         121,010
Lamar Advertising Co.*                                    1,062          35,481
Mercury Interactive Corp.*                                1,174          51,456
Monster Worldwide Inc.*                                   1,551          42,249
                                                                   ------------
Total Service                                                           396,660
                                                                   ------------

Technology (59.09%)
ADC Telecommunications Inc.*                             12,931    $     32,845
Adobe Systems Inc                                         2,935         114,230
Altera Corp.*                                             6,962         156,018
Amazon.com, Inc.*                                         3,363         155,774
American Power Conversion                                 2,545          45,606
Amgen Inc.*                                               7,775         512,684
Apple Computer Inc.*                                      6,593         149,134
BEA Systems Inc.*                                         4,800          65,040
Biogen Inc.*                                              2,359          93,086
Broadcom Corp.*                                           2,458          67,030
Brocade Communications System*                            3,372          19,018
Cephalon, Inc.*                                             656          29,094
Chiron Corp.*                                             3,367         171,212
Ciena Corp.*                                              7,196          46,774
Cisco Systems Inc.*                                      32,340         618,988
Compuware Corp.*                                          3,026          18,217
Ebay, Inc.*                                               6,120         339,109
Electronic Arts*                                          1,897         170,256
Genzyme Corp.*                                            3,503         165,096
Icos Corp.*                                                 783          30,459
Intel Corp.                                              29,616         846,721
Intuit Inc.*                                              3,342         151,961
Invitrogen Corp*                                            607          35,127
JDS Uniphase Corp.*                                      20,747          71,577
Juniper Networks Inc.*                                    3,206          55,175
Kla-Tencor Corp.*                                         2,984         177,399
Linear Technology Corp.                                   5,405         222,902
Maxim Integrated Products                                 5,865         263,397
Microchip Tech                                            2,189          61,314
Network Appliance Inc.*                                   4,567         102,118
Nextel Communications Inc.*                              16,532         319,564
Nvidia Corp.*                                             2,220          40,337
Oracle Corporation*                                      28,279         362,820
Peoplesoft Inc.*                                          5,786         104,437
Pixar Inc.*                                                 697          50,763
Qlogic Corp.*                                             1,237          60,687
Qualcomm Inc.                                            12,327         509,475
RF Micro Devices Inc.*                                    2,704          23,876
Samina - SCI Corp.*                                       7,021          63,259
Siebel Systems Inc*                                       7,414          74,881
Sun Microsystems Inc.*                                   18,106          70,613
Symantec Corp.*                                           1,996         114,610
Synopsys, Inc.*                                             884          60,298
Tellabs Inc.*                                             3,037          19,710
Veritas Software Corp.*                                   5,500         189,860
VeriSign Inc.*                                            2,915          43,638
Xilinx Inc.*                                              5,790         178,795
Yahoo Inc*                                                3,745         125,083
Check Point Software Technologies*                        3,140          54,856
Flextronics International Ltd.*                           7,316          98,620
Microsoft Corp.                                          47,771       1,266,887
                                                                   ------------
Total Technology                                                      8,820,430
                                                                   ------------
Transportation (0.83%)
C.H. Robinson Worldwide,  Inc.                            1,077          40,829
Expeditors  International Washington Inc.                 1,327          49,962
Ryanair Holdings plc*                                       784          33,152
                                                                   ------------
Total Transportation                                                    123,943
                                                                   ------------
Total Common Stock (Cost $20,254,035)                                13,513,991
                                                                   ------------

--------------------------------------------------------------------------------
NASDAQ-100 INDEX FUND       PORTFOLIO OF INVESTMENTS                8/31/2003

COMPANY                                                  SHARES   VALUE (NOTE 1)
--------------------------------------------------------------------------------
Short-Term Investments (9.05%)
     $    400,000   United States Treasury Bills  09/18/03 (b)     $    399,839
          475,214   First American Prime Obligation Fund                475,214
          475,214   First American Government Obligation Fund           475,214
                                                                   ------------
                    Total Short-Term Investments (Cost $1,350,267)    1,350,267
                                                                   ------------
                    Total Investments (Cost $21,604,302)
                       (a) (99.57%)                                  14,864,258
                    Other Net Assets (0.43%)                             63,802
                                                                   ------------
                       Net Assets (100.00%)                        $ 14,928,060
                                                                   ============
*    Non- Income Producing Security
ADR- American Depository Receipts.

(a) Aggregate cost for federal income tax purposes is $21,604,302. At August 31, 2003, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                       Unrealized appreciation                     $  1,069,922
                       Unrealized depreciation                       (7,809,966)
                                                                   ------------
                          Net unrealized depreciation              $ (6,740,044)
                                                                   ============

(b) At August 31, 2003, certain United States Treasury Bills with a market value of $199,894 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at August 31, 2003: (Contracts-$100 times premium/ delivery month/commitment)
                                                                    UNREALIZED
                                                                   APPRECIATION
                                                                  (DEPRECIATION)
                       Nasdaq 100 Futures:
                       10/Sept 03/Long                             $     59,360
                                                                   ============

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
                                AUGUST 31, 2003

--------------------------------------------------------------------------------

                                                                                CALIFORNIA
                                                              CALIFORNIA TAX-     INSURED   CALIFORNIA TAX-     U.S.
                                                                FREE MONEY     INTERMEDIATE   FREE INCOME    GOVERNMENT
                                                                MARKET FUND        FUND          FUND      SECURITIES FUND
                                                                ----------------------------------------------------------
ASSETS
   Investments at market value (identified cost $ 88,811,505,
   $ 26,914,066, $ 156,016,341, $ 31,233,171, $40,634,693
   and $ 21,288,243 respectively)(Note 1)                       $ 88,811,505   $ 27,609,301   $170,813,877   $ 31,333,066
   Cash                                                               77,461         71,010         40,959         95,674
   Interest receivable                                                84,432        282,319      1,917,260        185,366
   Receivable for fund shares sold                                   208,821             55         16,657          3,650
                                                                ---------------------------------------------------------
      Total Assets                                                89,182,219     27,962,685    172,788,753     31,617,756
                                                                ---------------------------------------------------------
LIABILITIES
   Payable for fund shares repurchased                               335,925         25,921         75,364          2,377
   Payable to Investment Advisor                                      25,706          9,077         71,066         10,934
   Accrued expenses                                                   16,511          5,028         25,742          6,624
   Distributions payable                                                 271         16,915        128,168         12,400
                                                                ---------------------------------------------------------
      Total Liabilities                                              378,413         56,941        300,340         32,335
                                                                ---------------------------------------------------------
NET ASSETS:
   (Applicable to 88,870,435, 2,583,964, 13,623,696,
   2,990,886, 40,628,945 and 2,125,977  shares of beneficial
   interest with no par value, unlimited number of shares
   authorized)                                                  $ 88,803,806   $ 27,905,744   $172,488,413   $ 31,585,421
                                                                =========================================================
PRICING OF SHARES:
 Net asset value, offering and redemption price per share
   $ 88,803,806 / 88,870,435 shares                             $       1.00
                                                                ============
   $ 27,905,744 / 2,583,964 shares                                             $      10.80
                                                                               ============
   $ 172 ,488,413 / 13,623,696 shares                                                         $      12.66
                                                                                              ============
   $ 31,585,421 / 2,990,886 shares                                                                           $      10.56
                                                                                                             ============
   $ 40,634,510 / 40,628,945 shares

   $ 21,500,381 / 2,125,977 shares

   Net Assets at August 31, 2003 consist of:
   Paid-in capital                                              $ 88,821,905   $ 27,122,051   $156,060,267   $ 31,277,999
   Undistributed net investment income                                    --         21,325        506,382             --
   Accumulated net realized gains(losses)                            (18,099)        67,133      1,124,228        207,527
   Unrealized appreciation (depreciation) of investments                  --        695,235     14,797,536         99,895
                                                                ---------------------------------------------------------
                                                                $ 88,803,806   $ 27,905,744   $172,488,413   $ 31,585,421
                                                                =========================================================

                                                                 THE UNITED   SHORT-TERM U.S
                                                              STATES TREASURY   GOVERNMENT
                                                                   TRUST         BOND FUND
                                                                ---------------------------
ASSETS
   Investments at market value (identified cost $ 88,811,505,
   $ 26,914,066, $ 156,016,341, $ 31,233,171, $40,634,693
   and $ 21,288,243 respectively)(Note 1)                       $ 40,634,693   $ 21,279,044
   Cash                                                                6,368         52,725
   Interest receivable                                                    --        179,366
   Receivable for fund shares sold                                    11,788            448
                                                                ---------------------------
      Total Assets                                                40,652,849     21,511,583
                                                                ---------------------------
LIABILITIES
   Payable for fund shares repurchased                                    --             --
   Payable to Investment Advisor                                       7,276          5,541
   Accrued expenses                                                   11,063          4,835
   Distributions payable                                                  --            826
                                                                ---------------------------
      Total Liabilities                                               18,339         11,202
                                                                ---------------------------
NET ASSETS:
   (Applicable to 88,870,435, 2,583,964, 13,623,696,
   2,990,886, 40,628,945 and 2,125,977  shares of beneficial
   interest with no par value, unlimited number of shares
   authorized)                                                  $ 40,634,510   $ 21,500,381
                                                                ===========================
PRICING OF SHARES:
 Net asset value, offering and redemption price per share
   $ 88,803,806 / 88,870,435 shares

   $ 27,905,744 / 2,583,964 shares

   $ 172 ,488,413 / 13,623,696 shares

   $ 31,585,421 / 2,990,886 shares

   $ 40,634,510 / 40,628,945 shares                             $       1.00
                                                                ============
   $ 21,500,381 / 2,125,977 shares                                             $      10.11
                                                                               ============
   Net Assets at August 31, 2003 consist of:
   Paid-in capital                                              $ 40,629,129   $ 21,502,952
   Undistributed net investment income                                    --          1,689
   Accumulated net realized gains(losses)                              5,381          4,939
   Unrealized appreciation (depreciation) of investments                  --         (9,199)
                                                                ---------------------------
                                                                $ 40,634,510   $ 21,500,381
                                                                ===========================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
                                AUGUST 31, 2003

--------------------------------------------------------------------------------

                                                               S&P 500 INDEX    S&P MIDCAP    S&P SMALLCAP  EQUITY INCOME
                                                                    FUND        INDEX FUND     INDEX FUND         FUND
                                                                 ---------------------------------------------------------
ASSETS
   Investments at market value (identified cost $94,562,921,
   $ 89,830,261, $ 15,805,913, $ 8,336,576, $ 4,065,943,
   and $ 21,604,302 respectively)(Note 1)                       $ 98,082,717   $103,617,705   $ 18,518,927   $  9,795,491
   Cash                                                                  700             --             --          1,274
   Interest receivable                                                 1,084          1,747            427             --
   Dividends receivable                                              150,754         85,432          8,642         16,684
   Receivable for fund shares sold                                    38,563         94,764          6,154          1,918
   Receivable for investments sold                                        --             --          1,511             --
   Variation margin receivable                                        23,660         23,740          6,936          8,125
                                                                ---------------------------------------------------------
      Total Assets                                                98,297,478    103,823,388     18,542,597      9,823,492
                                                                ---------------------------------------------------------
LIABILITIES
   Payable for fund shares repurchased                                 3,036          5,185          3,159             --
   Cash Overdraft                                                         --             --             --             --
   Payable to Investment Advisor                                      12,431         30,766          5,754          2,822
   Accrued expenses                                                   17,986         16,428          7,962          2,837
                                                                ---------------------------------------------------------
      Total Liabilities                                               33,453         52,379         16,875          5,659
                                                                ---------------------------------------------------------
NET ASSETS:
   (Applicable to 4,827,304; 6,100,787; 1,316,938;
   796,621; 544,527 and 4,383,126 shares of beneficial
   interest with no par value, unlimited number of shares
   authorized)                                                  $ 98,264,025   $103,771,009   $ 18,525,722   $  9,817,833
                                                                =========================================================
PRICING OF SHARES:
 Net asset value, offering and redemption price per share
   $ 98,264,025 / 4,827,304 shares                              $      20.36
                                                                ============
   $ 103,771,009 / 6,100,787 shares                                            $      17.01
                                                                               ============
   $ 18,525,722 / 1,316,938 shares                                                            $      14.07
                                                                                              ============
   $ 9,817,833 / 796,621 shares                                                                              $      12.32
                                                                                                             ============
   $ 3,364,398 / 544,527 shares

   $ 14,928,060 / 4,383,126 shares

   Net Assets at August 31, 2003 consist of:
   Paid-in capital                                              $104,776,966   $ 93,561,950   $ 15,818,143   $  9,330,401
   Undistributed net investment income                               232,243        118,445          6,579         26,588
   Accumulated net realized losses                               (10,331,197)    (3,846,647)       (41,039)    (1,022,976)
   Unrealized appreciation (depreciation) of investments           3,519,796     13,787,444      2,713,014      1,458,915
   Unrealized appreciation of futures contracts                       66,217        149,817         29,025         24,905
                                                                ---------------------------------------------------------
                                                                $ 98,264,025   $103,771,009   $ 18,525,722   $  9,817,833
                                                                =========================================================

                                                                  EUROPEAN
                                                                  GROWTH &      NASDAQ-100
                                                                 INCOME FUND    INDEX FUND
                                                                ---------------------------
ASSETS
   Investments at market value (identified cost $94,562,921,
   $ 89,830,261, $ 15,805,913, $ 8,336,576, $ 4,065,943,
   and $ 21,604,302 respectively)(Note 1)                       $  3,349,414   $ 14,864,258
   Cash                                                                   77             --
   Interest receivable                                                   138            576
   Dividends receivable                                               16,105          2,761
   Receivable for fund shares sold                                     2,603         96,022
   Receivable for investments sold                                        --             --
   Variation margin receivable                                            --         10,500
                                                                ---------------------------
      Total Assets                                                 3,368,337     14,974,117
                                                                ---------------------------
LIABILITIES
   Payable for fund shares repurchased                                   653            825
   Cash Overdraft                                                         --         36,248
   Payable to Investment Advisor                                         516          3,726
   Accrued expenses                                                    2,770          5,258
                                                                ---------------------------
      Total Liabilities                                                3,939         46,057
                                                                ---------------------------
NET ASSETS:
   (Applicable to 4,827,304; 6,100,787; 1,316,938;
   796,621; 544,527 and 4,383,126 shares of beneficial
   interest with no par value, unlimited number of shares
   authorized)                                                  $  3,364,398   $ 14,928,060
                                                                ===========================
PRICING OF SHARES:
 Net asset value, offering and redemption price per share
   $ 98,264,025 / 4,827,304 shares

   $ 103,771,009 / 6,100,787 shares

   $ 18,525,722 / 1,316,938 shares

   $ 9,817,833 / 796,621 shares

   $ 3,364,398 / 544,527 shares                                 $       6.18
                                                                ============
   $ 14,928,060 / 4,383,126 shares                                             $       3.41
                                                                               ============
   Net Assets at August 31, 2003 consist of:
   Paid-in capital                                              $  4,266,977   $ 29,599,710
   Undistributed net investment income                                13,090             --
   Accumulated net realized losses                                  (199,140)    (7,990,966)
   Unrealized appreciation (depreciation) of investments            (716,529)    (6,740,044)
   Unrealized appreciation of futures contracts                           --         59,360
                                                                ---------------------------
                                                                $  3,364,398   $ 14,928,060
                                                                ===========================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2003

--------------------------------------------------------------------------------

                                                                 CALIFORNIA                                              SHORT-TERM
                                                CALIFORNIA TAX-   INSURED    CALIFORNIA TAX-   U.S.        THE UNITED       U.S.
                                                  FREE MONEY    INTERMEDIATE  FREE INCOME   GOVERNMENT   STATES TREASURY GOVERNMENT
                                                  MARKET FUND       FUND         FUND     SECURITIES FUND     TRUST      BOND FUND
                                                  ---------------------------------------------------------------------------------
Investment Income
   Interest income                                $ 1,035,748   $   995,525   $ 8,517,184   $ 1,282,000   $   561,951   $   294,646
                                                  ---------------------------------------------------------------------------------
Expenses
   Management fees (Note 2)                           458,419       140,752       917,528       163,245       224,427        68,389
   Transfer agent fees                                 36,152        15,484        69,423        19,565        23,320        13,099
   Accounting services                                 60,753        22,459       106,760        25,424        34,453        13,267
   Custodian fees                                      10,132         3,095        17,271         5,430         5,032         2,355
   Legal and audit fees                                20,127         8,948        35,879         9,788        13,383         7,159
   Trustees fees                                        6,044         5,972         5,925         1,994         1,999         2,050
   Insurance                                            2,920           835         1,358           998         1,500           339
   Printing                                             2,722           906         6,471         2,412         2,321           813
   Registration & dues                                  2,015           901         5,228         4,533         5,915         2,210
                                                  ---------------------------------------------------------------------------------
      Total Expenses                                  599,284       199,352     1,165,843       233,389       312,350       109,681
         Less reimbursement from manager (Note 2)    (208,650)      (36,966)           --       (21,171)     (121,619)      (43,113)
                                                  ---------------------------------------------------------------------------------
      Net Expenses                                    390,634       162,386     1,165,843       212,218       190,731        66,568
                                                  ---------------------------------------------------------------------------------
         Net Investment Income                        645,114       833,139     7,351,341     1,069,782       371,220       228,078
                                                  ---------------------------------------------------------------------------------

Realized and Unrealized Gain
   (Loss) on Investments
   Net realized gain (loss)
      from security transactions                       (3,258)      425,965     1,649,847       946,601         5,486        33,884
   Change in unrealized appreciation
      of investments                                       --      (972,397)   (6,385,442)   (1,176,844)           --      (133,119)
                                                  ---------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
      investments                                      (3,258)     (546,432)   (4,735,595)     (230,243)        5,486       (99,235)
                                                  ---------------------------------------------------------------------------------
   Net increase in net assets resulting from
      Operations                                  $   641,856   $   286,707   $ 2,615,746   $   839,539   $   376,706   $   128,843
                                                  =================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2003

--------------------------------------------------------------------------------

                                                                                                           EUROPEAN
                                                 S&P 500 INDEX   S&P MIDCAP   S&P SMALLCAP  EQUITY INCOME  GROWTH &      NASDAQ-100
                                                      FUND       INDEX FUND    INDEX FUND       FUND      INCOME FUND    INDEX FUND
                                                  ---------------------------------------------------------------------------------
Investment Income
   Interest income                                $    24,494   $    52,556   $     7,872   $    24,015   $     2,503   $     9,288
   Dividend income                                  1,576,381     1,075,878       140,087       159,227        73,559        16,671
                                                  ---------------------------------------------------------------------------------
      Total                                         1,600,875     1,128,434       147,959       183,242        76,062        25,959
                                                  ---------------------------------------------------------------------------------
Expenses
   Management fees (Note 2)                           222,782       365,329        76,889        41,857        22,952        52,622
   Transfer agent fees                                 42,964        38,720        19,273        12,644        11,079        19,937
   Accounting services                                 58,715        60,012        14,386         9,851         6,864        12,143
   Custodian fees                                      10,456         8,163         5,624         1,701         3,433         4,094
   Legal and audit fees                                23,739        18,694         7,348         6,437         5,425         6,847
   Trustees fees                                        2,008         2,012         2,014         2,009         1,991         2,023
   Insurance                                            3,608         2,925           504           251            82           304
   Printing                                             9,160         8,171         2,810         1,411         1,108         3,454
   Registration & dues                                  7,703        11,920         5,056         3,629           653         3,491
   Licensing fee                                       13,636        10,173         1,612            --            --         5,161
                                                  ---------------------------------------------------------------------------------
      Total Expenses                                  394,771       526,119       135,516        79,790        53,587       110,076
         Less reimbursement from manager (Note 2)    (174,605)     (106,542)      (35,560)      (12,819)      (27,935)      (41,697)
                                                  ---------------------------------------------------------------------------------
      Net Expenses                                    220,166       419,577        99,956        66,971        25,652        68,379
                                                  ---------------------------------------------------------------------------------
         Net Investment Income (loss)               1,380,709       708,857        48,003       116,271        50,410       (42,420)
                                                  ---------------------------------------------------------------------------------

Realized and Unrealized Gain
   (Loss) on Investments
   Net realized gain (loss)
      from security  transactions                   1,782,303        54,162      (223,115)     (167,786)        1,828    (2,137,456)
   Net realized gain (loss)
      from futures contracts                          285,526      (338,584)      151,045        69,886            --       171,730
   Change in unrealized appreciation
      (depreciation) of investments                 6,973,080    14,003,959     3,313,167       884,219       172,978     5,700,746
   Change in unrealized gain (loss)
      of futures contracts                            107,430       233,046        49,213       (20,831)           --        59,194
                                                  ---------------------------------------------------------------------------------
   Net realized and unrealized gain on
      investments                                   9,148,339    13,952,583     3,290,310       765,488       174,806     3,794,214
                                                  ---------------------------------------------------------------------------------
   Net increase in net assets resulting from
      operations                                  $10,529,048   $14,661,440   $ 3,338,313   $   881,759   $   225,216   $ 3,751,794
                                                  =================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                CALIFORNIA TAX-FREE            CALIFORNIA INSURED           CALIFORNIA TAX-FREE
                                                  MONEY MARKET FUND             INTERMEDIATE FUND               INCOME FUND
                                            ---------------------------   ---------------------------   ---------------------------
                                             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,
                                                2003           2002           2003           2002           2003           2002
                                            ---------------------------------------------------------------------------------------
Operations
   Net investment income                    $    645,114   $  1,164,353   $    833,139   $    884,604   $  7,351,341   $  8,127,685
   Net realized gain (loss) on investments        (3,258)            --        425,965        334,245      1,649,847      2,155,581
   Change in unrealized
      appreciation of investments                     --             --       (972,397)       289,763     (6,385,442)       943,525
                                            ---------------------------------------------------------------------------------------
   Net increase in net assets resulting
      from operations                            641,856      1,164,353        286,707      1,508,612      2,615,746     11,226,791
   Undistributed investment income
      included in price of shares sold
      and repurchased                                 --             --           (456)         7,021        (65,722)        18,559

Distributions to Shareholders
   Distributions from net investment
      income                                    (645,114)    (1,164,353)      (830,980)      (883,953)    (7,287,147)    (8,024,995)
   Distributions from realized capital
      gains on investments                            --             --       (511,265)      (303,017)    (2,384,618)    (1,633,202)

Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share
      transactions                            (4,563,940)    (6,149,358)     1,856,531      3,827,866    (27,298,506)     4,035,715
                                            ---------------------------------------------------------------------------------------
   Total increase (decrease)                  (4,567,198)    (6,149,358)       800,537      4,156,529    (34,420,247)     5,622,868

Net Assets
   Beginning of year                          93,371,004     99,520,362     27,105,207     22,948,678    206,908,660    201,285,792
                                            ---------------------------------------------------------------------------------------
   End of year                              $ 88,803,806   $ 93,371,004   $ 27,905,744   $ 27,105,207   $172,488,413   $206,908,660
                                            =======================================================================================
   Including undistributed net
   investment income of:                    $         --   $         --   $     21,325   $     19,166   $    506,382   $    442,188
                                            =======================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                  U.S. GOVERNMENT             THE UNITED STATES                SHORT-TERM U.S.
                                                  SECURITIES FUND               TREASURY TRUST              GOVERNMENT BOND FUND
                                            ---------------------------   ---------------------------   ---------------------------
                                             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,
                                                2003           2002           2003           2002           2003           2002
                                            ---------------------------------------------------------------------------------------
Operations
   Net investment income                    $  1,069,782   $  1,386,295   $    371,220   $    920,094   $    228,078   $    320,180
   Net realized gain on investments              946,601        360,470          5,486         11,358         33,884        110,120
   Change in unrealized
      appreciation of investments             (1,176,844)       197,330             --             --       (133,119)        (6,627)
                                            ---------------------------------------------------------------------------------------
   Net increase in net assets resulting
      from operations                            839,539      1,944,095        376,706        931,452        128,843        423,673
   Undistributed investment income
      included in price of shares sold
      and repurchased                             (4,381)        12,315             --             --          5,482         (7,175)

Distributions to Shareholders
   Distributions from net investment
      income                                  (1,332,875)    (1,651,229)      (371,220)      (920,149)      (227,749)      (318,820)
   Distributions from realized capital
      gains on investments                            --       (382,541)        (7,280)       (13,608)            --       (165,875)

Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share
      transactions                            (1,191,709)     6,087,346    (10,376,732)    (8,744,503)    10,651,423       (612,838)
                                            ---------------------------------------------------------------------------------------
   Total increase (decrease)                  (1,689,426)     6,009,986    (10,378,526)    (8,746,808)    10,557,999       (681,035)

Net Assets
   Beginning of year                          33,274,847     27,264,861     51,013,036     59,759,844     10,942,382     11,623,417
                                            ---------------------------------------------------------------------------------------
   End of year                              $ 31,585,421   $ 33,274,847   $ 40,634,510   $ 51,013,036   $ 21,500,381   $ 10,942,382
                                            =======================================================================================
   Including undistributed net
   investment income of:                    $         --   $      8,988   $         --   $         --   $      1,689   $      1,360
                                            =======================================================================================

*    Commencement of operations

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                     S&P 500                      S&P MIDCAP                   S&P SMALLCAP
                                                    INDEX FUND                    INDEX FUND                    INDEX FUND
                                            ---------------------------   ---------------------------   ---------------------------
                                             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,
                                                2003           2002           2003           2002           2003           2002
                                            ---------------------------------------------------------------------------------------
Operations
   Net investment income                    $  1,380,709   $  1,797,392   $    708,857   $    735,462   $     48,003   $     36,811
   Net realized gain (loss)
      on investments                           1,782,303     10,208,449         54,162        587,063       (223,115)       641,633
   Net realized gain (loss)
      on futures contracts                       285,526     (4,503,980)      (338,584)    (2,641,626)       151,045       (721,754)
   Change in unrealized
      appreciation of investments              6,973,080    (35,410,186)    14,003,959     (9,834,750)     3,313,167     (1,897,934)
   Change in unrealized appreciation
      of futures contracts                       107,430      2,150,192        233,046        250,898         49,213        143,320
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in net
      assets resulting from operations        10,529,048    (25,758,133)    14,661,440    (10,902,953)     3,338,313     (1,797,924)
   Undistributed investment income
      included in price of shares sold
      and repurchased                            (10,787)       (50,153)       (21,908)        23,030           (544)         1,019

Distributions to Shareholders
   Distributions from net investment
      income                                  (1,437,422)    (1,839,168)      (721,101)      (656,257)       (41,424)       (51,088)
   Distributions from realized capital
      gains on investments                            --             --             --       (308,749)       (51,780)            --

Capital Share Transactions
   Increase (decrease) in net assets
      resulting from capital share
      transactions                            (4,777,634)   (19,781,595)    (6,737,660)    25,142,164       (532,095)     3,435,465
                                            ---------------------------------------------------------------------------------------
   Total increase (decrease)                   4,303,205    (47,429,049)     7,180,771     13,297,235      2,712,470      1,587,472

Net Assets
   Beginning of year                          93,960,820    141,389,869     96,590,238     83,293,003     15,813,252     14,225,780
                                            ---------------------------------------------------------------------------------------
   End of year                              $ 98,264,025   $ 93,960,820   $103,771,009   $ 96,590,238   $ 18,525,722   $ 15,813,252
                                            =======================================================================================
   Including undistributed net
   investment income of:                    $    232,243   $    288,956   $    118,445   $    130,689   $      6,579   $         --
                                            =======================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                               EUROPEAN GROWTH &
                                                 EQUITY INCOME FUND               INCOME FUND              NASDAQ-100 INDEX FUND
                                            ---------------------------   ---------------------------   ---------------------------
                                             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,     AUGUST 31,
                                                2003           2002           2003           2002           2003           2002
                                            ---------------------------------------------------------------------------------------
Operations
   Net investment income (loss)             $    116,271   $    123,883   $     50,410   $     31,039   $    (42,420)  $    (13,640)
   Net realized gain (loss)
      on investments                            (167,786)        25,247          1,828       (146,705)    (2,137,456)    (2,289,735)
   Net realized gain (loss)
      on futures contracts                        69,886        (95,107)            --             --        171,730     (2,064,615)
   Change in unrealized
      appreciation of investments                884,219       (660,004)       172,978       (342,973)     5,700,746     (1,047,451)
   Change in unrealized appreciation
      of futures contracts                       (20,831)       114,826             --             --         59,194        704,894
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in net
      assets resulting from operations           881,759       (491,155)       225,216       (458,639)     3,751,794     (4,710,547)
   Undistributed investment income
      included in price of shares sold
      and repurchased                              1,233           (105)        (1,575)         2,895         (4,679)        (1,856)

Distributions to Shareholders
   Distributions from net investment
      income                                    (112,369)      (122,794)       (37,320)       (34,775)            --        (18,789)
   Distributions from realized capital
      gains on investments                            --             --             --             --             --             --

Capital Share Transactions
   Increase in net assets
      resulting from capital share
      transactions                               786,237         80,544        820,820        741,521      1,990,080      2,532,278
                                            ---------------------------------------------------------------------------------------
   Total increase (decrease)                   1,556,860       (533,510)     1,007,141        251,002      5,737,195     (2,198,914)

Net Assets
   Beginning of year                           8,260,973      8,794,483      2,357,257      2,106,255      9,190,865     11,389,779
                                            ---------------------------------------------------------------------------------------
   End of year                              $  9,817,833   $  8,260,973   $  3,364,398   $  2,357,257   $ 14,928,060   $  9,190,865
                                            =======================================================================================
   Including undistributed net
   investment income of:                    $     26,588   $     22,686   $     13,090   $         --   $         --   $         --
                                            =======================================================================================

*    Commencement of operations

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                    California Tax-Free Income Fund
                                                    -------------------------------
                                             Year Ended                        Year Ended
                                           August 31, 2003                   August 31, 2002
                                   ------------------------------    ------------------------------
                                        Shares          Value             Shares          Value
                                   ----------------------------------------------------------------
Shares sold ....................       7,770,923    $ 101,005,637        9,401,276    $ 121,402,518
Shares issued in reinvestment of
   distributions ...............         582,865        7,578,002          580,372        7,492,647
                                   ----------------------------------------------------------------
                                       8,353,788      108,583,639        9,981,648      128,895,165
Shares repurchased .............     (10,361,336)    (135,882,145)      (9,632,416)    (124,859,450)
                                   ----------------------------------------------------------------
   Net increase (decrease) .....      (2,007,548)   $ (27,298,506)         349,232    $   4,035,715
                                   ================================================================

                                                  California Insured Intermediate Fund
                                                  ------------------------------------
                                             Year Ended                        Year Ended
                                           August 31, 2003                   August 31, 2002
                                   ------------------------------    ------------------------------
                                        Shares          Value             Shares          Value
                                   ----------------------------------------------------------------
Shares sold ....................         592,416    $   6,603,082          564,939    $   6,220,323
Shares issued in reinvestment of
   distributions ...............          91,987        1,007,408           80,255          875,749
                                   ----------------------------------------------------------------
                                         684,403        7,610,490          645,194        7,096,072
Shares repurchased .............        (517,192)      (5,753,959)        (298,052)      (3,268,206)
                                   ----------------------------------------------------------------
   Net increase (decrease) .....         167,211    $   1,856,531          347,142    $   3,827,866
                                   ================================================================

                                         California Tax-Free               The United States
                                             Money Market                    Treasury Trust
                                         -------------------               -----------------
                                     Year Ended       Year Ended       Year Ended       Year Ended
                                     August 31,       August 31,       August 31,       August 31,
                                        2003             2002             2003             2002
                                   -------------    -------------    -------------    -------------
                                    Shares/Value     Shares/Value     Shares/Value     Shares/Value
                                   ----------------------------------------------------------------
Shares sold ....................      74,019,274      101,150,594      113,535,711      111,938,441
Shares issued in reinvestment of
   distributions ...............         621,574        1,114,305          356,883          878,694
                                   ----------------------------------------------------------------
                                      74,640,848      102,264,899      113,892,594      112,817,135
Shares repurchased .............     (79,204,788)    (108,414,257)    (124,269,326)    (121,561,638)
                                   ----------------------------------------------------------------
   Net increase (decrease) .....      (4,563,940)      (6,149,358)     (10,376,732)      (8,744,503)
                                   ================================================================

                                                 Short-Term U.S. Government Bond Fund
                                                 ------------------------------------
                                             Year Ended                        Year Ended
                                           August 31, 2003                   August 31, 2002
                                   ------------------------------    ------------------------------
                                        Shares          Value             Shares          Value
                                   ----------------------------------------------------------------
Shares sold ....................       1,699,959    $  17,245,618          766,546    $   7,819,082
Shares issued in reinvestment of
   distributions ...............          18,698          189,829           41,401          421,484
                                   ----------------------------------------------------------------
                                       1,718,657       17,435,447          807,947        8,240,566
Shares repurchased .............        (668,361)      (6,784,024)        (867,372)      (8,853,404)
                                   ----------------------------------------------------------------
   Net increase (decrease) .....       1,050,296    $  10,651,423          (59,425)   $    (612,838)
                                   ================================================================

                                                    U.S. Government Securities Fund
                                                    -------------------------------
                                             Year Ended                        Year Ended
                                           August 31, 2003                   August 31, 2002
                                   ------------------------------    ------------------------------
                                        Shares          Value             Shares          Value
                                   ----------------------------------------------------------------
Shares sold ....................       1,673,739    $  18,056,033          872,674    $   9,276,151
Shares issued in reinvestment of
   distributions ...............         105,638        1,138,387          165,219        1,754,686
                                   ----------------------------------------------------------------
                                       1,779,377       19,194,420        1,037,893       11,030,837
Shares repurchased .............      (1,890,170)     (20,386,129)        (467,217)      (4,943,491)
                                   ----------------------------------------------------------------
   Net increase (decrease) .....        (110,793)   $  (1,191,709)         570,676    $   6,087,346
                                   ================================================================

                                                          S&P 500 Index Fund
                                                          ------------------
                                             Year Ended                        Year Ended
                                           August 31, 2003                   August 31, 2002
                                   ------------------------------    ------------------------------
                                        Shares          Value             Shares          Value
                                   ----------------------------------------------------------------
Shares sold ....................         903,499    $  16,439,574        1,468,993    $  31,386,527
Shares issued in reinvestment of
   distributions ...............          65,058        1,141,330           74,807        1,615,893
                                   ----------------------------------------------------------------
                                         968,557       17,580,904        1,543,800       33,002,420
Shares repurchased .............      (1,225,981)     (22,358,538)      (2,663,037)     (52,784,015)
                                   ----------------------------------------------------------------
   Net increase (decrease) .....        (257,424)   $  (4,777,634)      (1,119,237)   $ (19,781,595)
                                   ================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                        S&P MidCap Index Fund
                                                        ---------------------
                                             Year Ended                        Year Ended
                                           August 31, 2003                   August 31, 2002
                                   ------------------------------    ------------------------------
                                        Shares          Value             Shares          Value
                                   ----------------------------------------------------------------
Shares sold ....................       2,936,166    $  42,217,029        3,167,037    $  51,735,299
Shares issued in reinvestment of
   distributions ...............          44,420          626,756           54,508          866,933
                                   ----------------------------------------------------------------
                                       2,980,586       42,843,785        3,221,545       52,602,232
Shares repurchased .............      (3,496,440)     (49,581,445)      (1,753,930)     (27,460,068)
                                   ----------------------------------------------------------------
   Net increase (decrease) .....        (515,854)   $  (6,737,660)       1,467,615    $  25,142,164
                                   ================================================================

                                                       S&P SmallCap Index Fund
                                                       -----------------------
                                             Year Ended                        Year Ended
                                           August 31, 2003                   August 31, 2002
                                   ------------------------------    ------------------------------
                                        Shares          Value             Shares          Value
                                   ----------------------------------------------------------------
Shares sold ....................         555,740    $   6,709,355          944,463    $  12,274,893
Shares issued in reinvestment of
   distributions ...............           7,771           90,119            3,793           46,776
                                   ----------------------------------------------------------------
                                         563,511        6,799,474          948,256       12,321,669
Shares repurchased .............        (609,969)      (7,331,569)        (688,317)      (8,886,204)
                                   ----------------------------------------------------------------
   Net increase (decrease) .....         (46,458)   $    (532,095)         259,939    $   3,435,465
                                   ================================================================

                                                          Equity Income Fund
                                                          ------------------
                                             Year Ended                        Year Ended
                                           August 31, 2003                   August 31, 2002
                                   ------------------------------    ------------------------------
                                        Shares          Value             Shares          Value
                                   ----------------------------------------------------------------
Shares sold ....................         146,167    $   1,614,108           90,756    $   1,100,288
Shares issued in reinvestment of
   distributions ...............           9,958          108,259            9,796          118,895
                                   ----------------------------------------------------------------
                                         156,125        1,722,367          100,552        1,219,183
Shares repurchased .............         (85,509)        (936,130)         (94,935)      (1,138,639)
                                   ----------------------------------------------------------------
   Net increase ................          70,616    $     786,237            5,617    $      80,544
                                   ================================================================

                                                     European Growth & Income Fund
                                                     -----------------------------
                                             Year Ended                        Year Ended
                                           August 31, 2003                   August 31, 2002
                                   ------------------------------    ------------------------------
                                        Shares          Value             Shares          Value
                                   ----------------------------------------------------------------
Shares sold ....................       3,275,364    $  18,527,746          298,420    $   1,917,663
Shares issued in reinvestment of
   distributions ...............           6,605           36,155            4,935           32,531
                                   ----------------------------------------------------------------
                                       3,281,969       18,563,901          303,355        1,950,194
Shares repurchased .............      (3,144,160)     (17,743,081)        (192,087)      (1,208,673)
                                   ----------------------------------------------------------------
   Net increase ................         137,809    $     820,820          111,268    $     741,521
                                   ================================================================

                                                        Nasdaq-100 Index Fund
                                                        ---------------------
                                             Year Ended                        Year Ended
                                           August 31, 2003                   August 31, 2002
                                   ------------------------------    ------------------------------
                                        Shares          Value             Shares          Value
                                   ----------------------------------------------------------------
Shares sold ....................       2,863,826    $   8,067,882        1,815,707    $   5,918,688
Shares issued in reinvestment of
   distributions ...............              --               --            6,265           18,606
                                   ----------------------------------------------------------------
                                       2,863,826        8,067,882        1,821,972        5,937,294
Shares repurchased .............      (2,296,996)      (6,077,802)      (1,043,197)      (3,405,016)
                                   ----------------------------------------------------------------
   Net increase ................         566,830    $   1,990,080          778,775    $   2,532,278
                                   ================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

--------------------------------------------------------------------------------

                                                                          California Tax-Free Money Market Fund

                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                          August 31,     August 31,     August 31,     August 31,     August 31,
                                                             2003           2002           2001           2000           1999
                                                          ----------------------------------------------------------------------
Net asset value, beginning of year                        $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                       0.007          0.011          0.026          0.029          0.026
   LESS DISTRIBUTIONS
   Dividends from net investment income                       (0.007)        (0.011)        (0.026)        (0.029)        (0.026)
                                                          ----------------------------------------------------------------------
Net asset value, end of year                              $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                          ======================================================================

Total Return                                                   0.70%          1.15%          2.66%          2.92%          2.61%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                    $   88,804     $   93,371     $   99,520     $  102,848     $  105,606
   Ratio of expenses to average net assets:
      Before expense reimbursements                            0.65%          0.65%          0.63%          0.66%          0.61%
      After expense reimbursements                             0.43%          0.40%          0.40%          0.40%          0.40%
   Ratio of net investment income to average net assets
      Before expense reimbursements                            0.48%          0.90%          2.36%          2.63%          2.33%
      After expense reimbursements                             0.70%          1.15%          2.59%          2.89%          2.54%

                                                                           California Insured Intermediate Fund

                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                          August 31,     August 31,     August 31,     August 31,     August 31,
                                                             2003           2002           2001           2000           1999
                                                          ----------------------------------------------------------------------
Net asset value, beginning of year                        $    11.22     $    11.09     $    10.72     $    10.54     $    10.92
                                                          ----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                        0.33           0.39           0.43           0.44           0.43
   Net gain (loss) on securities (both
    realized and unrealized)                                   (0.21)          0.27           0.37           0.20          (0.26)
                                                          ----------------------------------------------------------------------
      Total from Investment Operations                          0.12           0.66           0.80           0.64           0.17
                                                          ----------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                        (0.33)         (0.39)         (0.43)         (0.44)         (0.43)
   Distributions from capital gains                            (0.21)         (0.14)            --          (0.02)         (0.12)
                                                          ----------------------------------------------------------------------
      Total distributions                                      (0.54)         (0.53)         (0.43)         (0.46)         (0.55)
                                                          ----------------------------------------------------------------------
Net asset value, end of year                              $    10.80     $    11.22     $    11.09     $    10.72     $    10.54
                                                          ======================================================================

Total Return                                                   1.03%          6.17%          7.66%          6.25%          1.51%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                    $   27,906     $   27,105     $   22,949     $   22,878     $   24,175
   Ratio of expenses to average net assets:
      Before expense reimbursements                            0.71%          0.72%          0.71%          0.72%          0.66%
      After expense reimbursements                             0.58%          0.55%          0.55%          0.55%          0.55%
   Ratio of net investment income to average net assets
      Before expense reimbursements                            2.83%          3.43%          3.82%          3.93%          3.85%
      After expense reimbursements                             2.96%          3.60%          3.98%          4.10%          3.96%
   Portfolio Turnover                                         22.45%         29.28%         24.35%         24.24%          8.38%

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                              California Tax-Free Income Fund

                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                          August 31,     August 31,     August 31,     August 31,     August 31,
                                                             2003           2002           2001           2000           1999
                                                          ----------------------------------------------------------------------
Net asset value, beginning of year                        $    13.24     $    13.17     $    12.75     $    12.40     $    13.18
                                                          ----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                        0.50           0.52           0.55           0.55           0.56
   Net gain (loss) on securities (both
    realized and unrealized)                                   (0.42)          0.18           0.44           0.41          (0.68)
                                                          ----------------------------------------------------------------------
      Total from Investment Operations                          0.08           0.70           0.99           0.96          (0.12)
                                                          ----------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                        (0.50)         (0.52)         (0.56)         (0.55)         (0.57)
   Distributions from capital gains                            (0.16)         (0.11)         (0.01)         (0.06)         (0.09)
                                                          ----------------------------------------------------------------------
      Total distributions                                      (0.66)         (0.63)         (0.57)         (0.61)         (0.66)
                                                          ----------------------------------------------------------------------
Net asset value, end of year                              $    12.66     $    13.24     $    13.17     $    12.75     $    12.40
                                                          ======================================================================

Total Return                                                   0.61%          5.55%          7.98%          8.07%         (1.07)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                    $  172,488     $  206,909     $  201,286     $  196,786     $  200,946
   Ratio of expenses to average net assets:
      Before expense reimbursements                            0.61%          0.61%          0.63%          0.64%          0.61%
      After expense reimbursements                             0.61%          0.61%          0.63%          0.64%          0.61%
   Ratio of net investment income to average net assets
      Before expense reimbursements                            3.82%          4.11%          4.30%          4.54%          4.33%
      After expense reimbursements                             3.82%          4.11%          4.30%          4.54%          4.33%
   Portfolio Turnover                                          1.44%         22.94%         28.96%         18.05%         16.36%

                                                                             U.S. Government Securities Fund

                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                          August 31,     August 31,     August 31,     August 31,     August 31,
                                                             2003           2002           2001           2000           1999
                                                          ----------------------------------------------------------------------
Net asset value, beginning of year                        $    10.73     $    10.77     $    10.33     $    10.24     $    11.30
                                                          ----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                        0.35           0.50           0.58           0.58           0.56
   Net gain (loss) on securities (both
    realized and unrealized)                                   (0.08)          0.19           0.42           0.14          (0.80)
                                                          ----------------------------------------------------------------------
      Total from Investment Operations                          0.27           0.69           1.00           0.72          (0.24)
                                                          ----------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                        (0.44)         (0.59)         (0.56)         (0.58)         (0.56)
   Distributions from capital gains                               --          (0.14)            --          (0.05)         (0.26)
                                                          ----------------------------------------------------------------------
      Total distributions                                      (0.44)         (0.73)         (0.56)         (0.63)         (0.82)
                                                          ----------------------------------------------------------------------
Net asset value, end of year                              $    10.56     $    10.73     $    10.77     $    10.33     $    10.24
                                                          ======================================================================

Total Return                                                   2.52%          6.65%          9.94%          7.35%         (2.42)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                    $   31,585     $   33,275     $   27,265     $   24,476     $   30,950
   Ratio of expenses to average net assets:
      Before expense reimbursements                            0.71%          0.71%          0.71%          0.72%          0.66%
      After expense reimbursements                             0.65%          0.65%          0.65%          0.65%          0.65%
   Ratio of net investment income to average net assets
      Before expense reimbursements                            3.22%          4.59%          5.32%          5.82%          5.11%
      After expense reimbursements                             3.28%          4.65%          5.38%          5.89%          5.12%
   Portfolio Turnover                                         39.29%        150.35%        209.58%        184.60%        139.00%

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                             The United States Treasury Trust

                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                          August 31,     August 31,     August 31,     August 31,     August 31,
                                                             2003           2002           2001           2000           1999
                                                          ----------------------------------------------------------------------
Net asset value, beginning of year                        $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                          ----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                       0.008          0.017          0.047          0.050          0.042
   LESS DISTRIBUTIONS
   Dividends from net investment income                       (0.008)        (0.017)        (0.047)        (0.050)        (0.042)
   Distributions from capital gains                               --          0.000             --             --             --
                                                          ----------------------------------------------------------------------
Net asset value, end of year                              $    1.000     $    1.000     $    1.000     $    1.000     $    1.000
                                                          ======================================================================

Total Return                                                   0.86%          1.70%          4.87%          5.12%          4.22%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                    $   40,635     $   51,013     $   59,760     $   56,464     $   50,517
   Ratio of expenses to average net assets:
      Before expense reimbursements                            0.70%          0.67%          0.65%          0.66%          0.63%
      After expense reimbursements                             0.42%          0.42%          0.40%          0.40%          0.41%
   Ratio of net investment income to average net assets
      Before expense reimbursements                            0.56%          1.45%          4.48%          4.76%          3.92%
      After expense reimbursements                             0.84%          1.70%          4.73%          5.02%          4.14%

*Represents less than $0.000 per share

                                                                    Short-Term U.S. Government Bond Fund

                                                                                                       January 18,
                                                          Year Ended     Year Ended     Year Ended      2000* to
                                                          August 31,     August 31,     August 31,     August 31,
                                                             2003           2002           2001           2000
                                                          -------------------------------------------------------
Net asset value, beginning of period                      $    10.17     $    10.24     $    10.05     $    10.00
                                                          -------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                        0.18           0.30           0.53           0.36
   Net gain on securities (both
    realized and unrealized)                                   (0.06)          0.09           0.21           0.05
                                                          -------------------------------------------------------
      Total from Investment Operations                          0.12           0.39           0.74           0.41
                                                          -------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                        (0.18)         (0.30)         (0.55)         (0.36)
   Distributions from capital gains                               --          (0.16)         (0.00)            --
                                                          -------------------------------------------------------
      Total distributions                                      (0.18)         (0.46)         (0.55)         (0.36)
                                                          -------------------------------------------------------
Net asset value, end of period                            $    10.11     $    10.17     $    10.24     $    10.05
                                                          =======================================================

Total Return                                                   1.17%          3.90%          7.58%          4.15%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)                  $   21,500     $   10,942     $   11,623     $    5,432
   Ratio of expenses to average net assets:
      Before expense reimbursements                            0.80%          0.82%          0.86%          1.26%**
      After expense reimbursements                             0.49%          0.43%          0.30%          0.09%**
   Ratio of net investment income to average net assets
      Before expense reimbursements                            1.35%          2.57%          4.63%          5.02%**
      After expense reimbursements                             1.66%          2.96%          5.19%          6.19%**
   Portfolio Turnover                                         74.45%        119.61%         64.56%             --

*    Commencement of operations.
**   Annualized.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                    S&P 500 Index Fund

                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                          August 31,     August 31,     August 31,     August 31,     August 31,
                                                             2003           2002           2001           2000           1999
                                                          ----------------------------------------------------------------------
Net asset value, beginning of year                        $    18.48     $    22.79     $    30.84     $    28.12     $    20.90
                                                          ----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                        0.29           0.29           0.34           0.38           0.39
   Net gain (loss) on securities (both
    realized and unrealized)                                    1.89          (4.31)         (7.64)          4.06           7.79
                                                          ----------------------------------------------------------------------
      Total from Investment Operations                          2.18          (4.02)         (7.30)          4.44           8.18
                                                          ----------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                        (0.30)         (0.29)         (0.34)         (0.40)         (0.39)
   Distributions from capital gains                               --             --          (0.41)         (1.32)         (0.57)
                                                          ----------------------------------------------------------------------
      Total distributions                                      (0.30)         (0.29)         (0.75)         (1.72)         (0.96)
                                                          ----------------------------------------------------------------------
Net asset value, end of year                              $    20.36     $    18.48     $    22.79     $    30.84     $    28.12
                                                          ======================================================================

Total Return                                                  12.03%       (17.83)%       (23.93)%         16.38%         39.76%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                    $   98,264     $   93,961     $  141,390     $  165,891     $  142,276
   Ratio of expenses to average net assets:
      Before expense reimbursements                            0.45%          0.41%          0.39%          0.40%          0.37%
      After expense reimbursements                             0.25%          0.20%          0.20%          0.20%          0.20%
   Ratio of net investment income to average net assets
      Before expense reimbursements                            1.35%          1.30%          1.16%          1.11%          1.33%
      After expense reimbursements                             1.55%          1.51%          1.35%          1.31%          1.50%
   Portfolio Turnover                                          3.63%         31.12%          6.26%          9.00%          9.76%

                                                                                  S&P MidCap Index Fund

                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                          August 31,     August 31,     August 31,     August 31,     August 31,
                                                             2003           2002           2001           2000           1999
                                                          ----------------------------------------------------------------------
Net asset value, beginning of year                        $    14.60     $    16.18     $    20.75     $    18.70     $    15.41
                                                          ----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                        0.12           0.05           0.17           0.22           0.20
   Net gain (loss) on securities (both
    realized and unrealized)                                    2.41          (1.54)         (1.66)          6.05           5.80
                                                          ----------------------------------------------------------------------
      Total from Investment Operations                          2.53          (1.49)         (1.49)          6.27           6.00
                                                          ----------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                        (0.12)         (0.03)         (0.18)         (0.21)         (0.20)
   Distributions from capital gains                               --          (0.06)         (2.90)         (4.01)         (2.51)
                                                          ----------------------------------------------------------------------
      Total distributions                                      (0.12)         (0.09)         (3.08)         (4.22)         (2.71)
                                                          ----------------------------------------------------------------------
Net asset value, end of year                              $    17.01     $    14.60     $    16.18     $    20.75     $    18.70
                                                          ======================================================================

Total Return                                                  17.46%        (8.77)%        (6.56)%         40.44%         41.13%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                    $  103,771     $   96,590     $   83,293     $   74,749     $   57,164
   Ratio of expenses to average net assets:
      Before expense reimbursements                            0.58%          0.58%          0.56%          0.57%          0.57%
      After expense reimbursements                             0.46%          0.40%          0.40%          0.40%          0.40%
   Ratio of net investment income to average net assets
      Before expense reimbursements                            0.66%          0.78%          0.84%          1.03%          0.90%
      After expense reimbursements                             0.78%          0.96%          1.00%          1.20%          1.07%
   Portfolio Turnover                                          8.33%         21.73%         39.41%         46.23%         42.98%

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                 S&P SmallCap Index Fund

                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                          August 31,     August 31,     August 31,     August 31,     August 31,
                                                             2003           2002           2001           2000           1999
                                                          ----------------------------------------------------------------------
Net asset value, beginning of year                        $    11.60     $    12.89     $    14.09     $    11.46     $     9.46
                                                          ----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                        0.03           0.03           0.11           0.12           0.08
   Net gain (loss) on securities (both
    realized and unrealized)                                    2.51          (1.28)         (0.55)          3.14           2.13
                                                          ----------------------------------------------------------------------
      Total from Investment Operations                          2.54          (1.25)         (0.44)          3.26           2.21
                                                          ----------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                        (0.03)         (0.04)         (0.12)         (0.10)         (0.08)
   Distributions from capital gains                            (0.04)            --          (0.64)         (0.53)         (0.13)
                                                          ----------------------------------------------------------------------
      Total distributions                                      (0.07)         (0.04)         (0.76)         (0.63)         (0.21)
                                                          ----------------------------------------------------------------------
Net asset value, end of year                              $    14.07     $    11.60     $    12.89     $    14.09     $    11.46
                                                          ======================================================================

Total Return                                                  22.04%        (9.69)%        (2.59)%         29.63%         23.53%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                    $   18,526     $   15,813     $   14,226     $   12,863     $   10,881
   Ratio of expenses to average net assets:
      Before expense reimbursements                            0.88%          0.88%          0.92%          1.00%          1.05%
      After expense reimbursements                             0.65%          0.65%          0.65%          0.65%          0.65%
   Ratio of net investment income to average net assets
      Before expense reimbursements                            0.08%          0.00%          0.54%          0.58%          0.31%
      After expense reimbursements                             0.31%          0.23%          0.81%          0.93%          0.71%
   Portfolio Turnover                                         16.51%         17.64%         41.91%         37.21%         25.40%

                                                                                    Equity Income Fund

                                                          Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                          August 31,     August 31,     August 31,     August 31,     August 31,
                                                             2003           2002           2001           2000           1999
                                                          ----------------------------------------------------------------------
Net asset value, beginning of year                        $    11.38     $    12.21     $    14.81     $    14.38     $    11.98
                                                          ----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                        0.15           0.17           0.28           0.36           0.32
   Net gain (loss) on securities (both
    realized and unrealized)                                    0.94          (0.83)         (2.46)          0.76           2.41
                                                          ----------------------------------------------------------------------
      Total from Investment Operations                          1.09          (0.66)         (2.18)          1.12           2.73
                                                          ----------------------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                        (0.15)         (0.17)         (0.39)         (0.27)         (0.33)
   Distributions from capital gains                               --             --          (0.03)         (0.42)            --
                                                          ----------------------------------------------------------------------
      Total distributions                                      (0.15)         (0.17)         (0.42)         (0.69)         (0.33)
                                                          ----------------------------------------------------------------------
Net asset value, end of year                              $    12.32     $    11.38     $    12.21     $    14.81     $    14.38
                                                          ======================================================================

Total Return                                                   9.77%        (5.46)%       (14.94)%          8.23%         22.89%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of year ( in 000's)                    $    9,818     $    8,261     $    8,794     $   11,813     $   13,716
   Ratio of expenses to average net assets:
      Before expense reimbursements                            0.95%          0.91%          0.94%          0.98%          0.86%
      After expense reimbursements                             0.80%          0.80%          0.80%          0.80%          0.80%
   Ratio of net investment income to average net assets
      Before expense reimbursements                            1.24%          1.33%          1.96%          2.49%          2.09%
      After expense reimbursements                             1.39%          1.44%          2.10%          2.67%          2.15%
   Portfolio Turnover                                         30.01%         69.43%         73.50%         38.34%         54.03%

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                       European Growth & Income Fund

                                                                                                       January 18,
                                                          Year Ended     Year Ended     Year Ended      2000* to
                                                          August 31,     August 31,     August 31,     August 31,
                                                             2003           2002           2001           2000
                                                          -------------------------------------------------------
Net asset value, beginning of period                      $     5.80     $     7.13     $     9.59     $    10.00
                                                          -------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                        0.11           0.10           0.08           0.09
   Net loss on securities (both
    realized and unrealized)                                    0.35          (1.34)         (2.46)         (0.45)
                                                          -------------------------------------------------------
      Total from Investment Operations                          0.46          (1.24)         (2.38)         (0.36)
                                                          -------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                        (0.08)         (0.09)         (0.08)         (0.05)
   Distributions from capital gains                               --             --             --             --
                                                          -------------------------------------------------------
      Total distributions                                      (0.08)         (0.09)         (0.08)         (0.05)
                                                          -------------------------------------------------------
Net asset value, end of period                            $     6.18     $     5.80     $     7.13     $     9.59
                                                          =======================================================

Total Return                                                   8.17%       (17.50)%       (24.87)%        (3.59)%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)                  $    3,364     $    2,357     $    2,106     $    1,505
   Ratio of expenses to average net assets:
      Before expense reimbursements                            1.99%          1.99%          2.17%          3.99%**
      After expense reimbursements                             0.95%          0.95%          0.95%          0.95%**
   Ratio of net investment income to average net assets
      Before expense reimbursements                            0.83%          0.30%        (0.18)%        (1.53)%**
      After expense reimbursements                             1.87%          1.34%          1.04%          1.51%**
   Portfolio Turnover                                          0.00%          9.70%         19.75%        114.30%

                                                                           Nasdaq-100 Index Fund

                                                                                                       January 18,
                                                          Year Ended     Year Ended     Year Ended      2000* to
                                                          August 31,     August 31,     August 31,     August 31,
                                                             2003           2002           2001           2000
                                                          -------------------------------------------------------
Net asset value, beginning of period                      $     2.41     $     3.75     $    10.67     $    10.00
                                                          -------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (loss)                                (0.01)          --(a)          0.05           0.03
   Net gain (loss) on securities (both
    realized and unrealized)                                    1.01          (1.33)         (6.84)          0.67
                                                          -------------------------------------------------------
      Total from Investment Operations                          1.00          (1.33)         (6.79)          0.70
                                                          -------------------------------------------------------
   LESS DISTRIBUTIONS
   Dividends from net investment income                           --          (0.01)         (0.08)         (0.03)
   Distributions from capital gains                               --             --          (0.05)            --
                                                          -------------------------------------------------------
      Total distributions                                         --          (0.01)         (0.13)         (0.03)
                                                          -------------------------------------------------------
Net asset value, end of period                            $     3.41     $     2.41     $     3.75     $    10.67
                                                          =======================================================

Total Return                                                  41.49%       (35.61)%       (64.26)%          7.02%

RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period ( in 000's)                  $   14,928     $    9,191     $   11,390     $   14,498
   Ratio of expenses to average net assets:
      Before expense reimbursements                            1.05%          0.99%          0.90%          0.99%**
      After expense reimbursements                             0.65%          0.64%          0.65%          0.65%**
   Ratio of net investment income to average net assets
      Before expense reimbursements                          (0.80)%        (0.45)%          0.14%          0.54%**
      After expense reimbursements                           (0.40)%        (0.10)%          0.39%          0.88%**
   Portfolio Turnover                                          8.64%          4.18%         13.82%          0.62%

(a)  Represents less than $0.01 per share
*    Commencement of operations.
**   Annualized.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT          NOTES TO FINANCIAL                  8/31/2003
       TRUST                       STATEMENTS

--------------------------------------------------------------------------------

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund are separate series of shares of beneficial interest of California Investment Trust. U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund are separate series of shares of beneficial interest of California Investment Trust II. Both Trusts are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Both Trusts were organized as Massachusetts business trusts on September 11, 1985 and are authorized to issue an unlimited number of no par value shares in one or more series. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. The United States Treasury Trust seeks preservation of capital, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index and the Standard & Poor's SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of current income by investing primarily in income producing equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index. Short-Term U.S. Government Bond Fund will attempt to maximize current income and preserve investors' principal. The following is a summary of significant accounting policies followed by the Funds.


     (a) Security Valuation --- Portfolio securities of the S&P 500, S&P MidCap and S&P SmallCap Index Funds, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund and Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Trustees. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost which the Board of Trustees has determined in good faith to constitute fair value.


     (b) Futures Contracts --- Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.


     (c) Federal Income Taxes --- No provision is considered necessary for Federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2003, available to offset future capital gains, if any, are as follows:

          Fund                                   Amount         Expiring Through
          ----                                   ------         ----------------
California Tax-Free Money Market Fund         $     14,841           2004
S&P 500 Index Fund                              10,264,980           2011
S&P MidCap Index Fund                            3,696,830           2011
S&P SmallCap Index Fund                             11,836           2011
Equity Income Fund                                 990,673           2011
European Growth & Income Fund                      199,138           2011
Nasdaq-100 Index Fund                            5,909,061           2011

     (d) Security Transactions, Investment Income and Distributions to Shareholders --- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

     (e) Equalization --- The California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund follow the accounting practice of "equalization" whereby part of the proceeds from capital share transactions equivalent to a proportionate share of the distributable investment income on the date of the transaction, is transferred to or from the undistributed net investment income account. Undistributed net investment income is therefore unaffected by capital share transactions.

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT          NOTES TO FINANCIAL                  8/31/2003
       TRUST                       STATEMENTS
                                   CONTINUED
--------------------------------------------------------------------------------

     (f) Concentration --- The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuer's abilities to meet their obligations may be affected by economic developments in the state of California.

     (g) Use of Estimates in Financial Statements --- In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

NOTE 2 --- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

     CCM Partners ("CCM"), a California Limited Partnership, provides each Fund with management and administrative services pursuant to a Management Agreement.

     In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds' average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, CCM receives compensation at the annual rate of 0.85% of the Fund's average daily net assets. CCM has agreed to reduce its fee by, or reimburse the Funds for, any amount necessary to prevent the Funds' total expenses, excluding extraordinary items, from exceeding 1.00% of the Funds' average daily net assets. The manager has voluntarily reimbursed more expenses than contractually obliged. This voluntary reimbursement may cease at any time without prior notice. Reimbursement from the manager for the year ended August 31, 2003, is as follows:

     California Tax-Free Money Market Fund ..................   $ 208,650
     California Insured Intermediate Fund ...................   $  36,966
     Short-Term U.S. Government Bond Fund ...................   $  43,113
     U.S. Government Securities Fund ........................   $  21,171
     The United States Treasury Trust .......................   $ 121,619
     S&P 500 Index Fund .....................................   $ 174,605
     S&P MidCap Index Fund ..................................   $ 106,542
     S&P SmallCap Index Fund ................................   $  35,560
     Equity Income Fund .....................................   $  12,819
     European Growth & Income Fund ..........................   $  27,935
     Nasdaq-100 Index Fund ..................................   $  41,697

Certain officers and trustees of the Trust are also partners of CCM.

NOTE 3 --- PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term investments during the year ended August 31, 2003 were as follows:

                                                       PURCHASES        SALES
                                                       ---------        -----
     California Tax-Free Income Fund .............   $  2,493,835   $ 35,606,374
     California Insured Intermediate Fund ........   $  5,649,369   $  6,531,155
     Short-Term U.S. Government Bond Fund ........   $ 15,603,055   $  7,762,246
     U.S. Government Securities Fund .............   $ 11,508,005   $ 18,299,327
     S&P 500 Index Fund ..........................   $  3,148,324   $  8,852,094
     S&P Midcap Index Fund .......................   $  7,313,366   $ 10,880,149
     Equity Income Fund ..........................   $  4,043,235   $  1,889,503
     S&P SmallCap Index Fund .....................   $  2,435,370   $  2,483,430
     European Growth & Income Fund ...............   $    772,405   $        108
     Nasdaq-100 Index Fund .......................   $  2,804,690   $    816,449

For the year ended August 31, 2003, 100% of the distributions paid from the net investment income of the California Tax-Free Money Market Fund, the California Tax-Free Income Fund and the California Insured Intermediate Fund qualifies as tax-exempt interest dividends to noncoporate shareholders.

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT          NOTES TO FINANCIAL                  8/31/2003
       TRUST                       STATEMENTS
                                   CONTINUED
--------------------------------------------------------------------------------

NOTE 4

The tax character of distributions paid during the years ended August 31, 2003 and 2002 were as follows:

                                                      Ordinary     Long-Term   Exempt-Interest     Total
                                                       Income    Capital Gains    Dividends     Distributions

California Tax-Free Money Market Fund      2003             --             --        645,114        645,114
                                           2002             --             --      1,164,353      1,164,353

California Insured Intermediate Fund       2003          8,854        502,411        830,980      1,342,245
                                           2002         14,910        288,107        883,953      1,186,970

California Tax Free Income Fund            2003        156,850      2,227,768      7,287,147      9,671,765
                                           2002             --      1,633,202      8,024,995      9,658,197

U.S. Government Securities Fund            2003      1,332,875             --             --      1,332,875
                                           2002      1,659,641        374,129             --      2,033,770

The United States Treasury Trust           2003        378,500             --             --        378,500
                                           2002        933,757             --             --        933,757

Short Term U.S. Government Bond Fund       2003        227,749             --             --        227,749
                                           2002        414,241         70,454             --        484,695

S&P 500 Index Fund                         2003      1,437,422             --             --      1,437,422
                                           2002      1,839,168             --             --      1,839,168

S&P MidCap Index Fund                      2003        721,101             --             --        721,101
                                           2002        965,006             --             --        965,006

S&P Small Cap Index Fund                   2003         41,424         51,780             --         93,204
                                           2002         51,088             --             --         51,088

Equity Income Fund                         2003        112,369             --             --        112,369
                                           2002        122,794             --             --        122,794

European Growth & Income Fund              2003         37,320             --             --         37,320
                                           2002         34,775             --             --         34,775

Nasdaq-100 Index Fund                      2003             --             --             --             --
                                           2002         18,789             --             --         18,789

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT          NOTES TO FINANCIAL                  8/31/2003
       TRUST                       STATEMENTS
                                   CONTINUED
--------------------------------------------------------------------------------

The tax character of distributable earnings at August 31, 2003 were as follows:

                                       Undistributed  Undistributed     Capital       Unrealized         Post            Total
                                          Ordinary      Long Term         Loss       Appreciation       October      Distributable
                                           Income      Capital Gain  Carry Forwards (Depreciation)     Losses **        Earnings

California Tax-Free Money Market Fund            --             --        (14,841)             --          (3,258)        (18,099)

California Insured Intermediate Fund         11,815 *       73,646             --         698,232              --         783,693

California Tax Free Income Fund              12,091 *    1,175,661             --      15,240,394              --      16,428,146

U.S. Government Securities Fund             163,981         43,546             --          99,895              --         307,422

The United States Treasury Trust              5,381             --             --              --              --           5,381

Short Term U.S. Government Bond Fund          6,628             --             --          (9,199)             --          (2,571)

S&P 500 Index Fund                          232,243             --    (10,264,980)      3,519,796              --      (6,512,941)

S&P MidCap Index Fund                       118,445             --     (3,696,830)     13,787,444              --      10,209,059

S&P Small Cap Index Fund                      6,579             --           (949)      2,713,014         (11,065)      2,707,579

Equity Income Fund                           26,588             --       (990,673)      1,458,915          (7,398)        487,432

European Growth & Income Fund                13,088             --       (199,138)       (716,529)             --        (902,579)

Nasdaq-100 Index Fund                            --             --     (5,909,062)     (6,740,044)     (2,022,544)    (14,671,650)

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts and other deferrals.

*    Represents undistributed tax-exempt income.
** Under the current tax law, capital losses realized after October 31 and prior to the Funds' fiscal year end may be deferred as occuring on the first day of the following fiscal year.

               Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees
California Investment Trust
California Investment Trust II

We have audited the accompanying statements of assets and liabilities of California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund, each a series of shares of beneficial interest of California Investment Trust, and the U.S. Government Securities
Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, each a series of shares of beneficial interest of California Investment Trust II, including the portfolios of investments as of August 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, the U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund as of August 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.


                                                  Tait, Weller & Baker

Philadelphia, Pennsylvania
October 2, 2003

--------------------------------------------------------------------------------

              BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

--------------------------------------------------------------------------------

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

                                                                                                               LENGTH OF TIME
TRUSTEE                  ADDRESS                     DATE OF BIRTH    POSITION HELD WITH THE TRUST                 SERVED
------------------------------------------------------------------------------------------------------------------------------------
Stephen C. Rogers        44 Montgomery St. #2100        06/27/66      President, Secretary  & Trustee          Since August 1998
                         San Francisco, CA  94104                     Chief Executive Officer, CCM Partners
------------------------------------------------------------------------------------------------------------------------------------
Phillip W. McClanahan    44 Montgomery St. #2100        12/26/35      Vice President, Treasurer and Trustee    Since September 1985
                         San Francisco, CA 94104
------------------------------------------------------------------------------------------------------------------------------------
Harry Holmes             P.O. Box 714                   12/05/25      Trustee                                  Since September 1985
                         Pebble Beach, CA  93953
------------------------------------------------------------------------------------------------------------------------------------
John B. Sias             580 California Street          01/22/27      Trustee                                  Since March 1991
                         San Francisco, CA  94103
------------------------------------------------------------------------------------------------------------------------------------
James Miller             One Front Street, Suite 300    05/28/66      Trustee                                  Since August 2001
                         San Francisco, CA 94111
------------------------------------------------------------------------------------------------------------------------------------

Each Trustee oversees twelve portfolios of the Trusts, including the Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

*Stephen C. Rogers       Chief Executive Officer, CCM Partners, 1999 to present;
                         Chief  Operating  Officer,  CCM Partners  1997 to 1999;
                         Administrative    Officer,    CCM    Partners1993-1997;
                         Marketing Representative, CCM Partners, 1992 to 1993.

*Phillip W. McClanahan   Director of  Investments,  CCM Partners,  1985-present;
                         Vice  President  and  Portfolio  Manager,  Transamerica
                         Investment  Services,   1984-1985;   VicePresident  and
                         Portfolio Manager, Fireman's Fund Insurance Company and
                         Amfire, Inc., 1966-1984.

Harry Holmes             Principal,  Harry  Holmes  &  Associates  (consulting);
                         President  and Chief  Executive  Officer,  Aspen Skiing
                         Company,  1982-1984;   President  and  Chief  Executive
                         Officer,  Pebble Beach Company  (property  management),
                         1973-1984.

John B. Sias             President and CEO, Chronicle  Publishing Company,  1993
                         to 2001;  Executive Vice President,  Capital Cities/ABC
                         Inc. and President, ABC Network T.V. Group.

James Miller             Vice President, Jones Lange LaSalle Americas, Inc. 1999
                         to present;  Associate,  Orrick  Herrington & Sutcliffe
                         LLP, 1996-1999; Associate, Gordon & Rees LLP, 1993-1992

* Trustees deemed to be an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

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ITEM 2.   CODE OF ETHICS.

The registrant has adopted a Supplemental Code of Ethics for Senior Financial Officers that applies to the registrant's principal executive officer, principal financial officer, and persons performing similar functions. A copy of the Supplemental Code of Ethics may be obtained, without charge, by calling the Funds' at (800) 225-8778.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

a.1. The registrant's board has determined that the registrant does not have an audit committee financial expert serving on its audit committee

a.2.      Not applicable

a.3. The Board of Trustees determined that the Independent Audit Committee members, collectively, possess the financial literacy required to effectively oversee the Funds' operations. However no single Committee member meets the definition of an Audit Committee Financial Expert.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

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(b) There were no significant  changes in the registrant's  internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS

(a)  Supplemental Code of Ethics. Filed herewith.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.


                                   SIGNATURES
                           [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


California Investment Trust II


By (Signature and Title)* /s/ Steve Rogers                             PRESIDENT
                          ------------------------------------------------------
Date: November 6, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Steve Rogers                             PRESIDENT
                          ------------------------------------------------------
Date: November 6, 2003


By (Signature and Title)* /s/ Phillip McClanahan                       TREASURER
                          ------------------------------------------------------
Date: November 6, 2003

* Print the name and title of each signing officer under his or her signature.

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